UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus OH		43219
(Address of principal executive offices)		(Zip code)

BISYS Fund Services 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		(614) 470-8000

Date of fiscal year end:	10/31

Date of reporting period:	1/31/07

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	January 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (7.6%)
Banc of America Commercial Mortgage, Inc.
Series 2005-2, Class A4
4.78%, 7/10/43	$124	$121
Series 2006-1, Class A4
5.37%, 9/10/45	77	76
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A6
4.75%, 2/13/46	25	24
Series 2003-PWR2, Class A4
5.19%, 5/11/39	91	90
Series 2006-PW11, Class AAB
5.46%(a), 3/11/39	92	92
Series 2006-PW12, Class A4
5.71%(a), 9/11/38	70	71
Series 2006-PW12, Class AM
5.75%, 9/11/38(a)	110	112
Chase Manhattan Bank-First Union National, Series 1999-1, Class A2, 7.44%, 8/15/31	115	120
Chase Mortgage Finance Corp.
Series 2005-A1, Class M
5.31%(a), 12/25/35	214	209
Series 2005-A2, Class M
5.45%(a), 1/25/36	214	211
Chaseflex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20 (b)	257	258
Countrywide Home Loans, Series 2005-22, Class M, 5.39% (a), 11/25/35 (b)	224	221
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, 6/10/31 (b)	175	178
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	221	229
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (a), 11/25/36	249	248
Greenwich Capital Commercial Funding Corp.
Series 2003-C2, Class A3
4.53%, 1/5/36	55	53
Series 2006-GG7, Class A4
5.91%(a), 7/10/38	170	176
GS Mortgage Securites Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38	103	103
GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34	268	255
JP Morgan Alternative Loan Trust, Series 2005-S1, Class B1, 6.15% (a), 12/25/35	212	214
JP Morgan Chase Commercial Mortgage Securities
Series 2005-LDP3, Class AJ
4.94%(a), 8/15/42	125	120
Series 2005-LDP4, Class AM
5.00%, 10/15/42	115	111
Series 2001-CIB3, Class A3
6.47%, 11/15/35	261	272
JP Morgan Mortgage Trust
Series 2005-A2, Class B1
4.73%(a), 4/25/35	323	311
Series 2005-A1, Class IB1
4.91%(a), 2/25/35	230	221
Series 2005-A3, Class 1B1
4.99%, 6/25/35	255	246
Series 2005-A8, Class B1
5.18%(a), 11/25/35	344	336
Series 2005-A6, Class 1B1
5.18%(a), 9/25/35	308	303
Series 2005-A4, Class B1
5.20%(a), 7/25/35	208	203
Series 2006-A1, Class B1
5.41%(a), 2/25/36	115	112

See notes to schedules of investments.

1

	Shares/ Principal Amount	Value
Series 2006-A2, Class IB1
5.68%(a), 4/25/36	$359	$353
Series 2006-A5, Class B1
5.94%, 8/25/36	100	100
Series 2006-A4, Class 3A1
5.99%(a), 6/25/36	340	340
Series 2006-S2, Class B1
6.01%(a), 7/25/36	159	158
Series 2006-A6, Class B1
6.03%(a), 10/25/36	120	120
Series 2006-S3, Class B1
6.19%, 8/25/36	208	210
Series 2006-S4, Class B1
6.40%(a), 1/25/37	123	125
Series 2006-S4, Class B2
6.40%(a), 1/25/37	152	152
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A3
4.24%, 10/15/29	100	96
Series 2005-C5, Class A4
4.95%, 9/15/40	127	122
Series 2006-C6, Class A4
5.37%, 9/15/39	120	119
Series 2005-C7, Class A3
5.48%(a), 11/15/30	275	277
Series 2006-C4, Class A4
5.90%(a), 6/15/38	80	83
Series 2000-C3, Class A2
7.95%, 5/15/25	85	90
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A4, 4.72%, 10/12/41	105	101
Morgan Stanley Capital I, Series 2007-T25, Class B, 5.61%, 11/12/49	231	230
Morgan Stanley Dean Witter Capital I
Series 2001-TOP5, Class A4
6.39%, 10/15/35	100	104
Series 2002-HQ, Class A3
6.51%, 4/15/34	92	96
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 2A1
5.61%, 11/25/35	217	215
Series 2006-2, Class 4A
6.00%, 2/25/36	229	229
Series 2005-4, Class 2A1
6.17%(a), 8/25/35	122	122
Series 2006-2, Class 6A
6.50%, 2/25/36	226	228
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1M1, 6.00%, 2/25/36	208	208
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4, Class B1
4.42%(a), 4/25/34	237	238
Series 2006-1, Class 8A1
5.95%(a), 2/25/36	171	170
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.50%, 10/25/35	143	140

Total Collateralized Mortgage Obligations (Cost $9,794)		9,722

Commercial Paper (1.2%)
Total Capital, 5.27% (c), 2/1/07	1,582	1,582

Common Stocks (69.9%)
Airlines (0.8%)
Continental Airlines, Inc., Class B (d)(e)	26,106	1,083

See notes to schedules of investments.

2

Security Description	Shares	Value
Automotive (1.0%)
Ford Motor Co.	153,000	$1,244

Banks (1.4%)
Bank of America Corp.	33,900	1,782

Beverages (0.2%)
Diageo plc, ADR	4,078	321

Biotechnology (1.5%)
Amgen, Inc. (d)(e)	15,400	1,084
Gilead Sciences, Inc. (d)	13,900	894

		1,978

Brokerage Services (2.6%)
Charles Schwab Corp.	173,811	3,289

Building Materials (0.7%)
USG Corp. (d)	17,100	917

Chemicals (2.9%)
Celanese Corp., Series A	37,947	996
E.I. du Pont de Nemours and Co.	31,000	1,537
PPG Industries, Inc.	18,000	1,193

		3,726

Coal (0.7%)
Peabody Energy Corp. (e)	20,900	853

Computers & Peripherals (6.1%)
Cisco Systems, Inc. (d)	90,100	2,396
Dell, Inc. (d)	84,900	2,059
International Business Machines Corp.	9,900	981
Seagate Technology (e)	89,810	2,433

		7,869

Cosmetics & Toiletries (1.7%)
Procter & Gamble Co.	33,100	2,147

Electronics (3.3%)
General Electric Co.	116,400	4,196

Engineering (1.1%)
ABB Ltd., ADR	81,300	1,448

Financial Services (7.1%)
Ambac Financial Group, Inc.	9,230	813
Capital One Financial Corp.	13,765	1,107
Citigroup, Inc.	40,800	2,249
Legg Mason, Inc. (e)	21,300	2,233
Marsh & McLennan Cos., Inc. (e)	38,940	1,149
Western Union Co.	70,900	1,584

		9,135

Food Prcessing & Packaging (1.1%)
General Mills, Inc.	24,026	1,375

Forest Products & Paper (1.0%)
Weyerhaeuser Co. (e)	17,941	1,346

Health Care (0.9%)
Medtronic, Inc.	21,800	1,165

Heavy Machinery (3.2%)
Caterpillar, Inc.	43,700	2,800
Deere & Co.	13,769	1,381

		4,181

Home Builders (0.6%)
Toll Brothers, Inc. (d)	22,200	751

Insurance (1.0%)
American International Group, Inc.	19,530	1,337

See notes to schedules of investments.

3

	Shares/ Principal Amount	Value
Internet Service Provider (2.2%)
Yahoo, Inc. (d)(e)	102,100	$2,890

Investment Companies (1.5%)
Franklin Resources, Inc.	15,900	1,894

Machine-Diversified (1.1%)
Rockwell Automation, Inc.	22,600	1,383

Manufacturing-Miscellaneous (0.8%)
Siemens AG, ADR	9,175	1,016

Media (1.9%)
Time Warner, Inc. (e)	57,200	1,251
Viacom, Inc., Class B (d)	28,900	1,175

		2,426

Oil & Gas Exploration-Production & Services (1.6%)
Transocean, Inc. (d)	26,000	2,012

Oilfield Services & Equipment (1.4%)
Halliburton Co. (e)	42,900	1,267
Weatherford International Ltd. (d)(e)	14,049	568

		1,835

Pharmaceuticals (2.7%)
Novartis AG, ADR (e)	25,100	1,448
Pfizer, Inc.	77,324	2,029

		3,477

Retail-Specialty Stores (4.3%)
Best Buy Co., Inc. (e)	38,600	1,946
The Home Depot, Inc.	58,400	2,379
Tiffany & Co.	29,200	1,146

		5,471

Semiconductors (7.6%)
Broadcom Corp., Class A (d)(e)	65,900	2,103
Intel Corp.	203,800	4,272
STMicroelectronics N.V., NY Shares	94,000	1,761
Texas Instruments, Inc.	54,300	1,693

		9,829

Software & Computer Services (3.4%)
First Data Corp.	69,100	1,718
Microsoft Corp.	40,600	1,253
Oracle Corp. (d)	80,600	1,383

		4,354

Transportation Services (1.0%)
United Parcel Service, Inc., Class B	18,600	1,344

Utilities-Electric (0.7%)
Exelon Corp.	14,300	858

Utilities-Telecommunications (0.8%)
Sprint Nextel Corp.	54,500	972

Total Common Stocks (Cost $77,333)		89,904

Corporate Bonds (8.1%)
Aerospace/Defense (0.0%)
General Dynamics Corp., 4.50%, 8/15/10	$19	19
Raytheon Co., 6.15%, 11/1/08	19	19

		38

Automotive (0.1%)
DaimlerChrysler North America Holding Corp.

See notes to schedules of investments.

4

Security Description	Principal Amount	Value
4.05%, 6/4/08	$41	$40
7.30%, 1/15/12	22	23
8.50%, 1/18/31	22	26

		89

Banks (1.1%)
Asian Development Bank
4.50%, 9/4/12, MTN	35	34
5.82%, 6/16/28, Callable 6/16/08 @ 100	20	21
BAC Capital Trust XI, 6.63%, 5/23/36	50	53
Bank of America Corp.
3.88%, 1/15/08	85	84
6.25%, 4/15/12	50	52
5.63%, 10/14/16	100	101
European Investment Bank
3.38%, 3/16/09(e)	62	60
4.63%, 5/15/14	20	20
Fifth Third Bancorp, 4.50%, 6/1/18	58	52
Inter-American Development Bank
3.38%, 3/17/08, MTN	92	90
4.50%, 9/15/14	30	29
International Bank Recon & Development, 7.63%, 1/19/23	15	19
KFW
3.25%, 3/30/09	75	72
4.13%, 10/15/14	45	42
Mellon Capital II, 8.00%, 1/15/27, Callable 1/15/08 @ 103.60	175	182
Mellon Funding Corp., 6.38%, 2/15/10	65	67
PNC Funding Corp., 4.20%, 3/10/08, Perpetual Maturity (e)	55	54
Royal Bank of Scotland Group PLC, Series 1, 9.12%, 3/31/49, Callable 3/31/10 @ 100	120	132
Wachovia Capital Trust III, 5.80%, 8/29/49, Callable 3/15/11 @ 100	165	166
Wachovia Corp., 3.63%, 2/17/09, Perpetual Maturity	72	70
Wells Fargo Co., 3.50%, 4/4/08 (e)	57	56

		1,456

Beverages (0.1%)
Anheuser-Busch Cos., Inc.
9.00%, 12/1/09	1	1
5.05%, 10/15/16(e)	40	38
Coca-Cola Enterprises
5.75%, 11/1/08	24	24
8.50%, 2/1/12	47	54
8.50%, 2/1/22	25	31
Diageo Capital plc, 3.38%, 3/20/08	20	20

		168

Brokerage Services (0.3%)
Xstrata Finance Canada, 5.80%, 11/15/16 (f)	350	348

Chemicals (0.1%)
Dow Chemical
5.75%, 12/15/08	30	30
6.00%, 10/1/12	20	21
E.I. Du Pont de Nemours & Co., 4.88%, 4/30/14	20	19
Eastman Chemical, 7.60%, 2/1/27	11	12

		82

Computers & Peripherals (0.2%)
International Business Machine Corp.
5.38%, 2/1/09(e)	30	30
6.50%, 1/15/28	40	43
Seagate Technology HDD, 6.80%, 10/1/16 (e)	170	170

		243

Cosmetics & Toiletries (0.1%)
Gillette Co., 3.80%, 9/15/09	45	43

See notes to schedules of investments.

5

Security Description	Principal Amount	Value
Kimberly-Clark Corp.
5.00%, 8/15/13	$30	$29
6.25%, 7/15/18	20	21
Procter & Gamble Co.
4.30%, 8/15/08(e)	31	31
4.95%, 8/15/14	25	24

		148

Distribution/Wholesale (0.2%)
Owens & Minor, Inc., 6.35%, 4/15/16	258	257

Electronic - Generation (0.2%)
Taqa Abu Dhabi National, 6.50%, 10/27/36 (e)(f)	220	223

Electronics (0.1%)
General Electric Co., 5.00%, 2/1/13 (e)	70	69

Financial Services (1.8%)
American General Finance, 3.88%, 10/1/09, MTN	53	51
Boeing Capital Corp., 5.80%, 1/15/13	28	29
CIT Group, Inc.
5.75%, 9/25/07	100	100
4.75%, 12/15/10, MTN	25	24
7.75%, 4/2/12	43	47
Citigroup, Inc.
3.50%, 2/1/08	67	66
6.50%, 1/18/11	50	52
Countrywide Home Loan, 4.13%, 9/15/09, MTN	46	45
Credit Suisse First Boston USA, Inc.
4.70%, 6/1/09(e)	94	93
6.50%, 1/15/12	35	37
General Electric Capital Corp.
4.25%, 12/1/10, MTN	15	14
6.00%, 6/15/12, MTN	47	48
5.38%, 10/20/16, MTN (e)	130	129
Goldman Sachs Capital I, 6.35%, 2/15/34	58	58
Goldman Sachs Group, Inc.
4.13%, 1/15/08(e)	60	59
6.88%, 1/15/11(e)	37	39
6.60%, 1/15/12	72	76
5.75%, 10/1/16	115	116
HSBC Finance Corp.
4.13%, 11/16/09	56	54
6.75%, 5/15/11	52	55
4.75%, 7/15/13	86	83
International Lease Finance Corp., 6.38%, 3/15/09	81	83
JP Morgan Chase & Co., 6.75%, 2/1/11	20	21
JP Morgan Chase Capital, 5.88%, 3/15/35 (e)	59	57
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	55	59
Merrill Lynch & Co., Inc.
6.00%, 2/17/09	69	70
6.88%, 11/15/18	49	54
6.11%, 1/29/37	70	69
Morgan Stanley Group, Inc., 4.25%, 5/15/10 (e)	71	68
Nuveen Investments, 5.50%, 9/15/15	259	252
Residential Capital LLC, 6.50%, 4/17/13	185	187
SLM Corp., 5.00%, 10/1/13, MTN	60	58
Toyota Motor Credit Corp., 4.25%, 3/15/10	25	24
Unilever Capital Corp., 5.90%, 11/15/32	28	28

		2,305

Food Distributors, Supermarkets & Wholesalers (0.0%)
Kroger Co., 7.50%, 4/1/31	17	19
Safeway, Inc., 7.50%, 9/15/09	27	28

		47

Food Processing & Packaging (0.0%)
Kellogg Co., Series B, 6.60%, 4/1/11	19	20

See notes to schedules of investments.

6

Security Description	Principal Amount	Value
Kraft Foods, Inc., 4.13%, 11/12/09 (e)	$15	$14

		34

Forest Products & Paper (0.0%)
Weyerhaeuser Co.
6.75%, 3/15/12	19	20
7.38%, 3/15/32	17	18

		38

Governments-Foreign (0.5%)
Province of Ontario
5.50%, 10/1/08	40	40
5.13%, 7/17/12	39	39
Province of Quebec
5.75%, 2/15/09	24	24
4.88%, 5/5/14	40	39
7.50%, 9/15/29	35	44
Republic of Italy
4.00%, 6/16/08	65	64
4.50%, 1/21/15	75	72
6.88%, 9/27/23	51	58
United Mexican States
9.88%, 2/1/10	53	60
6.38%, 1/16/13, MTN	96	99
Series A
6.75%, 9/27/34, MTN	57	60

		599

Health Care (0.1%)
Humana, Inc., 6.30%, 8/1/18	10	10
UnitedHealth Group, Inc.
3.30%, 1/30/08	10	10
4.88%, 3/15/15	15	14
Wellpoint, Inc.
4.25%, 12/15/09	10	9
6.80%, 8/1/12	15	16
5.95%, 12/15/34	10	10

		69

Insurance (0.4%)
Allstate Life Global Funding Trust, 4.50%, 5/29/09	25	25
AXA SA, 8.60%, 12/15/30	20	26
Cigna Corp.
7.00%, 1/15/11	10	10
7.88%, 5/15/27	5	6
ING Capital Funding Trust III, 8.44% (a), 12/31/49, Callable 12/31/10 @ 100	15	16
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	31	30
MetLife, Inc., 5.38%, 12/15/12	25	25
Phoenix Cos., 6.68%, 2/16/08	260	262
Protective Life Secured Trust, 4.00%, 10/7/09, MTN	15	14
Prudential Financial, Inc.
3.75%, 5/1/08, MTN	15	15
Series B
5.10%, 9/20/14, MTN	25	24

		453

Manufacturing (0.2%)
Tyco International Group SA, 6.13%, 1/15/09	278	282

Media (0.1%)
CBS Corp., 7.88%, 7/30/30	22	23
News America, Inc., 6.20%, 12/15/34	34	33
Time Warner, Inc.
6.88%, 5/1/12	25	26
7.63%, 4/15/31	30	34

See notes to schedules of investments.

7

Security Description	Principal Amount	Value
6.50%, 11/15/36	$25	$25

		141

Medical Supplies (0.0%)
Baxter International, Inc., 4.63%, 3/15/15 (e)	20	19
Boston Scientific, 4.25%, 1/12/11	10	9

		28

Metal Fabrication (0.1%)
Timken Co., 5.75%, 2/15/10	105	104

Minerals (0.2%)
Vale Overseas Ltd., 6.88%, 11/21/36 (e)	200	204

Office Furnishing (0.1%)
Steelcase, Inc., 6.50%, 8/15/11	150	152

Oil & Gas-Exploration & Production (0.3%)
Marathon Oil Corp., 6.13%, 3/15/12	51	52
Merey Sweeny LP., 8.85%, 12/18/19 (f)	220	258
Pemex Project Funding Master Trust
8.50%, 2/15/08(e)	41	42
7.38%, 12/15/14	27	29
8.63%, 2/1/22	20	25

		406

Oil Companies-Integrated (0.0%)
ConocoPhillips Co., 8.75%, 5/25/10	36	40

Pharmaceuticals (0.1%)
Merck & Co., Inc., 6.40%, 3/1/28	30	32
Wyeth
6.70%, 3/15/11	25	26
5.50%, 2/1/14	45	45
6.50%, 2/1/34	20	22

		125

Radio & Television (0.1%)
Comcast Cable Communications, 6.20%, 11/15/08	52	53
Comcast Corp., 6.50%, 11/15/35	45	45
Cox Communications, Inc., 7.13%, 10/1/12	65	70

		168

Railroads (0.1%)
Burlington Northern/Santa Fe, Inc., 7.13%, 12/15/10	50	53
CSX Corp., 6.25%, 10/15/08	35	35
Union Pacific Corp., 7.25%, 11/1/08	40	41

		129

Restaurants (0.0%)
Mcdonald’s Corp., 5.95%, 1/15/08, MTN	20	20

Retail-Discount (0.1%)
Target Corp.
5.38%, 6/15/09(e)	43	43
5.88%, 3/1/12	33	34
Wal-Mart Stores
6.88%, 8/10/09	41	43
4.13%, 2/15/11	36	34

		154

Retail-Specialty Stores (0.4%)
Home Depot, Inc., 5.88%, 12/16/36 (e)	505	492

Software & Computer Services (0.0%)
First Data Corp., 4.85%, 10/1/14	30	28

Telecommunications-Cellular (0.2%)
New Cingular Wireless Services

See notes to schedules of investments.

8

Security Description	Principal Amount	Value
8.13%, 5/1/12	$18	$20
8.75%, 3/1/31	35	45
US Unwired, Inc., 10.00%, 6/15/12, Callable 6/15/08 @ 105	108	118

		183

Telecommunications-Equipment (0.0%)
Motorola, Inc., 7.63%, 11/15/10	17	18

Utilities-Electric (0.4%)
Dominion Resources, Inc.
Series A
5.69%, 5/15/08(a)	205	205
Series B
6.25%, 6/30/12	25	26
Duke Energy Corp., 3.75%, 3/5/08	25	25
Firstenergy Corp., Series C, 7.38%, 11/15/31 (e)	56	64
Hydro-Quebec, 8.05%, 7/7/24	27	35
Oncor Electric Delivery, 7.00%, 9/1/22	26	28
Pacific Gas & Electric
4.80%, 3/1/14	41	39
6.05%, 3/1/34(e)	33	33
Progress Energy, Inc., 6.85%, 4/15/12	37	39
Southern Cal Edison, 6.00%, 1/15/34	33	33
TXU Energy Co., 7.00%, 3/15/13 (e)	23	24

		551

Utilities-Telecommunications (0.4%)
AT&T Corp., 8.00%, 11/15/31	133	165
British Telecom PLC, 8.38%, 12/15/10	125	139
Sprint Capital Corp.
7.63%, 1/30/11	53	57
8.75%, 3/15/32	36	43
Sprint Nextel Corp., 6.00%, 12/1/16 (e)	130	126

		530

Total Corporate Bonds (Cost $10,532)		10,421

U.S. Government Agency Securities (0.9%)
Federal Home Loan Bank, 3.63%, 11/14/08 (e)	96	94
Federal Home Loan Mortgage Corp.
3.88%, 1/12/09(e)	209	204
4.50%, 1/15/14(e)	214	206
4.65%, 10/10/13, Callable 4/10/07 @ 100(e)	46	44
6.75%, 9/15/29(e)	120	142
Federal National Mortgage Association
4.38%, 3/15/13(e)	177	170
4.38%, 7/17/13	25	24
5.00%, 3/15/16(e)	105	104
5.25%, 1/15/09(e)	100	100
6.25%, 2/1/11(e)	40	42

Total U.S. Government Agency Securities (Cost $1,157)		1,130

U.S. Government Mortgage Backed Agencies (10.3%)
Federal Home Loan Mortgage Corp.
5.00%, 6/1/33	262	253
5.81%, 11/1/35	126	127
6.00%, 1/1/37(g)	344	345
6.50%, 5/1/26 – 1/1/36	599	612
6.77%(a), 8/1/36	128	131
7.00%, 7/1/29 – 4/1/32	58	60
8.00%, 6/1/30	15	16
8.50%, 4/1/29	5	6
Federal National Mortgage Association
4.50%, 12/1/19	0	0

See notes to schedules of investments.

9

Security Description	Principal Amount	Value
5.00%, 8/1/33(b)	$369	$355
5.00%, 11/1/33 – 2/1/35	2,757	2,652
5.50%, 12/1/19 – 12/1/34	2,248	2,217
5.81%(a), 3/1/36	128	129
6.00%, 12/1/16 – 1/1/37	2,936	2,951
6.08%(a), 4/1/36	282	285
6.37%(a), 9/1/36	308	312
6.50%(a), 5/1/36	825	840
6.50%, 3/1/29 – 9/1/36	932	949
6.63%, 11/15/30(e)	97	113
7.00%, 12/1/27	7	7
7.50%, 11/1/29	36	37
8.00%, 6/1/12 – 3/1/30	184	193
8.50%, 11/1/17	9	9
9.50%, 10/1/21	33	36
10.00%, 11/1/13	26	28
10.50%, 11/1/13	33	35
11.00%, 11/1/13	39	42
Government National Mortgage Association
6.00%, 10/15/33 – 7/15/34	300	302
6.50%, 7/15/28 – 8/20/36	127	129
7.00%, 12/15/25 – 4/15/28	59	61
7.50%, 8/15/29	32	34
8.50%, 12/15/17	37	39
9.50%, 7/15/09	7	7

Total U.S. Government Mortgage Backed Agencies (Cost $13,391)		13,312

U.S. Treasury Obligations (2.2%)
U.S. Treasury Bonds
4.50%, 2/15/36	115	107
6.13%, 11/15/27(e)	38	43
6.25%, 8/15/23(e)	290	330
8.00%, 11/15/21(e)	239	313
8.88%, 2/15/19(e)	157	213
U.S. Treasury Notes
3.75%, 5/15/08(e)	255	251
3.88%, 5/15/09(e)	247	242
4.25%, 1/15/11 – 8/15/13(e)	363	353
4.38%, 8/15/12	75	73
4.50%, 9/30/11(e)	458	452
4.63%, 11/15/16	499	491

Total U.S. Treasury Obligations (Cost $2,873)		2,868

Municipal Bond (0.1%)
Illinois State Taxable Pension, GO, 5.10%, 6/1/33	70	66

Short-Term Securities Held as Collateral for Securities Lending (20.4%)
Pool of various securities for Victory Funds	26,219	26,219

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $26,219)		26,219

Total Investments (Cost $142,951) — 120.7%		155,224

Liabilities in excess of other assets — (20.7)%		(26,626)

NET ASSETS — 100.0%		$128,598

(a)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2007.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)	Rate represents the effective yield at purchase.

(d)	Non-income producing security

See notes to schedules of investments.

10

(e)	A portion or all of the security was held on loan.

(f)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(g)	Security purchased on a “when-issued” basis.

ADR	American Depositary Receipt

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

11

The Victory Portfolios	Schedule of Portfolio Investments
Convertible Fund	January 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

	Shares/ Principal Amount	Value
Commercial Paper (2.8%)
Total Capital, 5.27% (a), 2/1/07	$1,778	$1,778

Common Stocks (0.3%)
Brokerage Services (0.0%)
Thermo Fisher Scientific, Inc.	1	1,040

Pipelines (0.3%)
Spectra Energy Corp.	5,663	147,918
Total Common Stocks (Cost $112)		148

Convertible Corporate Bonds (75.8%)
Aerospace/Defense (0.4%)
Kaman Corp., Convertible Subordinated Notes, 6.00%, 3/15/12, Continously Callable @ 100	$250	243

Audio & Video Products (1.1%)
Dominion Resources, Inc., Convertible Subordinated Notes, 2.13%, 12/15/23, Callable 3/30/07@ 100	600	680

Banks (2.4%)
U.S. Bancorp, Convertible Subordinated Notes, 3.89% (b), 12/11/35, Continuously Callable @ 100	1,525	1,546

Biotechnology (4.1%)
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13 (c)	1,845	1,840
Medimmune, Inc., Convertible Subordinated Notes, 1.63%, 7/15/13 (c)	615	737
		2,577

Brokerage Services (6.0%)
Lehman Brothers Holdings, Inc., Convertible Subordinated Notes
0.25%, 12/8/12, Callable 12/1/08 @ 100, MTN	270	362
2.00%, 8/1/13, MTN	500	578
0.25%, 1/26/14, MTN	1,220	1,235
Lockheed Martin Corp., Convertible Subordinated Notes, 5.12% (b), 8/15/33, Callable 8/15/08 @ 100	220	303
Merrill Lynch & Co., Convertible Subordianted Notes, 0.00%, 3/13/32, Callable 3/13/08 @ 100	985	1,308
		3,786

Building - Residential & Commercial (1.7%)
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24, Callable 2/16/09 @ 100	700	1,053

Computers & Peripherals (1.7%)
EMC Corp., Convertible Subordinated Notes, 1.75%, 12/1/13 (c)	330	350
Hewlett-Packard Co., Convertible Subordinated Notes, 0.00%, 10/14/17, Callable 10/14/07 @ 73.34	970	713
		1,063

Electronics (1.0%)
L-3 Communications Corp., Convertible Subordinated Notes, 3.00%, 8/1/35, Callable 2/1/11 @ 100 (c)	635	659

Entertainment (4.2%)
Carnival Corp., Convertible Subordinated Notes, 2.00%, 4/15/21, Callable 4/15/08 @ 100	640	854
Walt Disney Co., Convertible Subordinated Notes, 2.13%, 4/15/23, Callable 4/15/08 @ 100	1,430	1,778
		2,632

Financial Services (2.0%)
Wells Fargo Co., Convertible Subordinated Notes, 5.12% (b), 5/1/33, Callable 5/5/08 @ 100	1,265	1,267

See notes to schedules of investments.

1

Security Description	Principal Amount	Value
Food Prcessing & Packaging (0.3%)
General Mills, Inc., Convertible Subordinated Notes, 0.00%, 10/28/22, Callable 10/28/07 @ 74.19	$250	$186

Health Care (3.2%)
Medtronic, Inc., Convertible Subordinated Notes
1.63%, 4/15/13 (c)	990	1,054
1.63%, 4/15/13	910	969
		2,023

Heavy Machinery (2.5%)
Tyco International Group SA, Convertible Subordinated Notes, 3.13%, 1/15/23, Callable 1/20/08 @ 102	1,065	1,576

Insurance (3.0%)
American International Group, Convertible Subordinated Notes, 0.50%, 5/15/07, Continuously Callable @ 100	1,110	1,088
Aon Corp., Convertible Subordinated Notes, 3.50%, 11/15/12, Callable 11/19/07 @ 101	190	319
Horace Mann Educators, Convertible Subordinated Notes, 1.43%, 5/14/32, Callable 5/14/07 @ 47.50	1,000	467
		1,874

Internet Business Services (1.1%)
Symantec Corp., Convertible Subordinated Notes, 1.00%, 6/15/13 (c)	625	675

Internet Service Provider (2.0%)
Yahoo, Inc., Convertible Subordinated Notes, 0.00%, 4/1/08	900	1,268

Manufacturing-Miscellaneous (0.4%)
3M Co., Convertible Subordinated Notes, 2.40% (b), 11/21/32, Callable 11/21/07 @ 88.26	310	279

Mining (2.0%)
Placer Dome, Inc., Convertible Subordinated Notes
2.75%, 10/15/23, Callable 10/20/10 @ 100.83 (c)	585	781
2.75%, 10/15/23, Callable 10/20/10 @ 100.83	365	487
		1,268

Oil & Gas Exploration-Production & Services (1.2%)
Diamond Offshore Drilling, Inc., Convertible Subordinated Notes, 1.50%, 4/15/31, Callable 4/15/08 @ 100	455	781

Oil Marketing & Refining (1.0%)
Sunoco, Inc., Convertible Subordinated Notes, 6.75%, 6/15/12, Continuously Callable @ 100	205	636

Oilfield Services & Equipment (6.7%)
Cooper Cameron Corp., Convertible Subordinated Notes, 1.50%, 5/15/24, Callable 5/15/09 @ 100	1,000	1,582
Halliburton Co., Convertible Subordinated Notes
3.13%, 7/15/23, Callable 7/15/08 @ 100	800	1,261
3.13%, 7/15/23, Callable 7/15/08 @ 100 (c)	190	299
Schlumberger Ltd., Convertible Subordinated Notes
2.13%, 6/1/23, Callable 6/6/10 @ 100	400	654
2.13%, 6/1/23, Callable 6/6/10 @ 100 (c)	265	433
		4,229

Pharmaceuticals (9.1%)
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20, Callable 7/28/07 @ 67.90	1,047	961
Bristol-Myers Squibb, Convertible Subordinated Notes, 4.86% (b), 9/15/23, Callable 9/21/08 @ 100	1,240	1,260
Teva Pharmaceutical Financial, Convertible Subordinated Notes
0.50%, 2/1/24, Callable 8/1/08 @ 100	1,200	1,251
1.75%, 2/1/26, Callable 2/1/11 @ 100	1,100	1,037

See notes to schedules of investments.

2

	Shares/ Principal Amount	Value
Wyeth, Convertible Subordinated Notes, 4.88% (b), 1/15/24, Callable 7/20/09 @ 100	$1,175	$1,256
		5,765

Pipelines (1.0%)
Noram Energy, Convertible Subordinated Notes, 6.00%, 3/15/12, Continusously Callable @ 100	656	651

Railroads (1.5%)
CSX Corp., Convertible Subordinated Notes, 0.00%, 10/30/21, Callable 10/30/08 @ 87.84	745	976

Retail-Specialty Stores (3.9%)
Lowes Cos., Inc., Convertible Subordinated Notes, 0.86%, 10/19/21, Callable 4/19/07 @ 86.53	1,025	1,197
TJX Cos., Inc., Convertible Subordinated Notes, 0.00%, 2/13/21, Callable 2/13/07 @ 75.68	1,285	1,251
		2,448

Semiconductors (1.7%)
Intel Corp., Convertible Subordinated Notes, 2.95%, 12/15/35	1,170	1,071

Telecommunications-Services & Equipment (6.4%)
Amdocs Ltd., Convertible Subordinated Notes, 0.50%, 3/15/24, Callable 3/20/09 @ 100	1,335	1,347
Harris Corp., Convertible Subordinated Notes, 3.50%, 8/15/22, Callable 8/18/07 @ 100	525	1,180
Nextel Communications, Inc., Convertible Subordinated Notes, 5.25%, 1/15/10, Callable 4/13/07 @ 101.17	1,535	1,518
		4,045

Transportation Services (2.2%)
GATX Corp., Convertible Subordinated Notes, 5.00%, 8/15/23, Callable 8/15/08 @ 100	510	950
YRC Worldwide, Inc., Convertible Subordinated Notes, 3.38%, 11/25/23, Callable 11/30/12 @ 100	375	463
		1,413

Utilities-Electric (0.4%)
Duke Energy Corp., Convertible Subordinated Notes, 1.75%, 5/15/23, Continusouly Callable @ 100	265	264

Utilities-Telecommunications (1.6%)
CenturyTel, Inc., Convertible Subordinated Notes, 4.75%, 8/1/32, Callable 8/5/07 @ 102.38	895	995
Total Convertible Corporate Bonds (Cost $42,746)		47,929

Convertible Preferred Stocks (21.9%)
Aerospace/Defense (1.7%)
Northrop Grumman Corp., Series B, 7.00%	8,100	1,102

Banks (2.3%)
Marshall & Ilsley Corp., 6.50%	30,800	811
Washington Mutual, Inc., 5.38%	11,200	620
		1,431

Chemicals (1.2%)
Celanese Corp., 4.25%	22,000	782

Energy (1.4%)
Chesapeake Energy Corp., 4.50%	3,300	316
Southern Union Co., 5.00%	10,300	548
		864

Financial Services (6.4%)
Fannie Mae, 5.38%	23	2,305

See notes to schedules of investments.

3

Security Description	Shares	Value
Lehman Brothers Holdings, Inc., 6.25%	18,100	$496
Newell Financial Trust I, 5.25%	26,200	1,251
		4,052

Insurance (4.4%)
Fortis Insurance NV, 7.75% (c)	550	778
Travelers Property Casualty Corp., 4.50%	60,100	1,548
XL Capital Ltd., 7.00%	17,800	454
		2,780

Pharmaceuticals (1.2%)
Schering-Plough Corp., 6.00%	13,300	783

Real Estate Investment Trusts (2.1%)
Equity Office Properties Trust, Series B, 5.25%	5,000	387
Simon Property Group, Inc., 6.00%	10,000	913
		1,300

Savings & Loans (1.2%)
New York Community Capital Trust V, 6.00%	16,300	762
Total Convertible Preferred Stocks (Cost $12,509)		13,856

Total Investments (Cost $57,145) — 100.8%		63,711
Liabilities in excess of other assets — (0.8)%		(508)

NET ASSETS — 100.0%		$63,203

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2007.

(c)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

MTN	Medium Term Note

See notes to schedules of investments.

4

The Victory Portfolios	Schedule of Portfolio Investments
Core Bond Fund	January 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (25.2%)
Banc of America Commercial Mortgage, Inc.
Series 2005-2, Class A4
4.78%, 7/10/43	$576	$560
Series 2006-1, Class A4
5.37%, 9/10/45(a)	469	465
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A6
4.75%, 2/13/46	417	398
Series 2003-PWR2, Class A4
5.19%, 5/11/39	395	389
Series 2006-PW11, Class AAB
5.46%(b), 3/11/39	392	394
Series 2006-PW12, Class A4
5.71%(b), 9/11/38	535	545
Series 2006-PW12 , Class AM
5.75%, 9/11/38	95	97
Chase Manhattan Bank-First Union National, Series 1999-1, Class A2, 7.44%, 8/15/31 (a)	600	624
Chase Mortgage Finance Corp.
Series 2005-A1, Class M
5.31%(b), 12/25/35	1,200	1,170
Series 2005-A2, Class M
5.45%(b), 1/25/36(a)	967	952
Chaseflex Trust, Series 2005-2, Class 4A3, 6.00% (b), 5/25/20	745	750
Countrywide Home Loans, Series 2005-22, Class M, 5.39% (b), 11/25/35(a)	883	871
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, 6/10/31(a)	710	722
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	637	661
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	415	430
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (b), 11/25/36	992	987
Greenwich Capital Commercial Funding Corp.
Series 2003-C2, Class A3
4.53%, 1/5/36	370	358
Series 2006-GG7, Class A4
5.91%, 7/10/38	705	728
GS Mortgage Securites Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (a)	400	401
GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34	1,020	972
JP Morgan Alternative Loan Trust, Series 2005-S1, Class B1, 6.15% (b), 12/25/35	810	815
JP Morgan Chase Commercial Mortgage Securities
Series 2005-LDP3, Class AJ
4.94%(b), 8/15/42	526	505
Series 2005-LDP4, Class AM
5.00%, 10/15/42	475	457
Series 2001-CIB3, Class A3
6.47%, 11/15/35	1,133	1,180
JP Morgan Mortgage Trust
Series 2005-A2, Class B1
4.73%(b), 4/25/35	1,279	1,231
Series 2005-A1, Class IB1
4.91%(b), 2/25/35	1,025	984
Series 2005-A3, Class 1B1
4.99%, 6/25/35	457	442
Series 2005-A5, Class IB1
5.16%(b), 8/25/35	459	448
Series 2005-A8, Class B1
5.18%(b), 11/25/35	1,373	1,343
Series 2005-A6, Class 1B1
5.18%(b), 9/25/35	1,053	1,035
Series 2005-A4, Class B1
5.20%(b), 7/25/35	959	933

See notes to schedules of investments.

1

Security Description	Principal Amount	Value
Series 2006-A1, Class B1
5.41%(b), 2/25/36	$503	$493
Series 2006-A2, Class IB1
5.68%(b), 4/25/36	1,407	1,384
Series 2006-A5, Class B1
5.94%, 8/25/36	744	745
Series 2006-A4, Class 3A1
5.99%(b), 6/25/36	1,370	1,367
Series 2006-S2, Class B1
6.01%(b), 7/25/36	634	631
Series 2006-A6, Class B1
6.03%(b), 10/25/36	500	501
Series 2006-S3, Class B1
6.19%, 8/25/36	833	839
Series 2006-S4, Class B1
6.40%(b), 1/25/37	516	524
Series 2006-S4, Class B2
6.40%(b), 1/25/37	644	645
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A3
4.24%, 10/15/29	207	199
Series 2005-C5, Class A4
4.95%, 9/15/40	511	493
Series 2006-C6, Class A4
5.37%(b), 9/15/39	495	490
Series 2005-C7, Class A3
5.48%(b), 11/15/30	1,085	1,092
Series 2006-C4, Class A4
5.90%(b), 6/15/38	25	26
Series 2000-C3, Class A2
7.95%, 5/15/25	305	324
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A4, 4.72% (b), 10/12/41	430	413
Morgan Stanley Capital I, Series 2007-T25, Class B, 5.61% (b), 11/12/49	946	943
Morgan Stanley Dean Witter Capital I
Series 2001-TOP5, Class A4
6.39%, 10/15/35	410	426
Series 2002-HQ, Class A3
6.51%, 4/15/34	207	216
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 2A1
5.61%, 11/25/35	841	836
Series 2006-2, Class 4A
6.00%, 2/25/36	933	936
Series 2005-4, Class 2A1
6.17%(b), 8/25/35	336	338
Series 2006-2, Class 6A
6.50%, 2/25/36	935	946
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1M1, 6.00%, 2/25/36	817	815
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4, Class B1
4.42%(b), 4/25/34	530	532
Series 2006-1, Class 8A1
5.95%(b), 2/25/36	654	652
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.50%, 10/25/35	624	609

Total Collateralized Mortgage Obligations (Cost $39,543)		39,262

Commercial Paper (1.3%)
Total Capital, 5.27% (c), 2/1/07	2,098	2,097
Corporate Bonds (27.4%)
Aerospace/Defense (0.2%)
General Dynamics Corp., 4.50%, 8/15/10	71	69

See notes to schedules of investments.

2

Security Description	Principal Amount	Value
Lockheed Martin Corp., 6.15%, 9/1/36	$130	$136
Raytheon Co., 6.15%, 11/1/08	71	72

		277

Automotive (0.2%)
DaimlerChrysler North America Holding Corp.
4.05%, 6/4/08(a)	165	162
7.30%, 1/15/12	93	98
8.50%, 1/18/31	80	95

		355

Banks (4.0%)
Asian Development Bank
4.50%, 9/4/12, MTN	139	136
5.82%, 6/16/28, Callable 6/16/08 @ 100	80	83
BAC Capital Trust XI, 6.63%, 5/23/36	195	208
Bank of America Corp.
3.88%, 1/15/08	345	340
6.25%, 4/15/12	205	213
5.63%, 10/14/16	405	409
European Investment Bank
3.38%, 3/16/09	263	254
4.63%, 5/15/14	93	90
Fifth Third Bancorp, 4.50%, 6/1/18	240	215
Inter-American Development Bank
3.38%, 3/17/08, MTN	383	375
4.50%, 9/15/14	129	125
KFW
3.25%, 3/30/09	310	298
4.13%, 10/15/14	185	174
Korea Developmental Bank, 5.75%, 9/10/13	115	116
Landwirtschaft Rentenbank, 3.88%, 9/4/08	270	264
Mellon Capital II, 8.00%, 1/15/27, Callable 1/15/08 @ 103.60	740	770
Mellon Funding Corp., 6.38%, 2/15/10	270	280
PNC Funding Corp., 4.20%, 3/10/08	220	216
Royal Bank of Scotland Group PLC, Series 1, 9.12%, Perpetual Maturity, Callable 3/31/10 @ 100	485	534
Wachovia Capital Trust III, 5.80%, Perpetual Maturity, Callable 3/15/11 @ 100	670	675
Wachovia Corp., 3.63%, 2/17/09	286	277
Wells Fargo Co., 3.50%, 4/4/08	238	233

		6,285

Beverages (0.4%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	160	153
Coca-Cola Enterprises
5.75%, 11/1/08	93	94
8.50%, 2/1/12	201	228
8.50%, 2/1/22	110	138
Diageo Capital PLC, 3.38%, 3/20/08	80	78

		691

Brokerage Services (0.9%)
Xstrata Finance Canada, 5.80%, 11/15/16 (d)	1,425	1,416

Chemicals (0.2%)
Dow Chemical
5.75%, 12/15/08	120	121
6.00%, 10/1/12	75	77
E.I. Du Pont de Nemours & Co., 4.88%, 4/30/14	75	72

		270

Computers & Peripherals (0.6%)
International Business Machine Corp.
5.38%, 2/1/09	128	128
6.50%, 1/15/28	165	178

See notes to schedules of investments.

3

Security Description	Principal Amount	Value
Seagate Technology HDD, 6.80%, 10/1/16	$695	$693

		999

Cosmetics & Toiletries (0.4%)
Gillette Co., 3.80%, 9/15/09	190	184
Kimberly-Clark Corp.
5.00%, 8/15/13	130	127
6.25%, 7/15/18	90	93
Procter & Gamble Co.
4.30%, 8/15/08	119	117
4.95%, 8/15/14	105	102

		623

Distribution/Wholesale (0.6%)
Owens & Minor, Inc., 6.35%, 4/15/16	887	884

Electronic - Generation (0.5%)
Taqa Abu Dhabi National, 6.50%, 10/27/36 (d)	855	868

Electronics (0.2%)
General Electric Co., 5.00%, 2/1/13	285	280

Financial Services (6.2%)
American General Finance, 3.88%, 10/1/09, MTN	227	219
Boeing Capital Corp., 5.80%, 1/15/13	114	116
Caterpillar Financial Service Corp.
4.50%, 6/15/09	100	98
4.60%, 1/15/14, MTN	45	43
CIT Group, Inc.
5.75%, 9/25/07	405	406
4.75%, 12/15/10, MTN	97	95
7.75%, 4/2/12	186	204
Citigroup, Inc.
3.50%, 2/1/08(a)	283	278
6.50%, 1/18/11(a)	205	213
Countrywide Home Loan, 4.13%, 9/15/09, MTN	193	187
Credit Suisse First Boston USA, Inc.
4.70%, 6/1/09	390	385
6.50%, 1/15/12	145	152
General Electric Capital Corp.
4.25%, 12/1/10, MTN	68	66
6.00%, 6/15/12, MTN	196	202
5.38%, 10/20/16, MTN	530	526
Goldman Sachs Capital I, 6.35%, 2/15/34	190	190
Goldman Sachs Group, Inc.
4.13%, 1/15/08	242	239
6.88%, 1/15/11	152	160
6.60%, 1/15/12	231	243
5.75%, 10/1/16	470	472
HSBC Finance Corp.
4.13%, 11/16/09	222	216
6.75%, 5/15/11	218	230
4.75%, 7/15/13	345	332
International Lease Finance Corp., 6.38%, 3/15/09	333	339
John Deere Capital Corp.
4.50%, 8/25/08, MTN	100	99
5.10%, 1/15/13	100	98
JP Morgan Chase & Co., 6.75%, 2/1/11	85	89
JP Morgan Chase Capital, 5.88%, 3/15/35	235	226
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	224	241
Merrill Lynch & Co., Inc.
6.00%, 2/17/09	288	292
6.88%, 11/15/18	200	220
6.11%, 1/29/37	295	291
Morgan Stanley Group, Inc., 4.25%, 5/15/10	285	275
Nuveen Investments, 5.50%, 9/15/15	971	944
Residential Capital LLC, 6.50%, 4/17/13	755	762
SLM Corp., 5.00%, 10/1/13, MTN	242	235

See notes to schedules of investments.

4

Security Description	Principal Amount	Value
Toyota Motor Credit Corp.
4.25%, 3/15/10	$111	$108
4.35%, 12/15/10	1	1
Unilever Capital Corp., 5.90%, 11/15/32	120	120

		9,612

Food Distributors, Supermarkets & Wholesalers (0.1%)
Kroger Co., 7.50%, 4/1/31	75	83
Safeway, Inc., 7.50%, 9/15/09	115	120

		203

Food Processing & Packaging (0.1%)
Kellogg Co., Series B, 6.60%, 4/1/11	75	78
Kraft Foods, Inc., 4.13%, 11/12/09	72	70

		148

Forest Products & Paper (0.1%)
Weyerhaeuser Co.
6.75%, 3/15/12	85	89
7.38%, 3/15/32	75	80

		169

Governments-Foreign (1.6%)
Province of Ontario
5.50%, 10/1/08	169	170
5.13%, 7/17/12	162	162
Province of Quebec
5.75%, 2/15/09	88	89
4.88%, 5/5/14	167	163
7.50%, 9/15/29	145	181
Republic of Italy
4.00%, 6/16/08	270	265
4.50%, 1/21/15	300	286
6.88%, 9/27/23	210	240
United Mexican States
9.88%, 2/1/10	209	234
6.38%, 1/16/13, MTN	395	408
Series A
6.75%, 9/27/34, MTN	240	255

		2,453

Health Care (0.2%)
Humana, Inc., 6.30%, 8/1/18	30	30
Unitedhealth Group, Inc.
3.30%, 1/30/08	45	44
4.88%, 3/15/15	70	67
Wellpoint, Inc.
4.25%, 12/15/09	50	48
6.80%, 8/1/12	70	74
5.95%, 12/15/34	30	30

		293

Insurance (1.1%)
Allstate Life Global Funding Trust, 4.50%, 5/29/09	96	94
AXA SA, 8.60%, 12/15/30	85	109
Cigna Corp.
7.00%, 1/15/11	45	47
7.88%, 5/15/27	25	29
ING Capital Funding Trust III, 8.44% (b), Perpetual Maturity, Callable 12/31/10 @ 100	70	77
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	117	115
MetLife, Inc., 5.38%, 12/15/12	105	105
Phoenix Cos., 6.68%, 2/16/08	910	916
Protective Life Secured Trust, 4.00%, 10/7/09, MTN	70	68
Prudential Financial, Inc.
3.75%, 5/1/08, MTN	70	68

See notes to schedules of investments.

5

Security Description	Principal Amount	Value
Series B
5.10%, 9/20/14, MTN	$105	$102

		1,730

Manufacturing (0.7%)
Tyco International Group SA, 6.13%, 1/15/09	1,142	1,157

Media (0.4%)
CBS Corp., 7.88%, 7/30/30	90	95
News America, Inc., 6.20%, 12/15/34	140	136
Time Warner, Inc.
6.88%, 5/1/12	104	110
7.63%, 4/15/31	125	140
6.50%, 11/15/36	105	104

		585

Medical Supplies (0.1%)
Baxter International, Inc., 4.63%, 3/15/15	80	75
Boston Scientific, 4.25%, 1/12/11	50	48

		123

Metal Fabrication (0.3%)
Timken Co., 5.75%, 2/15/10	430	424

Minerals (0.5%)
Vale Overseas Ltd., 6.88%, 11/21/36	795	809

Office Furnishing (0.4%)
Steelcase, Inc., 6.50%, 8/15/11	620	627

Oil & Gas-Exploration & Production (1.0%)
Marathon Oil Corp., 6.13%, 3/15/12	199	204
Merey Sweeny LP., 8.85%, 12/18/19 (d)	857	1,006
Pemex Project Funding Master Trust
8.50%, 2/15/08	166	170
7.38%, 12/15/14	115	124
8.63%, 2/1/22	85	104

		1,608

Oil Companies-Integrated (0.1%)
ConocoPhillips Co., 8.75%, 5/25/10	145	160

Pharmaceuticals (0.3%)
Merck & Co., Inc., 6.40%, 3/1/28	125	132
Wyeth
6.95%, 3/15/11	95	100
5.50%, 2/1/14	180	180
6.50%, 2/1/34	80	86

		498

Radio & Television (0.4%)
Comcast Cable Communications, 6.20%, 11/15/08	218	221
Comcast Corp., 6.50%, 11/15/35	185	187
Cox Communications, Inc., 7.13%, 10/1/12	258	277

		685

Railroads (0.3%)
Burlington Northern/Santa Fe, Inc., 7.13%, 12/15/10	200	212
CSX Corp., 6.25%, 10/15/08	145	147
Union Pacific Corp., 7.25%, 11/1/08	175	180

		539

Restaurants (0.1%)
McDonald’s Corp., 5.95%, 1/15/08, MTN	80	80

Retail-Discount (0.4%)
Target Corp.
5.38%, 6/15/09	185	185
5.88%, 3/1/12	126	129

See notes to schedules of investments.

6

Security Description	Principal Amount	Value
Wal-Mart Stores
6.88%, 8/10/09	$174	$181
4.13%, 2/15/11	142	136

		631

Retail-Specialty Stores (1.3%)
Home Depot, Inc., 5.88%, 12/16/36	2,060	2,007

Software & Computer Services (0.1%)
First Data Corp., 4.85%, 10/1/14	122	115

Telecommunications-Cellular (0.5%)
New Cingular Wireless Services
8.13%, 5/1/12	71	79
8.75%, 3/1/31	150	194
US Unwired, Inc., 10.00%, 6/15/12, Callable 6/15/08 @ 105	415	454

		727

Telecommunications-Equipment (0.1%)
Motorola, Inc., 7.63%, 11/15/10	74	79

Utilities-Electric (1.4%)
Dominion Resources, Inc.
Series A
5.69%, 5/15/08	845	846
Series B
6.25%, 6/30/12	100	103
Duke Energy Corp., 3.75%, 3/5/08	104	102
Firstenergy Corp., Series C, 7.38%, 11/15/31	220	251
Hydro-Quebec, 8.05%, 7/7/24	120	154
Oncor Electric Delivery, 7.00%, 9/1/22	115	123
Pacific Gas & Electric
4.80%, 3/1/14	164	157
6.05%, 3/1/34	125	125
Progress Energy, Inc., 6.85%, 4/15/12	149	158
Southern Cal Edison, 6.00%, 1/15/34	120	121
TXU Energy Co., 7.00%, 3/15/13	96	101

		2,241

Utilities-Telecommunications (1.4%)
AT&T Corp., 8.00%, 11/15/31 (a)	521	646
British Telecom PLC, 8.38%, 12/15/10	510	568
Sprint Capital Corp.
7.63%, 1/30/11	213	228
8.75%, 3/15/32	140	166
Sprint Nextel Corp., 6.00%, 12/1/16	530	515

		2,123

Total Corporate Bonds (Cost $42,842)		42,774

U.S. Government Agency Securities (3.0%)
Federal Home Loan Mortgage Corp.
3.88%, 1/12/09(e)	710	693
4.50%, 1/15/14(e)	170	164
4.65%, 10/10/13, Callable 4/10/07 @ 100(e)	144	138
6.75%, 9/15/29(e)	450	532
Federal National Mortgage Association
4.38%, 3/15/13(e)	1,058	1,018
4.38%, 7/17/13	247	236
4.63%, 6/1/10(e)	1,200	1,181
6.25%, 2/1/11	63	65
Small Business Administration, 6.15%, 4/1/19	586	599

Total U.S. Government Agency Securities (Cost $4,678)		4,626

See notes to schedules of investments.

7

Security Description	Principal Amount	Value
U.S. Government Mortgage Backed Agencies (34.5%)
Federal Home Loan Mortgage Corp.
5.80%(b), 11/1/35	$588	$589
6.00%, 2/1/13(f)	70	71
6.00%, 1/1/37	1,409	1,415
6.50%, 8/1/29 – 1/1/36	2,986	3,057
6.76%(b), 8/1/36	595	611
7.00%, 1/1/30	12	12
7.50%, 4/1/28	22	22
8.00%, 6/1/17	291	301
8.50%, 4/1/29	1	1
Federal National Mortgage Association
5.00%, 9/1/19 – 2/1/36	13,828	13,302
5.50%, 7/1/20 – 12/1/34	9,114	8,987
5.50%, 3/1/37(f)	(5)	(5)
5.81%(b), 3/1/36	596	601
6.00%, 10/1/20 – 1/1/37	12,184	12,242
6.08%(b), 4/1/36	1,063	1,074
6.37%(b), 9/1/36	1,431	1,454
6.50%(b), 5/1/36	3,107	3,163
6.50%, 9/1/28 – 9/1/36	3,679	3,746
6.63%, 11/15/30(e)	10	12
7.00%, 10/1/26 – 12/1/29	67	68
7.50%, 12/1/28 – 11/1/29	12	13
8.00%, 11/1/12 – 2/1/33	515	543
8.50%, 4/1/31	19	20
9.50%, 10/1/21	96	105
10.00%, 11/1/13	51	55
10.50%, 11/1/13	23	24
11.00%, 11/1/13	36	38
Government National Mortgage Association
6.00%, 10/15/33 – 7/15/34	1,478	1,493
6.50%, 8/20/36	470	480
7.00%, 12/15/23 – 12/15/25	57	59
7.50%, 12/15/27 – 4/15/29	8	8
8.50%, 12/15/17	17	18
9.00%, 2/15/17	21	23
9.50%, 12/15/09	224	231

Total U.S. Government Mortgage Backed Agencies (Cost $53,992)		53,833

U.S. Treasury Obligations (8.4%)
U.S. Treasury Bonds
4.50%, 2/15/36	638	596
6.13%, 11/15/27(e)	547	625
6.25%, 8/15/23(e)	766	870
8.00%, 11/15/21(e)	624	817
8.88%, 2/15/19(e)	725	982
U.S. Treasury Notes
3.75%, 5/15/08(e)	2,021	1,990
3.88%, 5/15/09(e)	145	142
4.25%, 1/15/11 – 8/15/13(e)	1,948	1,892
4.38%, 8/15/12	530	520
4.50%, 9/30/11(e)	170	168
4.63%, 11/15/16(e)	4,516	4,446

Total U.S. Treasury Obligations (Cost $13,038)		13,048

Municipal Bond (0.2%)
Illinois State Taxable Pension, GO, 5.10%, 6/1/33	280	264

Short-Term Securities Held as Collateral for Securities Lending (9.10%)
Pool of various securities for Victory Funds	14,260	14,260

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $14,260)		14,260

Total investments (Cost $170,729) — 109.1%		170,163

Liabilities in excess of other assets — (9.1)%		(14,127)

NET ASSETS — 100.0%		$156,036

See notes to schedules of investments.

8

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2007.

(c)	Rate represents the effective yield at purchase.

(d)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)	A portion or all of the security was held on loan.

(f)	Security purchased on a “when-issued” basis.

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

9

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	January 31, 2007
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares/ Principal Amount	Value
Commercial Paper (1.5%)
Total Capital, 5.27% (a), 2/1/07	$59,633	$59,624

Common Stocks (99.1%)
Airlines (1.2%)
Continental Airlines, Inc., Class B (b)(c)	1,136,281	47,144

Automotive (1.4%)
Ford Motor Co.	6,688,000	54,373

Banks (2.0%)
Bank of America Corp.	1,477,200	77,671

Beverages (0.4%)
Diageo plc, ADR	177,666	13,988

Biotechnology (2.2%)
Amgen, Inc. (b)(c)	668,900	47,071
Gilead Sciences, Inc. (b)	607,000	39,042

		86,113

Brokerage Services (3.6%)
Charles Schwab Corp.	7,574,722	143,314

Building Materials (1.0%)
USG Corp. (b)	748,000	40,093

Chemicals (4.1%)
Celanese Corp., Series A	1,636,981	42,971
E.I. du Pont de Nemours and Co.	1,349,000	66,856
PPG Industries, Inc. (c)	780,600	51,746

		161,573

Coal (0.9%)
Peabody Energy Corp. (c)	910,000	37,155

Computers & Peripherals (8.7%)
Cisco Systems, Inc. (b)	3,915,000	104,100
Dell, Inc. (b)(c)	3,692,400	89,541
International Business Machines Corp.	434,500	43,080
Seagate Technology (c)	3,958,722	107,242

		343,963

Cosmetics & Toiletries (2.4%)
Procter & Gamble Co.	1,436,800	93,205

Electronics (4.7%)
General Electric Co.	5,098,600	183,805

Engineering (1.6%)
ABB Ltd., ADR	3,533,400	62,930

Financial Services (10.0%)
Ambac Financial Group, Inc.	404,250	35,614
Capital One Financial Corp.	586,881	47,185
Citigroup, Inc.	1,771,000	97,635
Legg Mason, Inc. (c)	928,000	97,301
Marsh & McLennan Cos., Inc. (c)	1,696,835	50,057
Western Union Co.	3,078,100	68,765

		396,557

Food Prcessing & Packaging (1.5%)
General Mills, Inc.	1,043,917	59,754

Forest Products & Paper (1.5%)
Weyerhaeuser Co. (c)	784,263	58,820

Health Care (1.3%)
Medtronic, Inc. (c)	947,900	50,665

See notes to schedules of investments.

1

Security Description	Shares	Value
Heavy Machinery (4.6%)
Caterpillar, Inc.	1,896,000	$121,476
Deere & Co.	603,119	60,481

		181,957

Home Builders (0.8%)
Toll Brothers, Inc. (b)(c)	964,100	32,616

Insurance (1.5%)
American International Group, Inc.	851,309	58,272

Internet Service Provider (3.2%)
Yahoo, Inc. (b)(c)	4,438,500	125,654

Investment Companies (2.1%)
Franklin Resources, Inc.	690,000	82,186

Machine-Diversified (1.5%)
Rockwell Automation, Inc.	985,000	60,292

Manufacturing-Miscellaneous (1.1%)
Siemens AG, ADR	402,297	44,546

Media (2.7%)
Time Warner, Inc. (c)	2,484,600	54,338
Viacom, Inc., Class B (b)	1,260,161	51,251

		105,589

Oil & Gas Exploration-Production & Services (2.2%)
Transocean, Inc. (b)(c)	1,134,259	87,758

Oilfield Services & Equipment (2.0%)
Halliburton Co. (c)	1,867,200	55,157
Weatherford International Ltd. (b)(c)	613,473	24,772

		79,929

Pharmaceuticals (3.8%)
Novartis AG, ADR (c)	1,099,000	63,401
Pfizer, Inc.	3,357,258	88,095

		151,496

Retail-Specialty Stores (6.0%)
Best Buy Co., Inc. (c)	1,708,000	86,083
The Home Depot, Inc.	2,535,000	103,276
Tiffany & Co. (c)	1,267,300	49,754

		239,113

Semiconductors (10.8%)
Broadcom Corp., Class A (b)(c)	2,880,000	91,930
Intel Corp.	8,861,400	185,735
STMicroelectronics N.V., NY Shares (c)	4,102,000	76,830
Texas Instruments, Inc.	2,365,000	73,764

		428,259

Software & Computer Services (4.8%)
First Data Corp.	3,002,100	74,632
Microsoft Corp.	1,767,600	54,548
Oracle Corp. (b)	3,564,500	61,167

		190,347

Transportation Services (1.5%)
United Parcel Service, Inc., Class B	806,200	58,272

Utilities-Electric (0.9%)
Exelon Corp.	625,000	37,494

Utilities-Telecommunications (1.1%)
Sprint Nextel Corp. (c)	2,383,600	42,500

Total Common Stocks (Cost $3,446,747)		3,917,403

See notes to schedules of investments.

2

Security Description	Principal Amount	Value
Short-Term Securities Held as Collateral for Securities Lending (23.6%)
Pool of various securities for Victory Funds	$934,322	$934,322

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $934,322)		934,322

Total Investments (Cost $4,440,702) — 124.2%		4,911,349

Liabilities in excess of other assets — (24.2)%		(957,000)

NET ASSETS — 100.0%		$3,954,349

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security

(c)	A portion or all of the security was held on loan.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

3

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	January 31, 2007
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares/ Principal Amount	Value
Commercial Paper (4.3%)
Total Capital, 5.27% (a), 2/1/07	$12,586	$12,584

Common Stocks (94.4%)
Aerospace/Defense (1.1%)
General Dynamics Corp.	42,000	3,282

Apparel & Footwear (1.2%)
Jones Apparel Group, Inc.	102,000	3,484

Automotive Parts (2.1%)
BorgWarner, Inc. (b)	53,500	3,667
Eaton Corp. (b)	32,000	2,507

		6,174

Banks (5.3%)
Cullen/Frost Bankers, Inc. (b)	85,400	4,572
First Horizon National Corp.	78,000	3,401
Mellon Financial Corp. (b)	110,000	4,701
Whitney Holding Corp. (b)	88,000	2,784

		15,458

Brokerage Services (0.8%)
Wadell & Reed Financial, Inc., Class A	92,000	2,362

Building Materials (1.0%)
Masco Corp. (b)	87,000	2,783

Chemicals (2.2%)
Agrium, Inc. (b)	88,000	3,052
PPG Industries, Inc.	52,000	3,447

		6,499

Coal (1.3%)
Peabody Energy Corp. (b)	89,000	3,634

Computers & Peripherals (3.3%)
CACI International, Inc., Class A (c)	73,000	3,433
Lexmark International Group, Inc. (b)(c)	53,000	3,341
Perot Systems Corp., Class A (c)	182,000	2,974

		9,748

Containers & Packaging (4.6%)
Owens-Illinois, Inc. (b)(c)	265,000	5,899
Packaging Corp Of America	195,000	4,454
Pactiv Corp. (c)	98,000	3,179

		13,532

Electrical Components & Equipment (0.7%)
Gentex Corp.	109,000	1,906

Electronics (7.7%)
AVX Corp. (b)	300,000	4,335
Flextronics International Ltd. (b)(c)	380,000	4,419
Hubbell, Inc., Class B	122,000	5,881
Johnson Controls, Inc.	49,200	4,549
Tektronix, Inc. (b)	115,000	3,251

		22,435

Financial Services (4.2%)
Ambac Financial Group, Inc.	67,000	5,903
Ameriprise Financial, Inc.	108,000	6,367

		12,270

Food Distributors, Supermarkets & Wholesalers (1.3%)
SUPERVALU, Inc. (b)	103,000	3,912

See notes to schedules of investments.

1

Security Description	Shares	Value
Forest Products & Paper (1.0%)
Weyerhaeuser Co. (b)	39,000	$2,925

Health Care (2.6%)
Coventry Health Care, Inc. (c)	65,000	3,351
Manor Care, Inc. (b)	79,500	4,232

		7,583

Heavy Machinery (1.1%)
Deere & Co.	32,000	3,209

Human Resources (1.2%)
Hewitt Associates, Inc., Class A (b)(c)	127,000	3,421

Insurance (6.8%)
Alleghany Corp. (b)(c)	15,400	5,521
Fidelity National Financial, Inc., Class A	148,000	3,514
Hartford Financial Services Group, Inc.	28,000	2,657
HCC Insurance Holdings, Inc. (b)	129,000	4,025
Old Republic International Corp.	187,500	4,181

		19,898

Lodging (1.3%)
Wyndham Worldwide Corp. (c)	119,000	3,713

Manufacturing-Diversified (2.2%)
Parker Hannifin Corp.	35,000	2,897
Pentair, Inc.	109,000	3,396

		6,293

Manufacturing-Miscellaneous (1.9%)
ITT Industries, Inc.	95,000	5,667

Medical Supplies (2.5%)
Becton Dickinson & Co.	59,100	4,547
Dade Behring Holdings, Inc.	64,000	2,693

		7,240

Oil & Gas Exploration-Production & Services (6.7%)
Cimarex Energy Co.	135,000	5,060
Devon Energy Corp.	84,000	5,887
Newfield Exploration Co. (c)	102,400	4,384
Todco, Class A (c)	119,000	4,121

		19,452

Oil Companies-Integrated (1.7%)
Hess Corp. (b)	28,000	1,512
Occidental Petroleum Corp.	76,000	3,523

		5,035

Oil Marketing & Refining (1.3%)
Valero Energy Corp.	67,000	3,637

Oilfield Services & Equipment (0.9%)
Helix Energy Solutions Group, Inc. (b)(c)	77,000	2,477

Paint, Varnishes & Enamels (1.1%)
Sherwin-Williams Co.	46,000	3,179

Pharmaceuticals (2.9%)
AmerisourceBergen Corp.	100,000	5,238
Forest Laboratories, Inc. (b)(c)	59,000	3,311

		8,549

Pipelines (1.4%)
National Fuel Gas Co. (b)	100,000	4,069

Primary Metal & Mineral Production (1.3%)
Freeport-McMoRan Copper & Gold, Inc., Class B (b)	65,000	3,738

See notes to schedules of investments.

2

	Shares/ Principal Amount	Value
Railroads (1.2%)
Burlington Northern/Santa Fe Corp.	44,000	$3,536

Real Estate Investment Trusts (4.1%)
AMB Property Corp.	71,000	4,320
Annaly Capital Management, Inc. (b)	331,000	4,561
CBL & Associates Properties, Inc. (b)	64,000	3,004

		11,885

Restaurants (1.4%)
Yum! Brands, Inc.	70,000	4,201

Retail-Discount (1.4%)
Dollar Tree Stores, Inc. (c)	132,000	4,153

Retail-Specialty Stores (1.4%)
Barnes & Noble, Inc. (b)	101,500	3,951

Semiconductors (4.5%)
Novellus Systems, Inc. (b)(c)	125,000	3,854
STMicroelectronics N.V., NY Shares	240,000	4,495
Teradyne, Inc. (b)(c)	314,000	4,679

		13,028

Software & Computer Services (1.6%)
Sybase, Inc. (c)	127,000	3,288
Synopsys, Inc. (c)	54,000	1,436

		4,724

Transportation Services (1.5%)
Con-way, Inc. (b)	85,500	4,253

Utilities-Electric (0.8%)
Exelon Corp.	37,000	2,220

Utilities-Natural Gas (1.8%)
Sempra Energy (b)	93,000	5,336

Total Common Stocks (Cost $193,617)		274,851

Short-Term Securities Held as Collateral for Securities Lending (29.8%)
Pool of various securities for Victory Funds	$86,607	86,607

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $86,607)		86,607

Total Investments (Cost $292,810) — 128.5%		374,042

Liabilities in excess of other assets — (28.5)%		(82,902)

NET ASSETS — 100.0%		$291,140

(a)	Rate represents the effective yield at purchase.

(b)	A portion or all of the security was held on loan.

(c)	Non-income producing security

See notes to schedules of investments.

3

The Victory Portfolios	Schedule of Portfolio Investments
Federal Money Market Fund	January 31, 2007
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Securities (18.5%)
Federal Farm Credit Bank, 5.00%, 3/29/07, Callable 3/13/07 @ 100	$5,000	$4,999
Federal Home Loan Bank
4.89%, 3/5/07	30,000	29,991
4.95%(a), 3/16/07	35,000	34,983
2.63%, 4/9/07	9,000	8,957
5.33%(a), 7/30/07	50,000	49,998
5.33%(a), 8/1/07	50,000	50,000
5.20%, 10/17/07, Callable 4/17/07 @ 100	32,000	31,982
5.30%, 11/6/07, Callable 2/6/07 @ 100	12,000	11,998
5.41%, 12/28/07, Callable 3/28/07 @ 100	75,000	75,000
Federal National Mortgage Association, 4.13% (a), 2/9/07	17,000	16,995

Total U.S. Government Agency Securities (Amortized Cost $314,903)		314,903

Repurchase Agreements (81.4%)
ABN Amro Bank NV, 5.28%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $350,051 Collateralized by $350,000 U.S Government securities, 4.50%, 5/1/36, market value $355,562)	350,000	350,000
Bear Stearns & Co., 5.28%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $350,051 Collateralized by $357,001 U.S Government securities, 4.00-7.00%, 7/1/15-1/1/37, market value $355,410)	350,000	350,000
Greenwich Partners LLC, 5.28%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $350,051 Collateralized by $357,004 U.S Government securities, 0.00%, 4/30/07-10/26/07, market value $357,004)	350,000	350,000
UBS Warburg LLC, 5.27%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $337,236 Collateralized by $343,931 U.S Government securities, 0.00%, 10/1/36, market value $343,931)	337,187	337,187

Total Repurchase Agreements (Amortized Cost $1,387,187)		1,387,187

Total Investments (Amortized Cost $1,702,090) (b) — 99.9%		1,702,090

Other assets in excess of liabilities — 0.1%		2,053

NET ASSETS — 100.0%		$1,704,143

(a)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2007.

(b)	Represents cost for financial reporting and federal income tax purposes.

LLC	Limited Liability Co.

See notes to schedules of investments.

1

The Victory Portfolios	Schedule of Portfolio Investments
Financial Reserves Fund	January 31, 2007
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificate of Deposit (6.2%)
Credit Suisse First Boston NY, 5.21%, 3/29/07	$4,000	$4,000
National City Bank, 4.97%, 2/28/07	4,000	4,000
Rabobank Nederlands NY, 5.13%, 3/13/07	7,000	6,996
Royal Bank of Canada NY, 5.35%, 3/21/07	8,000	8,000
Wells Fargo Bank, 5.01%, 2/15/07	8,000	8,000

Total Certificate of Deposit (Amortized Cost $30,996)		30,996

Commercial Paper (39.0%)
Amstel Funding Corp., 5.21% (a), 4/18/07 (b)	5,000	4,945
Apreco LLC, 5.26% (a), 3/15/07 (b)	9,500	9,442
Atlas Capital Funding Corp, 5.30% (a), 2/16/07 (b)	10,000	10,000
Barton Capital LLC, 5.26% (a), 2/1/07 (b)	10,000	10,000
Blue Bell Funding Corp., 5.28% (a), 2/15/07 (b)	20,000	19,959
Edison Asset Securitization, 5.26% (a), 2/5/07 (b)	17,500	17,490
General Electric Capital Corp., 5.26% (a), 4/23/07	7,000	6,917
Greenwich Capital Corp., 5.25% (a), 2/1/07	20,000	20,000
HBOS Treasury Services NY, 5.24% (a), 2/5/07	20,000	19,988
McCormick & Co., 5.25% (a), 2/12/07 (b)	4,691	4,684
Mont Blanc Capital Corp., 5.26% (a), 2/20/07 (b)	5,000	4,986
Old Line Funding LLC, 5.25% (a), 2/8/07 (b)	21,568	21,546
Salvation Army, 5.43% (a), 2/1/07	11,380	11,380
Tango Finance Corp., 5.24% (a), 3/19/07 (b)	10,000	9,933
Windmill Funding Corp., 5.24% (a), 2/9/07 (b)	23,000	22,973

Total Commercial Paper (Amortized Cost $194,243)		194,243

Corporate Bonds (22.2%)
Antsam Co. Macali’s Delux Super Markets, Inc., 5.48% (c), 7/1/22, LOC Banc One Capital Markets	3,050	3,050
Atlas Capital Funding Corp., 5.31% (c), 7/10/07, MTN (b)	10,000	10,000
BF FT Myers/BF South, Inc., 5.37% (c), 11/1/17, LOC Fifth Third Bank	2,600	2,600
BP Capital Markets PLC, 2.63%, 3/15/07	2,836	2,827
Burgess & Niple, 5.36% (c), 9/1/14, LOC National City Bank	2,425	2,425
Calvert Crossing Golf, 5.37% (c), 9/1/29	2,690	2,690
Cheyne Finance LLC
5.28%(c), 11/5/07, MTN (b)	5,000	4,999
5.29%(c), 5/25/07, MTN (b)	15,000	14,999
Cincinnati Hills Christian Academy, Inc., 5.37% (c), 4/1/22, LOC Fifth Third Bank	4,865	4,865
CIT Group, Inc., 7.38%, 4/2/07	3,415	3,424
Comerica Bank, 5.29% (c), 11/13/07	20,000	19,998
Fort Mitchell Station Partners, Ltd., 5.41% (c), 2/1/22, LOC Fifth Third Bank	2,085	2,085
General Electric Capital Corp., 5.38%, 3/15/07, MTN	10,500	10,500
Goldman Sachs Group LP, 7.20%, 3/1/07, MTN (b)	1,000	1,002
JL Capital One LLC, Series 2002, 5.50% (c), 11/1/12, LOC Old National Bank & Wells Fargo Bank	2,000	2,000
John E. Staten Properties, 5.36% (c), 10/1/21, LOC National City Bank	3,020	3,020
Maruga, Series 1999b, 5.45% (c), 9/1/16, LOC Firstar Bank	965	965
Merck & Co., Inc., 4.52% (c), 2/22/07 (b)	4,000	3,997
Newport Investment Co. LLC, 5.41% (c), 12/1/22	2,910	2,910
QC Reprographics, Inc., 5.41% (c), 2/1/21, LOC Firstar Bank	1,710	1,710
SGM Funding Corp.
5.45%(c), 7/1/16, LOC Firstar Bank	1,205	1,205
5.41%(c), 6/1/22, LOC Firstar Bank	3,235	3,235
Sharp Electronics, 5.51% (c), 12/1/12, LOC Fifth Third Bank	2,005	2,005
Wagner Moving & Storage, 5.37% (c), 7/1/22, LOC Fifth Third Bank	1,900	1,900
Wright Brothers, Inc, 5.41% (c), 11/1/12	1,840	1,840

Total Corporate Bonds (Amortized Cost $110,251)		110,251

See notes to schedules of investments.

1

Repurchase Agreements (31.0%)
ABN Amro Bank NV, 5.28%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $25,004 collateralized by $25,000 U.S. Government security, 5.50%, 1/1/34, market value $25,382)	25,000	25,000

Bear Stearns & Co., 5.28%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $100,015 collateralized by $102,004 various U.S. Government securities, 5.50%-6.00%, 1/1/21-11/1/36, market value $101,528)	$100,000	$100,000
UBS Warburg, 5.26%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $29,404 collateralized by $29,990 U.S. Government security 8.13%, 10/15/19, market value $29,990)	29,400	29,400

Total Repurchase Agreements (Amortized Cost $154,400)		154,400

Taxable Municipal Bonds (0.8%)
New Mexico (0.4%)
Albuquerque Industrial Revenue, Ktech Corp. Project, 5.40% (c), 11/1/22, LOC Wells Fargo Bank	1,700	1,700

New York (0.2%)
State Housing Finance Agency Revenue, 5.30% (c), 5/15/31, FNMA	1,020	1,020

Texas (0.2%)
Splendora Higher Education Facilities Corp., Series B, 5.40% (c), 12/1/26, LOC Wells Fargo Bank	995	995
Total Taxable Municipal Bonds (Amortized Cost $3,715)		3,715

U.S. Government Agency Securities (0.8%)
Federal Home Loan Bank, 4.89%, 3/5/07	4,000	3,999

Total Investments (Amortized Cost $497,604) (d) — 100.0%		497,604
Other assets in excess of liabilities — 0.0%		161

NET ASSETS — 100.0%		$497,765

(a)	Rate represents the effective yield at purchase.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2007.

(d)	Represents cost for financial reporting and federal income tax purposes.

FNMA	Insured by Federal National Mortgage Association

LLC	Limited Liability Co.

LOC	Letter of Credit

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

2

The Victory Portfolios	Schedule of Portfolio Investments
Focused Growth Fund	January 31, 2007
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares/ Principal Amount	Value
Commercial Paper (0.4%)
Total Capital, 5.27% (a), 2/1/07	$20	$20

Common Stocks (98.7%)
Biotechnology (2.7%)
Gilead Sciences, Inc. (b)	2,000	129

Brokerage Services (4.8%)
Merrill Lynch & Co., Inc.	2,450	229

Chemicals (4.9%)
Monsanto Co.	4,200	231

Computers & Peripherals (9.5%)
Apple Computer, Inc. (b)	2,300	197
EMC Corp. (b)	8,600	120
Sun Microsystems, Inc. (b)	20,000	133
		450

Electronics (0.9%)
General Electric Co.	1,200	43

Financial Services (7.5%)
American Express Co.	2,200	128
Chicago Mercantile Exchange Holdings, Inc.	400	225
		353

Health Care (4.1%)
WellPoint, Inc. (b)	2,500	196

Internet Business Services (6.9%)
Akamai Technologies, Inc. (b)	2,500	140
Google Inc., Class A (b)	375	188
		328

Manufacturing-Miscellaneous (2.6%)
Textron, Inc.	1,300	121

Oilfield Services & Equipment (2.9%)
National-Oilwell Varco, Inc. (b)	2,300	139

Pharmaceuticals (9.7%)
Allergan, Inc.	1,300	152
Celgene Corp. (b)	5,700	306
		458

Real Estate Services (5.8%)
CB Richard Ellis Group, Inc., Class A (b)	7,300	275

Restaurants (2.4%)
Starbucks Corp. (b)	3,300	115

Retail-Apparel/Shoe (2.9%)
Urban Outfitters, Inc. (b)	5,600	137

Retail-Drug Stores (4.3%)
CVS Corp.	6,000	202

Retail-Specialty Stores (4.3%)
Lowe’s Cos., Inc.	6,000	202

Semiconductors (5.2%)
MEMC Electronic Materials, Inc. (b)	2,900	152
Texas Instruments, Inc.	3,100	97
		249

Software & Computer Services (8.2%)
Adobe Systems, Inc. (b)	5,400	210
Electronic Arts, Inc. (b)	1,700	85

See notes to schedules of investments.

1

Security Description	Shares	Value
Microsoft Corp.	3,000	$93
		388

Telecommunications (2.5%)
America Movil S.A. de C.V., ADR	2,650	118

Telecommunications-Services & Equipment (5.2%)
Corning, Inc. (b)	6,500	136
QUALCOMM, Inc.	2,900	109
		245

Transportation Services (1.4%)
FedEx Corp.	600	66

Total Common Stocks (Cost $3,805)		4,674

Total Investments (Cost $3,825) — 99.1%		4,694
Other assets in excess of liabilities — 0.9%		42

NET ASSETS — 100.0%		$4,736

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security

ADR	American Depositary Receipt

See notes to schedules of investments.

2

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	January 31, 2007
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (92.7%)
Multi-family (46.2%)
Collateralized Mortgage Obligations (14.2%)
Government National Mortgage Assoc.
Series 2003-59, Class B
7.50%, 7/16/18	$5,035	$5,147
Series 2003-22, Class AH
8.00%, 6/16/21	5,705	5,820
Series 2003-47, Class B
8.00%, 10/16/27	4,751	5,002
Series 1999-1, Class Z
6.50%, 1/20/29	6,283	6,428
Series 2003-36, Class B
7.50%, 2/16/31	4,049	4,232
Series 2003-87, Class BH
7.50%, 8/16/32	7,556	8,071
Series 2003-108, Class BH
7.50%, 2/16/34	5,903	6,312

		41,012

Pass-throughs (32.0%)
Government National Mortgage Assoc.
7.88%, 7/15/21 - 7/15/27	4,544	4,630
7.92%, 7/15/23	712	734
8.00%, 7/15/24 - 3/15/34	11,961	12,568
7.95%, 4/15/25	413	426
8.25%, 4/15/27 - 9/15/30	686	710
8.60%, 5/15/27	553	577
7.75%, 9/15/29 - 11/15/38	3,184	3,269
6.00%, 10/15/33	3,724	3,764
6.50%, 3/20/34 - 11/20/36	45,985	46,941
7.50%, 4/15/34	12,485	13,110
8.13%, 7/15/38 - 6/15/41	5,317	5,436

		92,165

		133,177

Single Family (46.5%)
Collateralized Mortgage Obligations (0.2%)
Government National Mortgage Assoc.
Series 1995-4, Class CQ
8.00%, 6/20/25	14	15
Series 2000-9, Class PB
7.50%, 6/16/26	504	504
Series 1997-2, Class E
7.50%, 2/20/27	60	62

		581

Pass-throughs (46.3%)
Government National Mortgage Assoc.
8.00%, 4/15/07 - 5/20/32	18,877	19,929
9.00%, 10/15/09 - 6/20/30	9,099	9,742
9.50%, 12/15/09 - 6/15/21	178	190
7.50%, 8/15/10 - 8/15/33	11,929	12,444
10.00%, 5/15/12 - 6/15/21	115	126
8.50%, 3/15/15 - 7/15/30	14,976	15,989
7.00%, 4/15/16 - 11/20/35	29,396	30,373
8.75%, 3/20/17	49	52
8.85%, 5/15/18 - 12/15/18	1,038	1,108
8.15%, 3/15/19 - 4/15/20	169	180
8.25%, 4/20/20 - 1/15/30	342	366
7.95%, 7/20/20	624	656
7.75%, 8/20/20 - 1/20/21	529	555
7.65%, 10/20/21 - 7/20/22	574	600
7.29%, 12/20/21 - 11/20/22	588	607
7.60%, 2/20/22	238	249

See notes to schedules of investments.

1

	Shares/ Principal Amount	Value
6.50%, 11/15/23 - 8/15/36	$34,285	$35,160
6.00%, 9/15/33	4,914	4,966

		133,292

		133,873

Total Government National Mortgage Association (Cost $272,951)		267,050

U.S. Treasury Obligations (6.4%)
U.S. Treasury Bill, 5.14% (a), 3/15/07	4,905	4,876
U.S. Treasury Bonds
10.38%, 11/15/12	11,800	12,273
11.25%, 2/15/15	1,000	1,423
Total U.S. Treasury Obligations (Cost $18,980)		18,572

Investment Companies
Federated U.S. Treasury Cash Reserve Fund 4.83% (b)	1,009,628	1,010

Total investments (Cost $292,941) — 99.5%		286,632

Other assets in excess of liabilities — 0.5%		1,524

NET ASSETS — 100.0%		$288,156

(a)           Rate represents the effective yield at purchase.

(b)           Rate disclosed is as of January 31, 2007.

See notes to schedules of investments.

2

The Victory Portfolios	Schedule of Portfolio Investments
Gradison Government Reserves Fund	January 31, 2007
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Securities (100.0%)
Federal Farm Credit Bank, 5.00%, 3/29/07, Callable 3/13/07 @ 100	$4,830	$4,829
Federal Home Loan Bank
5.00%(a), 2/1/07	77,584	77,584
5.14%(a), 2/5/07	7,400	7,396
5.15%(a), 2/7/07	187,449	187,288
5.15%(a), 2/8/07 – 2/9/07	700,212	699,427
4.89%, 3/5/07	20,000	19,994
4.95%(b), 3/16/07	15,000	14,992
3.00%, 4/26/07, Callable 2/12/07 @ 100	7,000	6,964
5.21%(b), 6/8/07	75,000	74,991
5.33%(b), 7/30/07	50,000	49,998
5.33%(b), 8/1/07	50,000	50,000
5.32%(a), 10/5/07	10,000	9,651
5.41%, 12/28/07, Callable 3/28/07 @ 100	50,000	50,000
5.20%(b), 4/1/08	100,000	99,954
Total Investments (Amortized Cost $1,353,069) (c) — 100.0%		1,353,068

Other assets in excess of liabilities — 0.0%		633

NET ASSETS — 100.0%		$1,353,701

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2007.

(c)	Represents cost for financial reporting and federal income tax purposes.

See notes to schedules of investments.

1

The Victory Portfolios	Schedule of Portfolio Investments
Institutional Money Market Fund	January 31, 2007
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Certificate of Deposit (13.2%)
Canadian Imperial Bank NY
5.32%, 2/21/07	$30,000	$30,000
5.41%(a), 6/15/07	17,580	17,584
Citibank N.A., 5.32%, 2/20/07	50,000	50,000
Comerica Bank, 5.30% (a), 4/3/07	36,620	36,620
Credit Suisse First Boston NY, 5.21%, 3/29/07	13,000	13,000
Deutsche Bank AG NY, 5.34% (a), 3/15/07	22,675	22,667
National City Bank, 4.97%, 2/28/07	13,000	13,000
Royal Bank of Canada NY, 5.35%, 3/21/07	30,000	30,000
Wells Fargo Bank, 5.01%, 2/15/07	12,000	12,000

Total Certificate of Deposit (Amortized Cost $224,871)		224,871

Commercial Paper (44.7%)
Amstel Funding Corp.
5.22%(b), 3/5/07 (c)	45,000	44,791
5.21%(b), 4/18/07 (c)	9,000	8,901
Atlas Capital Funding Corp, 5.30% (a), 2/16/07 (c)	15,000	15,000
Barton Capital LLC
5.26%(b), 2/1/07 (c)	50,211	50,211
5.26% (b), 2/2/07 (c)	27,236	27,232
Blue Bell Funding Corp., 5.28% (b), 2/15/07 (c)	53,000	52,891
Edison Asset Securitization, 5.24% (b), 2/2/07 (c)	45,000	44,993
Eureka Securities, Inc., 5.27% (b), 2/6/07 (c)	19,700	19,686
General Electric Capital Corp, 5.26% (b), 4/27/07	20,000	19,752
Greenwich Capital Corp., 5.25% (b), 2/1/07	70,000	70,000
HBOS Treasury Services NY, 5.24% (b), 2/5/07	65,000	64,962
Kitty Hawk Funding
5.26%(b), 2/8/07 (c)	40,000	39,959
5.27%(b), 2/20/07 (c)	50,000	49,861
Liberty Lighthouse Corp., 5.28% (b), 2/2/07 (c)	51,266	51,258
Old Line Funding LLC, 5.25% (b), 2/8/07 (c)	50,000	49,949
Sigma Finance, Inc., 5.28% (b), 2/1/07 (c)	75,000	75,000
Toyota Motor Credit Corp, 5.35% (b), 4/13/07	5,000	4,947
Windmill Funding Corp., 5.24% (b), 2/9/07 (c)	70,000	69,919

Total Commercial Paper (Amortized Cost $759,312)		759,312

Corporate Bonds (24.2%)
Agra Enterprises LLC, 5.41% (a), 9/1/34	3,250	3,250
Anomatic Corp., Series 2002, 5.36% (a), 7/1/10, LOC Fifth Third Bank	5,020	5,020
Atlas Capital Funding Corp., 5.31% (a), 7/10/07, MTN (c)	55,000	55,000
Carriage Inn/Bowerston, 5.37% (a), 12/1/24	7,565	7,565
Cheyne Finance LLC
5.29%(a), 5/25/07, MTN (c)	40,000	39,996
5.28%(a), 11/5/07, MTN (c)	15,000	14,996
CIT Group Inc., 5.45% (a), 2/21/08, MTN	30,000	30,025
Comerica Bank, 5.29% (a), 11/13/07	10,000	9,999
D&H Enterprises of Ohio, Series 2005, 5.36% (a), 12/1/30, LOC National City Bank	6,960	6,960
DAPSCO, Inc., 5.37% (a), 2/1/15	3,200	3,200
Ellison Surface Technologies, Inc.
Series 3A
5.41%(a), 8/1/23, LOC US Bank N.A.	2,730	2,730
Series 3B
5.41%(a), 8/1/23, LOC US Bank N.A.	2,465	2,465
Series 2006
5.41%(a), 8/1/23, LOC US Bank N.A.	2,000	2,000
Gardner Publications, Inc., Series 2000, 5.37% (a), 10/1/10, LOC Fifth Third Bank	3,700	3,700
General Electric Capital Corp., 5.42% (a), 1/3/08, MTN	33,530	33,560
Glaxosmithkline Capital PLC, 2.38%, 4/16/07	5,245	5,213
Grasshopper Investments, 5.41% (a), 9/1/24, LOC US Bank N.A. (c)	5,235	5,235
Harrier Finance Funding LLC, 5.28% (a), 5/25/07, MTN (c)	24,000	23,998
Heart Property, 5.36% (a), 7/1/26, LOC National City Bank	6,525	6,525

See notes to schedules of investments.

1

Security Description	Principal Amount	Value
IBM Corp., 5.36% (a), 6/28/07, MTN	$40,000	$40,006
Jackson Tube Service, Inc., Series 2000, 5.37% (a), 7/1/10, LOC Fifth Third Bank	2,300	2,300
Jemmak Funding Group LLC, 5.55% (a), 10/1/24, LOC Fifth Third Bank	1,400	1,400
K2 (USA) LLC, 5.41% (a), 2/16/07, MTN (c)	15,000	15,000
KDM Signs, Inc., 5.37% (a), 12/1/46, LOC Fifth Third Bank	6,145	6,145
Louisiana Land & Water, 5.37% (a), 6/1/27, LOC Regions Bank	4,850	4,850
Luken-Woodlawn LLC, 5.37% (a), 2/1/18	2,770	2,770
RW Sidley, Inc., Series 2005, 5.37% (a), 12/1/25, LOC Fifth Third Bank	4,600	4,600
Scott Street Land Co., Series 2000, 5.37% (a), 1/3/22	6,270	6,270
SeaRiver Maritime, Inc., 5.33% (a), 10/1/11	40,000	40,000
South Elgin Leasing, Inc., 5.39% (a), 7/1/33, LOC First American Bank	8,795	8,795
Sprenger Enterprises, 5.33% (a), 10/1/35, LOC JP Morgan Securities	6,700	6,700
Wise Plastics Tech, Inc., 5.37% (a), 6/1/36	7,600	7,600
YMCA of Greater Cleveland, Series 2000, 5.37% (a), 4/1/25	3,220	3,220

Total Corporate Bonds (Amortized Cost $411,093)		411,093

Repurchase Agreements (15.4%)
ABN Amro Bank NV, 5.28%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $100,015 collateralized by $100,000 U.S. Government securities, 5.50%, 9/1/34-7/1/35, market value $101,527)	100,000	100,000
Bear Stearns & Co., 5.28%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $100,015 collateralized by $102,000 various U.S. Government securities, 5.50%-6.00%, 11/1/20-11/1/36, market value $101,518)	100,000	100,000
UBS Warburg, 5.26%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $61,609 collateralized by $62,833 U.S. Government security 8.13%, 10/15/19 market value $62,833)	61,600	61,600

Total Repurchase Agreements (Amortized Cost $261,600)		261,600

Taxable Municipal Bonds (1.5%)
Georgia (1.0%)
Municipal Gas Authority, Gas Revenue, Series A, 5.35% (a), 2/1/15, LOC Wachovia Bank N.A., Bayerische Landesbank, Bank One Kentucky N.A.	10,560	10,560
Savannah College of Art & Design, Series 2004, 5.32% (a), 4/1/24, LOC Bank Of America N.A.	6,200	6,200

		16,760

Iowa (0.2%)
Woodbury County, Healthcare Revenue, 5.40% (a), 12/1/14, LOC Wells Fargo Bank N.A.	3,400	3,400

Michigan (0.3%)
Waterford Township Economic Development Corp. Revenue, 5.36% (a), 11/1/24, LOC Comerica Bank	5,480	5,480

Total Taxable Municipal Bonds (Amortized Cost $25,640)		25,640

U.S. Government Agency Security (1.0%)
Federal Home Loan Mortgage Corp., 5.25%, 5/23/07, Continuously Callable @ 100, MTN	16,146	16,144

Total U.S. Government Agency Securities (Amortized Cost $16,144)		16,144

Total Investments (Amortized Cost $1,698,660) (d) — 100.0%		1,698,660

Other assets in excess of liabilities — 0.0%		330

NET ASSETS — 100.0%		$1,698,990

(a)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2007.

2

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Represents cost for financial reporting and federal income tax purposes

LLC	Limited Liability Co.

LOC	Letter of Credit

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

3

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	January 31, 2007
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (101.5%)
Alabama (3.1%)
Jefferson County Sewer Revenue, Series D, 5.75%, 2/1/22, Prerefunded 2/1/07 @101, FGIC	$1,000	$1,010
Sheffield, Electric Revenue, 5.00%, 7/1/20, Callable 1/1/13 @ 100, AMBAC	680	716
Tuscaloosa, Series A, GO, 4.38%, 7/1/37, AMBAC(a)	500	486

		2,212

Arizona (2.4%)
Game & Fish Department & Commission Beneficial Interest Certificates, Administration Building Project
4.00%, 7/1/11	270	269
4.00%, 7/1/12(b)	540	538
4.50%, 7/1/15(b)	200	204
4.50%, 7/1/32, Callable 7/1/16 @ 100	200	193
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, FSA	500	537

		1,741

California (11.4%)
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, MBIA	4,575	4,983
Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A, 5.25%, 4/1/39, Callable 4/1/16 @ 100	2,000	2,108
Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.00%, 8/15/34, Callable 8/15/16 @ 100	1,000	1,043

		8,134

District of Columbia (4.2%)
State Revenue, George Washington University, Series A, 5.50%, 9/15/07, MBIA	1,000	1,011
State, GO, Series B, 5.25%, 6/1/07, MBIA	2,000	2,010

		3,021

Florida (7.9%)
Brevard County Health Care Facilities Revenue, Health First Project, 5.00%, 4/1/34, Callable 4/1/16 @ 100	2,000	2,058
Highlands County Health Facilities Authority Revenue, Adventist Health Systems, Series C, 5.25%, 11/15/36, Callable 11/15/16 @ 100	1,500	1,584
Jea St. Johns River Power Park Systems Revenue, Series 22, 4.00%, 10/1/14, Callable 4/1/12 @ 100, MBIA(a)	2,000	2,006

		5,648

Hawaii (3.5%)
State, Series CY, GO, 5.25%, 2/1/07, FSA	2,500	2,500

Idaho (0.3%)
Boise State University Revenue, Series A, 4.25%, 4/1/32, Callable 4/1/17 @ 100, MBIA	250	241

Illinois (2.4%)
State Educational Facilities Authority Revenue, Robert Morris College, 5.80%, 6/1/30, Callable 12/1/07 @ 100, MBIA	1,000	1,015
Will County Community Consolidated School District No 30 Troy, Series B, 4.00%, 10/1/07, FSA(a)	675	676

		1,691

Indiana (3.3%)
Health & Educational Facilities Financing Authority Hospital Revenue, Clarian Health Obligation Group, Series B, 4.75%, 2/15/31, Callable 2/15/16 @ 100	500	501
Health & Educational Facilities Financing Authority Hospital Revenue, Schneck Memorial Hospital Project, Series A
5.25%, 2/15/30, Callable 2/15/16 @ 100	1,000	1,054
5.25%, 2/15/36, Callable 2/15/16 @ 100	750	790

		2,345

See notes to schedules of investments.

1

Security Description	Principal Amount	Value
Kansas (3.5%)
Lawrence Hospital Revenue, Lawrence Memorial Hospital, 5.13%, 7/1/36, Callable 7/1/16 @ 100	$1,000	$1,047
Salina Hospital Revenue, Salina Regional Health, 4.63%, 10/1/31, Callable 4/1/16 @ 100	250	244
State Development Finance Authority Revenue, Athletic Facilities, University of Kansas, 5.00%, 6/1/20, Callable 6/1/14 @ 100	1,175	1,226

		2,517

Maine (2.2%)
Westbrook, GO
5.75%, 10/1/19, Callable 10/1/10 @ 101, AMBAC(b)	715	766
5.75%, 10/1/20, Callable 10/1/10 @ 101, AMBAC(b)	730	782

		1,548

Massachusetts (4.1%)
Pittsfield, GO, 5.50%, 4/15/15, Callable 4/15/12 @ 101, MBIA(b)	2,655	2,881

Michigan (5.1%)
Detroit Sewer Disposable Revenue Systems, Second Lien, Series B, 4.63%, 7/1/34, Callable 7/1/16 @ 100, FGIC	500	501
Municipal Bond Authority Revenue, Local Government , Revenue Sharing, Series G, 6.80%, 11/1/07, Callable 3/30/07 @ 100	240	240
State Hospital Finance Authority Revenue, Henry Ford Health Systems, Series A, 5.25%, 11/15/32, Callable 11/15/16 @ 100	1,255	1,331
State Hospital Finance Authority Revenue, McLaren Health Care, Series C, 5.00%, 8/1/35	1,500	1,541

		3,613

Minnesota (5.9%)
Bemidji Health Care Facilities First Mortgage Revenue, North County Health Services, 5.00%, 9/1/17, Callable 9/1/16 @ 100(b)	500	528
Chaska Electric Revenue, Generating Facilities, Series A
5.25%, 10/1/20, Callable 10/1/15 @ 100(b)	1,000	1,070
5.00%, 10/1/30, Callable 10/1/15 @ 100	500	517
State Higher Educational Facilities Authority Revenue, St. John University, Series 6-G, 5.00%, 10/1/22	1,000	1,056
State Higher Educational Facilities Authority Revenue, University of St. Thomas, Series 5-Y, 5.00%, 10/1/24	1,000	1,040

		4,211

Missouri (1.9%)
Kearney Public Improvements, GO, 5.50%, 3/1/16, AMBAC(b)	1,000	1,059
St. Louis Municipal Finance Corp., Series A, Lease Revenue, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	250	263

		1,322

New York (1.4%)
State Dormitory Authority, University of Rochester, Series A, 5.00%, 7/1/23, Callable 7/1/08 @ 101, MBIA	1,000	1,024

North Carolina (1.1%)
East Carolina University, Series A, Revenue, 5.25%, 11/1/21, AMBAC	750	799

Ohio (12.5%)
Columbus Limited Tax, Series B, 3.50%, 12/15/13	800	783
Hamilton County Sewer System Improvements, Metropolitan Sewer District, Series A, 5.75%, 12/1/25, Callable 6/1/10 @ 101, MBIA	450	482
Harrison, GO
5.45%, 12/1/10, FGIC(b)	150	159
5.90%, 12/1/18, Callable 12/1/10 @ 100, FGIC	250	270
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Callable 12/1/16 @ 100, FSA	1,500	1,587
Mahoning County, GO, 4.00%, 12/1/16, FSA	600	600
McDonald School District, GO, 6.00%, 12/1/22, Callable 12/1/10 @ 100, AMBAC	1,000	1,082

See notes to schedules of investments.

2

	Shares/ Principal Amount	Value
State Higher Educational Facilities Revenue, Kenyon College Project, 5.00%, 7/1/41, Callable 7/1/16 @ 100	$1,000	$1,036
State Higher Educational Facilities Revenue, Mount Union College Project
4.50%, 10/1/08	250	253
5.25%, 10/1/26, Callable 10/1/16 @ 100	1,000	1,071
5.00%, 10/1/31, Callable 10/1/16 @ 100	510	532
State Highway Capital Improvements, Series F, GO, 5.25%, 5/1/11	1,000	1,058
		8,913

Pennsylvania (6.7%)
Erie School District, GO, 5.80%, 9/1/29, Callable 9/1/10 @ 100, AMBAC	250	267
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,072
Mountaintop Area Joint Sanitation Authority, 5.65%, 12/15/30, Callable 12/15/10 @ 100, MBIA	250	267
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East, Series B
5.50%, 11/15/24, Callable 11/15/14 @ 100	100	108
5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,063
State, Refunding & Projects, First Series, GO, 5.25%, 2/1/07	2,000	2,000
		4,777

South Carolina (0.8%)
University of South Carolina, Series A, 5.75%, 6/1/30, Callable 6/1/20 @ 100, FGIC	500	531

Texas (13.9%)
Austin Independent School District, GO, 5.00%, 8/1/07, PSF-GTD	1,830	1,842
Keller Independent School District, Series A, GO, 4.50%, 8/15/31, Callable 8/15/16 @ 100, PSF-GTD	1,000	987
Lewisville Independent School District, School Building, GO, 4.00%, 8/15/07, FGIC	2,650	2,654
Lower Colorado River Authority Revenue, Series B, 6.00%, 5/15/07, FSA	1,000	1,007
Muleshoe Independent School District, School Building, GO
4.50%, 2/15/24, Callable 8/15/07 @ 100, PSF-GTD	510	510
4.50%, 2/15/25, Callable 8/15/07 @ 100, PSF-GTD	375	375
5.00%, 2/15/31, Callable 8/15/07 @ 100, PSF-GTD	1,000	1,004
5.00%, 2/15/36, Callable 8/15/07 @ 100, PSF-GTD	1,000	1,004
San Marcos Consolidated Independent School District, School Building, GO, 4.50%, 8/1/28, Callable 8/1/16 @ 100, PSF-GTD	500	496
		9,879

Washington (1.7%)
Whitman County School District Number 267, Pullman, GO, 5.63%, 12/1/17, Callable 6/1/12 @ 100, FSA	1,115	1,205
Wisconsin (2.2%)
Appleton Waterworks Revenue, Series A, 4.00%, 1/1/08, MBIA(a)	1,560	1,564

Total Municipal Bonds (Cost $70,564)		72,317
Investment Companies (5.2%)
Blackrock Liquidity Funds MuniFund, 3.44%(c)	1,575	1,575
Merrill Lynch Institutional Tax Exempt Fund, 3.45%(c)	2,164	2,164
Total Investment Companies (Cost $3,739)		3,739
Total Investments (Cost $74,303) — 106.7%		76,056
Liabilities in excess of other assets — (6.7)%		(4,797)
NET ASSETS — 100.0%		$71,259

(a)	Security purchased on a “when-issued” basis.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)	Rate disclosed is as of January 31, 2007.

See notes to schedules of investments.

3

AMBAC	Insured by American Municipal Bond Assurance Corp.

FGIC	Insured by Financial Guaranty Insurance Co.

FSA	Insured by Federal Security Assurance

GO	General Obligation

MBIA	Insured by Municipal Bond Insurance Organization

PSF-GTD	Public School Fund Guaranteed

See notes to schedules of investments.

4

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Money Market Fund	January 31, 2007
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (93.0%)
Florida (0.7%)
Broward County Educational Facilities Authority Revenue, Nova Southeastern, Series C, 3.72% (a), 4/1/24, LOC Bank of America N.A.	$3,200	$3,200

Indiana (0.1%)
Whiting Industrial Sewer & Solid Waste Disposal Revenue, Amoco Oil Co. Project, 3.79% (a), 1/1/26	685	685

Ohio (92.2%)
Adams County, Valley Local School District, School Improvement, GO, BAN, 4.40%, 5/15/07	5,000	5,010
Akron Bath Copley Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, 3.64% (a), 11/1/34, LOC Bank One N.A.	1,600	1,600
Ashland Water Systems Improvement Notes, GO, 4.25%, 10/18/07	2,400	2,410
Athens County, Port Authority Housing Revenue, Housing for Ohio Income Project, 3.65% (a), 6/1/32, LOC Wachovia Bank N.A.	15,300	15,300
Belmont County, Sanitation & Sewer Improvement, GO, BAN, 4.25%, 3/14/07	1,600	1,601
Blue Ash, GO, BAN, 4.00%, 11/13/07	1,000	1,003
Bowling Green City School District, School Facilities Construction, GO, BAN, 4.25%, 6/19/07	7,200	7,217
Bowling Green, IDR, Lamson & Sessions Project, 3.73% (a), 8/1/09, LOC Harris Trust & Savings Bank, AMT	600	600
Bucyrus City School District, Street Improvement, GO, BAN, 4.65%, 3/13/07	6,575	6,583
Butler County Revenue, Lakota Family YMCA, 3.64% (a), 5/1/27, LOC PNC Bank N.A.	2,100	2,100
Butler County, Capital Funding Revenue CCAO Low Cost Capital, Series A, 3.63% (a), 6/1/35, LOC U.S. Bank N.A.	150	150
Butler County, Health Care Facilities Revenue, 3.65% (a), 9/1/22, LOC Fifth Third Bank	2,600	2,600
Butler County, Health Care Facilities Revenue, Refunding & Improvement, Lifesphere Project, 3.57% (a), 5/1/27, LOC U.S. Bank N.A.	4,000	4,000
Butler County, Hospital Facilities Revenue, 3.63% (a), 11/1/17, LOC U.S. Bank N.A.	3,040	3,040
Butler County, Limited Tax, GO, BAN
Series C
4.50%, 9/20/07	2,750	2,765
4.50%, 9/20/07, AMT	1,000	1,005
Cambridge Hospital Facilities Revenue, Regional Medical Center Project, 3.64% (a), 12/1/21, LOC National City Bank	800	800
Clark County, GO, BAN, 3.83%, 11/14/07	6,640	6,652
Clermont County, IDR, Buriot International Income Project, 3.58% (a), 6/1/17, LOC Lasalle Bank N.A., AMT	2,785	2,785
Cleveland Airport System Revenue, Series D, 3.57% (a), 1/1/27, LOC Westdeutsche Landesbank, AG, AMT	23,260	23,260
Cleveland Waterworks Revenue, Series L, 3.59% (a), 1/1/33, FGIC, SPA Westdeutshe Landesbank	2,200	2,200
Clinton County, Airport Facilities Revenue, 3.63% (a), 6/1/11, LOC Wachovia Bank N.A.	11,800	11,800
Columbus Regional Airport Authority Revenue, Capital Funding, OASBO Program, Series A, 3.63% (a), 3/1/34, LOC U.S. Bank N.A.	10,050	10,050
Columbus Regional Airport Authority Revenue, Capital Funding, Pooled Financing Program, Series A, 3.63% (a), 1/1/30, LOC U.S. Bank N.A.	12,115	12,115
Columbus Regional Airport Authority, Capital Funding Revenue, OASBO Expanded Asset Program, 3.63% (a), 12/1/36, LOC U.S. Bank N.A.	1,290	1,290
Columbus Sewer Revenue, 3.60% (a), 6/1/11, Liquidity Support Provided by City of Columbus	700	700
Coshocton County, Health Care Facilities Revenue, Hartville Homes, Inc. Project, 3.90% (a), 9/1/20, LOC Bank One N.A.	2,175	2,175
Coshocton County, Memorial Hospital Project Revenue, 3.90% (a), 3/1/17, LOC Bank One Columbus N.A.	2,300	2,300
Cuyahoga County Hospital Revenue, University Hospital Cleveland, 3.70% (a), 1/1/16, LOC JP Morgan Chase Bank	1,900	1,900

See notes to schedules of investments.

1

Security Description	Principal Amount	Value
Cuyahoga County, Civic Facilities Revenue, 700 Prospect Corp. Project, 3.65% (a), 3/1/22, LOC Fifth Third Bank	$1,300	$1,300
Cuyahoga County, Continuing Care Facilities Revenue, 3.61% (a), 2/1/29, LOC LaSalle National Bank	2,700	2,700
Cuyahoga County, Health Care Facilites Revenue, Devon Oaks Project, 3.62% (a), 2/1/34, LOC ABN AMRO Bank	6,250	6,250
Cuyahoga County, Health Care Facilities Revenue, Jennings Center Older Project, 3.68% (a), 11/1/23, LOC Fifth Third Bank	2,400	2,400
Cuyahoga County, IDR, Horizon Activities Centers Project, 3.74% (a), 7/1/25, LOC U.S. Bank N.A.	935	935
Cuyahoga County, IDR, Landerhaven Executive Project, 3.91% (a), 12/1/08, LOC U.S. Bank N.A., AMT	1,095	1,095
Cuyahoga County, IDR, Progressive Plastics Project, 4.05% (a), 11/1/13, LOC Bank One Columbus N.A., AMT	640	640
Cuyahoga County, IDR, Watt Printing Co. Project, 3.79% (a), 4/1/16, LOC National City Bank, AMT	1,440	1,440
Eastlake, IDR, Astro Model Development Project, 3.95% (a), 9/1/16, LOC National City Bank, AMT	1,120	1,120
Englewood, IDR, YMCA Dayton Project, Series A, 3.90% (a), 3/1/27, LOC Bank One N.A.	3,770	3,770
Erie County, Health Care Facilities Revenue, Series B, 3.66% (a), 10/1/21, LOC Bank One N.A.	4,005	4,005
Franklin County, EDR, Columbus Electric Funded Project, 3.68% (a), 4/1/21, LOC Bank One N.A.	1,420	1,420
Franklin County, Health Care Facilities Revenue, 3.74% (a), 11/1/19, LOC National City Bank	1,785	1,785
Franklin County, Hospital Revenue, Children’s Hospital Project, Series B, 3.74% (a), 12/1/14, SPA Bank One Columbus N.A.	6,200	6,200
Franklin County, Hospital Revenue, Children’s Hospital, Series B, 3.60% (a), 5/1/29, FGIC, SPA National City Bank	11,855	11,855
Franklin County, Multifamily Revenue, Golf Pointe Apartments Project, Series A, 3.66% (a), 1/1/34, LOC Lasalle National Bank, AMT	2,785	2,785
Franklin County, Multifamily Revenue, Hanover Ridge Apartments, 3.58% (a), 12/15/30, FNMA, AMT	1,450	1,450
Geauga County, Health Care Facilities Revenue, Montefiore Housing Corp. Project, 3.69% (a), 1/1/26, LOC Fifth Third Bank	5,220	5,220
Grove City, Multifamily Revenue, Regency Arms Apartments, 3.70% (a), 6/15/30, FNMA, AMT	11,070	11,070
Hamilton County Parking System Revenue, 3.61% (a), 12/1/26, LOC U.S. Bank	3,900	3,900
Hamilton County, EDR, Boys/Girls Club, Inc. Project, 3.67% (a), 12/1/28, LOC PNC Bank N.A.	2,350	2,350
Hamilton County, EDR, Cincinnati Hamilton CAA, 3.65% (a), 9/1/25, LOC Fifth Third Bank	1,315	1,315
Hamilton County, EDR, Lasalle High School Project, 3.65% (a), 3/1/24, LOC Fifth Third Bank	1,560	1,560
Hamilton County, EDR, Samuel W. Bell Home Project, 3.68% (a), 4/1/22, LOC U.S. Bank N.A.	2,820	2,820
Hamilton County, Health Care Facilites Revenue, Sisters of Charity Senior Care, 3.67% (a), 8/1/27, LOC Fifth Third Bank	3,945	3,945
Hamilton County, Health Care Facilities Revenue, Ronald McDonald House Project, 3.65% (a), 5/1/15, LOC Fifth Third Bank	2,565	2,565
Hamilton County, Hospital Facilities Revenue, Children’s Hospital Medical Center, 3.61% (a), 5/15/28, LOC Chase Manhattan Bank	1,000	1,000
Hamilton Multifamily Housing Revenue, Series A, 3.64% (a), 1/1/30, LOC Bank One Indiana N.A.	6,522	6,522
Hamilton Multifamily Housing Revenue, Affordable Housing, Series B, 3.64% (a), 1/1/35, LOC Federal Home Loan Bank	1,908	1,908
Hamilton Real Estate, GO, BAN, 3.80%, 9/14/07	855	855
Hamilton, GO, BAN, 4.50%, 9/14/07	3,000	3,014
Henry County, GO, BAN, 4.25%, 3/22/07	3,305	3,308
Hilliard, IDR, National Sign, 3.85% (a), 12/1/19, LOC Bank One N.A., AMT	2,045	2,045
Huron County, IDR, American Baler Project, 3.72% (a), 4/1/11, LOC Bank One Indianapolis, AMT	725	725
Lancaster Street Improvement, GO, BAN, 4.25%, 10/17/07	1,000	1,004

See notes to schedules of investments.

2

Security Description	Principal Amount	Value
Leipsic, IDR, Patrick Products, Inc. Project, 3.95% (a), 6/1/11, LOC Bank One N.A., AMT	$2,280	$2,280
Licking County, Career & Technology Education Centers, School Facilities Construction, GO, BAN, 4.50%, 9/12/07	1,100	1,105
Lima Hospital Revenue, Lima Memorial Hospital Project, 3.68% (a), 6/1/33, LOC Bank One N.A.	2,300	2,300
Lorain County, IDR, Malt Properties Ltd. Project, 3.78% (a), 4/1/34, LOC Bank One N.A., AMT	5,084	5,084
Lucas County, IDR, American Capital Properties, 3.74% (a), 10/1/18, LOC National City Bank, AMT	3,405	3,405
Lucas County, IDR, Lott Industries, Inc. Project, 3.69% (a), 8/1/21, LOC National City Bank	3,605	3,605
Mahoning County, EDR, Family YMCA, St. Elizabeth, 3.69% (a), 5/1/21, LOC National City Bank	1,800	1,800
Marion County, Hospital Revenue, Pooled Leasing Program, 3.67% (a), 8/1/20, LOC Bank One N.A.	405	405
Mark Milford Hicksville Community Memorial Hospital, 3.65% (a), 12/1/37, LOC Fifth Third Bank	2,000	2,000
Mason, Park & Recreation Improvement, GO, BAN, 4.25%, 6/21/07	1,925	1,930
Mentor, Street Improvement, GO, BAN, 4.50%, 9/14/07	2,500	2,513
Miami East Local School District, School Construction, GO, BAN, 4.13%, 6/7/07	2,000	2,002
Monroe County, Income Tax Corridor 75, 3.73% (a), 12/1/18, LOC Bank of Montreal & Provident Bank	2,000	2,000
Montgomery County, EDR, Benjamin & Marian Project
Series A
3.69%(a), 4/1/11, LOC National City Bank	1,700	1,700
Series B
3.69%(a), 8/1/16, LOC National City Bank	5,730	5,730
Montgomery County, Health Care Facilities Revenue, Kettering Affiliated Project, 3.68% (a), 5/1/22, LOC Bank One N.A.	2,400	2,400
Montgomery County, IDR, Citywide Development Corp. Project, 3.95% (a), 12/1/13, LOC Bank One Dayton N.A., AMT	1,395	1,395
Montgomery County, IDR, Town Centers Ltd. Partner Project, 4.00% (a), 11/15/16, LOC National City Bank	1,630	1,630
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 3.68% (a), 4/1/38, LOC Federal Home Loan Bank	4,125	4,125
Mount Vernon, BAN, 4.38%, 3/22/07	3,000	3,003
Ohio State University, General Receipts
3.63%(a), 12/1/26, FSA, SPA Dexia Bank	2,400	2,400
3.61%(a), 12/1/31	3,100	3,100
Olmsted Falls, Fire Station Improvement, BAN, 3.90%, 10/18/07	1,330	1,332
Parma Heights, Street Improvement, BAN, 3.70%, 9/20/07	784	784
Parma Heights, Street Improvement, Series 2, BAN, 3.80%, 9/20/07	296	296
Penta County Career Center, TAN, 4.25%, 3/1/07	8,000	8,004
Portage County, Health Care Facilities Revenue, Coleman Professional Services, 3.90% (a), 12/1/22, LOC Bank One N.A.	3,575	3,575
Reading, IDR, General Tool Co. Project, 3.78% (a), 3/1/08, LOC Bank of Montreal & Provident Bank, AMT	1,165	1,165
Ross County, Hospital Revenue, Refunding & Improvement Facilities, Adena Project, 3.70% (a), 12/1/35, CIFG SPA Landesbank Hessen	8,035	8,035
Shaker Heights, City School District, Building & Facilities Improvement, BAN, 4.25%, 6/14/07	1,900	1,905
Solon, IDR, JTM Products, Inc. Project, 3.74% (a), 6/1/21, LOC National City Bank, AMT	2,855	2,855
State Air Quality Development Authority Revenue, AK Steel, Series A, 3.59% (a), 6/1/24, LOC ABN AMRO Bank, AMT	9,000	9,000
State EDR, YMCA Greater Cincinnati Project, 3.67% (a), 11/1/21, LOC Bank One N.A.	2,925	2,925
State Environmental Improvement Revenue, Newark Group Industrial Income Project, 3.67% (a), 12/1/26, LOC JP Morgan Chase Bank	2,000	2,000
State Higher Educational Facility Commission Revenue, Malone College, 3.69% (a), 4/1/09, LOC National City Bank	6,000	6,000
State Higher Educational Facility Commission Revenue, Pooled Financing, 3.68% (a), 12/1/16, LOC Fifth Third Bank	570	570

See notes to schedules of investments.

3

Security Description	Principal Amount	Value
State Higher Educational Facility Commission Revenue, Wilmington College, 3.90% (a), 10/1/11, LOC Fifth Third Bank	$1,275	$1,275
State Housing Finance Agency, Mortgage Revenue, Residential Mortgage, Series B2, 3.52% (a), 9/1/35, FHA, SPA FHLB	7,490	7,490
State Housing Finance Agency, Mortgage Revenue, Residential Mortgage, 3.56% (a), 9/1/35, GNMA, SPA Federal Home Loan Bank	2,200	2,200
State Housing Finance Agency, Multifamily Revenue, Chambrel at Montrose, Series F, 3.63% (a), 11/15/32, FNMA	11,451	11,451
State Refunding & Improvement Infrastructure, GO, Series D, 3.50% (a), 2/1/19	8,800	8,800
State Solid Waste Revenue, BP Exploration & Oil Project, 3.77% (a), 8/1/34, AMT	490	490
State Solid Waste Revenue, BP Products North America,, 3.77% (a), 8/1/34, AMT	10,000	10,000
State Water Development Authority, Pollution Control Facilities Revenue, First Energy General Corp., Series A, 3.72% (a), 5/15/19, LOC Barclays Bank PLC	900	900
State Water Development Authority, Pollution Control Facilities Revenue, First Energy Nuclear, Series C, 3.55% (a), 6/1/33, LOC Wachovia Bank N.A., AMT	15,000	15,000
State Water Development Authority, Pollution Control Facilities Revenue, Ohio Edison Co. Project, Series B, 3.77% (a), 9/1/18, AMT, LOC Wachovia Bank N.A., AMT	1,080	1,080
Summit County Revenue, Neighborhood Development Corp., 3.74% (a), 6/1/24, LOC National City Bank	1,000	1,000
Summit County, IDR, Arlington Plaza Project, 3.85% (a), 9/1/15, LOC U.S. Bancorp	1,435	1,435
Summit County, IDR, Atlas Steel Project, 3.79% (a), 6/1/10, LOC National City Bank, AMT	1,450	1,450
Summit County, IDR, Delco Corp. Project, 3.84% (a), 6/1/16, LOC National City Bank, AMT	250	250
Summit County, IDR, Fiocca, Inc. Project, 3.78% (a), 6/1/16, LOC Fifth Third Bank, AMT	1,435	1,435
Summit County, IDR, VMS Development Project, 3.74% (a), 7/1/18, LOC National City Bank, AMT	2,125	2,125
Toledo-Lucas County Port Authority, Series C, 3.61% (a), 5/15/38, LOC Sovereign Bank & Bank of Nova Scotia	3,450	3,450
Toledo-Lucas County Port Authority, EDR, St. Francis DeSales High School, 3.65% (a), 8/1/25, LOC Fifth Third Bank	5,780	5,780
Trumbull County, IDR, 4.05% (a), 10/1/19, LOC Bank One Columbus N.A., AMT	1,930	1,930
Van Wert County, IDR, Kennedy Manufacturing Co., 3.95% (a), 11/1/17, LOC Bank One N.A., AMT	750	750
Warren County, IDR, Lindsey Steel Processing, 3.78% (a), 8/1/07, LOC US Bank N.A., AMT	455	455
Washington County, Hospital Revenue, Marietta Area Health, 3.65% (a), 12/1/26, LOC Fifth Third Bank	4,360	4,360
Wauseon Exempt Village School District, School Construction, GO, BAN, 4.16%, 5/10/07	15,000	15,022
Wayne County, Health Care Facilities Revenue, West View Manor Project, 3.66% (a), 9/1/21, LOC Fifth Third Bank	3,850	3,850
Westerville Electric System Improvement Notes, GO, 4.50%, 9/20/07	1,575	1,584
Westlake, IDR, Logan Westlake Project, 3.79% (a), 6/1/16, LOC Fifth Third Bank, AMT	1,050	1,050
Wood County, IDR, Jerl Machine Project, 3.72% (a), 9/1/16, LOC Fifth Third Bank, AMT	680	680
Woodlawn, EDR, Goodwill Industrial Project
3.68%(a), 11/1/20, LOC U.S. Bank N.A.	5,370	5,370
3.68%(a), 11/1/20, LOC U.S. Bank N.A.	3,000	3,000
Woodlawn, IDR, Southland Properties LLC Project, 3.78% (a), 6/1/08, LOC Provident Bank & Bank of Montreal, AMT	495	495

		459,802

Total Municipal Bonds (Amortized Cost $463,687)		463,687

See notes to schedules of investments.

4

Security Description	Principal Amount	Value
Commercial Paper (3.6%)
Ohio (3.6%)
Ohio State University, TECP
3.55%, 2/7/07	$8,380	$8,380
3.53%, 3/1/07	9,500	9,500
Total Commercial Paper (Amortized Cost $17,880)		17,880

Total Investments (Amortized Cost $481,567) (b) — 96.6%		481,567

Other assets in excess of liabilities — 3.4%		16,921

NET ASSETS — 100.0%		$498,488

(a)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2007.

(b)	Represents cost for financial reporting and federal income tax purposes.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

CIFG	County IXIS Financial Guaranty

EDR	Economic Development Revenue

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FHLB	Federal Home Loan Bank

FNMA	Insured by Federal National Mortgage Association

FSA	Insured by Federal Security Assurance

GNMA	Insured by Government National Mortgage Association

GO	General Obligation

IDR	Industrial Development Revenue

LLC	Limited Liability Co.

LOC	Letter of Credit

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

TAN	Tax Anticipation Note

TECP	Tax-Exempt Commercial Paper

See notes to schedules of investments.

5

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	January 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (94.6%)
General Obligations (64.0%)
Business & Public Services (0.2%)
Mount Vernon Knox County Public Library District, 5.15%, 12/1/09, FGIC	$220	$228

County, City & Special District (12.7%)
Cleveland, 5.75%, 8/1/12, MBIA	875	958
Columbus
Series B
2.75%, 6/15/10	120	115
5.25%, 1/1/11	1,000	1,053
Series A
5.00%, 12/15/12	5,000	5,318
Erie County, 5.50%, 10/1/20, Callable 10/1/10 @ 100, FGIC	250	264
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	821
Summit County,Series R
5.50%, 12/1/13, FGIC	250	275
5.50%, 12/1/16, FGIC	535	602
5.50%, 12/1/17, FGIC	930	1,055
5.50%, 12/1/18, FGIC	1,095	1,249
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,410
Warren County Special Assesment, 6.55%, 12/1/14	655	727

		13,847

Education (46.2%)
Allen East Local School District, 5.38%, 12/1/25, Callable 12/1/14 @ 100, AMBAC	1,900	2,085
Anthony Wayne Local School District, 5.75%, 12/1/30, Callable 12/1/10 @ 101, FSA	2,215	2,392
Barnesville Village School District, District Credit Program, 5.75%, 12/1/22, Callable 12/1/10 @ 101	500	536
Brecksville-Broadview Heights City School District, 6.50%, 12/1/16, Callable 2/21/07 @ 102, FGIC	140	143
Brunswick City School District Improvements, 6.00%, 12/1/26, Callable 12/1/09 @ 101, FGIC	500	535
Bucyrus City School District, School Improvements, GO, 5.00%, 12/1/22, Callable 12/01/16 @ 100, FSA	1,000	1,069
Chillicothe City School District
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,233
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,341
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,728
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	919
Cleveland Municipal School District, 5.25%, 12/1/24, Callable 6/1/14 @ 100, FSA	1,295	1,394
East Holmes Local School District, 6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC	500	551
Eaton Community City Schools, School Improvements, GO, 4.25%, 12/1/29, Callable 12/01/16 @ 100, FGIC	1,250	1,209
Fairfield City School District, 7.45%, 12/1/14, FGIC	1,000	1,182
Hamilton City School District Improvements,Series A
5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC	1,200	1,285
6.15%, 12/1/16, State Aid Withholding(a)	600	703
Hilliard School District, Series A, 4.63%, 12/1/28, Callable 12/1/16 @ 100, MBIA	120	122
Jackson Local School District, 5.63%, 12/1/25, Callable 12/1/10 @ 100, FSA	1,500	1,600
Kirtland Local School District Improvements, 4.50%, 12/1/33, Callable 6/1/16 @100, FGIC	330	328
Lake Local School District, Wood County
4.60%, 12/1/11, MBIA	450	466
5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	1,575	1,694
Lima City School District
5.00%, 12/1/08, AMBAC	400	409
6.00%, 12/1/22, Prerefunded 12/1/10 @ 102, AMBAC	1,970	2,165
6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC	30	33

See notes to schedules of investments.

1

Security Description	Principal Amount	Value
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Callable 12/1/16 @ 100, FSA	$3,000	$3,174
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,243
Marion Local School District, 5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA	230	248
Marysville Exempt Village School District
5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	646
6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC	725	789
Minerva Local School District
5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	1,425	1,510
Classroom Facilities
5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	1,275	1,364
Newcomerstown Exempt Village School Facilities, 6.25%, 12/1/23, Callable 12/1/10 @ 102, MBIA	900	995
Nordonia Hills City School District
5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC	1,500	1,600
5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC	1,500	1,604
Sidney City School District, 4.70%, 12/1/11, FGIC	200	208
Springboro Community City School District, 5.00%, 12/1/23, Callable 6/1/14 @ 100, MBIA	2,065	2,178
Springfield City School District
4.50%, 12/1/11, FGIC	500	515
5.00%, 12/1/17, Callable 12/1/11 @ 102, FGIC	500	532
Springfield City School District, GO
3.75%, 12/1/16, FSA SD Credit Program	375	368
0.00%, 12/1/22, FSA SD Credit Program	1,775	888
0.00%, 12/1/23, FSA SD Credit Program	2,775	1,325
State Common Schools, Series A, 4.50%, 9/15/23, Callable 3/15/15 @ 100	1,000	1,010
Worthington City School District
6.00%, 12/1/10, FGIC	2,175	2,344
6.00%, 12/1/11, FGIC	2,255	2,470

		50,133

Public Facilities (Convention, Sport, Public Buildings) (0.9%)
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	673
Lorain County Justice Center, 4.25%, 12/1/12, FGIC	250	256

		929

Public Improvements (1.6%)
Akron, 5.50%, 12/1/21, Callable 12/1/10 @ 101	510	546
Monroe, 5.00%, 12/1/24, Callable 12/1/13 @ 100, FSA	1,090	1,147
North Olmsted, Limited Tax, Capital Improvement, Series C, 4.25%, 12/1/16, AMBAC	75	76

		1,769

Transportation (1.5%)
State Highway Capital Improvements, Series F, 5.25%, 5/1/10	500	523
Toledo, Street Improvements, 5.00%, 12/1/16, Callable 12/1/11 @ 100, MBIA	1,050	1,102

		1,625

Utilities (Sewers, Telephone, Electric) (0.9%)
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	310	365
Huron County, Landfill Issue II
5.40%, 12/1/07, MBIA	285	289
5.60%, 12/1/09, Callable 12/1/07 @ 102, MBIA	320	331

		985

		69,516

Revenue Bonds (30.6%)
Education (13.7%)
Cincinnati Technical College
5.00%, 10/1/10, AMBAC	500	520
5.00%, 10/1/12, AMBAC	650	689

See notes to schedules of investments.

2

Security Description	Principal Amount	Value
Cleveland State University General Receipts, 5.25%, 6/1/24, Callable 6/1/14 @ 100, FGIC	$1,000	$1,076
Ohio State University General Receipts, Series A, 5.75%, 12/1/24, Prerefunded 12/1/09 @ 101	1,250	1,329
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/12	400	422
5.00%, 11/15/13	250	265
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	455
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	362
State Higher Educational Facility Commission Revenue, University Hospital Health System, Inc., Series A, 4.50%, 1/15/31, Callable 1/15/17 @ 100(b)	1,500	1,449
State Higher Educational Facility Commission Revenue, University of Dayton 2006 Project, 4.70%, 12/1/36, Callable 12/1/16 @ 100	1,750	1,777
State Higher Educational Facility Commission Revenue, Xavier University Project, 6.00%, 5/15/08, Callable 5/15/07 @ 102, MBIA	500	513
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	634
State Higher Educational Facility Revenue, John Carroll University Project, 5.00%, 4/1/26, Callable 4/1/16 @ 100	4,480	4,698
University Toledo General Receipts Bonds, Series A, 4.25%, 6/1/36, Callable 12/01/16 @ 100, AMBAC	750	714

		14,903

Hospitals, Nursing Homes & Health Care (7.9%)
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A
5.00%, 1/1/10(a)	250	256
5.00%, 1/1/11	1,000	1,032
5.00%, 1/1/14(a)	430	449
5.00%, 1/1/15	300	314
Franklin County Hospital Revenue, The Childrens Hospital Project,Series C
5.00%, 5/1/15, FGIC	1,585	1,697
5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,424
5.00%, 5/1/17, Callable 5/1/15 @ 100, FGIC	1,505	1,601
Lucas County Hospital Revenue, 5.75%, 11/15/14, MBIA	1,785	1,824
		8,597

Housing (0.7%)
Capital Corp. for Housing Management, Kent Gardens, Series II, 6.35%, 7/1/15, Callable 3/26/07 @ 100, MBIA FHA	805	806

Public Improvements (0.6%)
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	644

Transportation (2.9%)
Cleveland Airport Systems Revenue, Series C, 5.00%, 1/1/31, Callable 1/01/17 @ 100, FSA	3,000	3,163

Utilities (Sewers, Telephone, Electric) (0.3%)
Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC	300	311

Utilities-Water (4.5%)
Akron Waterworks Revenue, 5.63%, 12/1/20, Callable 6/1/10 @ 100, AMBAC(a)	1,250	1,317
Avon Lake Water System Revenue,Series A
5.50%, 10/1/17, Callable 10/1/10 @ 100, AMBAC	420	445
5.50%, 10/1/18, Callable 10/1/10 @ 100, AMBAC	445	471
Clermont County Waterworks Revenue, Clermont County Sewer District, 4.25%, 8/1/12, AMBAC	1,150	1,175
Warren County Waterworks Revenue,Warren County Water District
5.00%, 12/1/16, Callable 12/1/12 @ 101, FSA	645	686
5.00%, 12/1/18, Callable 12/1/12 @ 101, FSA	710	753

		4,847

		33,271

Total Municipal Bonds (Cost $98,985)		102,787

See notes to schedules of investments.

3

Security Description	Shares	Value
Investment Companies (4.9%)
Blackrock Ohio Money Market, 3.33% (c)	$3,500	$3,500
Touchstone Ohio Money Market, 3.17% (c)	1,766	1,766

Total Investment Companies (Cost $5,267)		5,266

Total Investments (Cost $104,252) — 99.5%		108,053
Other assets in excess of liabilities — 0.5%		585

NET ASSETS — 100.0%		$108,638

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)	Security purchased on a “when-issued” basis.

(c)	Rate disclosed is as of 01/31/2007.

AMBAC	Insured by American Municipal Bond Assurance Corp.

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FSA	Insured by Federal Security Assurance

GO	General Obligation

MBIA	Insured by Municipal Bond Insurance Organization

See notes to schedules of investments.

4

The Victory Portfolios	Schedule of Portfolio Investments
Prime Obligations Fund	January 31, 2007
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificate of Deposit (9.7%)
Canadian Imperial Bank NY, 5.32%, 2/21/07	$19,000	$19,000
Citibank N.A., 5.32%, 2/20/07	25,000	25,000
Credit Suisse First Boston NY, 5.21%, 3/29/07	9,000	9,000
National City Bank, 4.97%, 2/28/07	9,000	9,000
Royal Bank of Canada NY, 5.35%, 3/21/07	18,000	18,000
Wells Fargo Bank, 5.01%, 2/15/07	9,000	9,000

Total Certificate of Deposit (Amortized Cost $89,000)		89,000

Commercial Paper (35.7%)
Amstel Funding Corp.
5.22%(c), 3/5/07(a)	25,000	24,884
5.21%(c), 4/18/07(a)	5,000	4,945
Atlas Capital Funding Corp, 5.30% (b), 2/16/07 (a)	10,000	10,000
Barton Capital LLC, 5.28%(c), 2/1/07 (a)	20,000	20,000
Edison Asset Securitization, 5.24%(c), 2/2/07 (a)	30,505	30,501
General Electric Capital Corp., 5.26%(c), 4/23/07	15,500	15,317
HBOS Treasury Services NY, 5.24% (c), 2/5/07	45,000	44,974
Natural Rural Utility, 5.25%(c), 2/9/07	11,000	10,987
Old Line Funding LLC, 5.25%(c), 2/8/07 (a)	40,000	39,959
Royal Bank of Canada, 5.24% (c), 2/5/07	25,000	24,985
Salvation Army, 5.43%(c), 2/1/07	19,000	19,000
Tango Finance Corp.
5.23%(c), 3/15/07(a)	15,000	14,909
5.24%(c), 3/19/07(a)	17,600	17,482
Windmill Funding Corp., 5.24%(c), 2/9/07 (a)	50,000	49,942

Total Commercial Paper (Amortized Cost $327,885)		327,885

Corporate Bonds (34.2%)
Anchor Holdings II LLC, 5.41% (b), 4/15/26	13,300	13,300
Atlas Capital Funding Corp., 5.31% (b), 7/10/07, MTN (a)	30,000	30,000
Atlas Metal Invest Corp, 5.36% (b), 10/1/20	2,160	2,160
Cannon County Hospital LLC, 5.37% (b), 6/1/26, LOC Fifth Third Bank	2,500	2,500
Cheyne Finance LLC
5.29%(b), 5/25/07, MTN (a)	30,000	29,997
5.28%(b), 11/5/07, MTN (a)	16,000	15,996
CIT Group, Inc.
7.38%, 4/2/07	5,000	5,014
5.60%(b), 9/20/07, MTN	6,140	6,148
Clinic Investment LP, Series 2000, 5.36% (b), 6/1/15	10,910	10,910
Comerica Bank, 5.29% (b), 11/13/07	20,000	19,998
Duncan Oil Co., 5.36% (b), 4/1/16, LOC National City Bank	3,545	3,545
Florence Center Association, 5.45% (b), 12/1/11, LOC Firstar Bank N.A.	850	850
Four Flags Properties, Inc., 5.37% (b), 10/1/28	4,525	4,525
Glacier 600 LLC, 5.47% (b), 11/1/16, LOC US Bank N.A.	4,680	4,680
Harrier Finance Funding LLC
5.28%(b), 5/25/07, MTN (a)	10,000	9,999
5.33%(b), 7/20/07, MTN (a)	20,000	20,002
IBM Corp., 5.36% (b), 6/28/07, MTN	40,000	40,006
Illinois Great River, 5.37% (b), 4/1/34, LOC JP Morgan Chase Bank N.A.	2,490	2,490
J&K Investments of Ohio, 5.41% (b), 10/1/25, LOC Fifth Third Bank	2,095	2,095
Laurel Grocery Co. LLC, 5.41% (b), 12/1/14	1,835	1,835
Liberty Light US Capital, 5.30% (b), 7/2/07, MTN (a)	20,000	19,999
Maruga, Series 1999a, 5.51% (b), 2/1/20, LOC Fifth Third Bank	4,020	4,020
Merck & Co., Inc., 4.52% (b), 2/22/07 (a)	16,000	15,989
Metal Forming & Coining, 5.36% (b), 7/1/18, LOC National City Bank	5,485	5,485
Mississippi Business Finance Corp., 5.42%, 2/26/07, LOC B.P. Amoco(a)	8,100	8,100
Neltner Properties LLC, 5.41% (b), 12/1/19, LOC Firstar Bank N.A.	3,230	3,230
Richfield Technology Associates LLC, 5.41% (b), 4/1/20, LOC Firstar Bank N.A.	3,545	3,545
Rise, Inc., 5.50% (b), 11/1/22, LOC Wells Fargo Bank N.A.	3,695	3,695
Southwestern Ohio Steel, 5.41% (b), 4/1/08, LOC Firstar Bank N.A.	1,425	1,425
Stevenson Photo Color Co., 5.41% (b), 8/1/19	4,320	4,320

See notes to schedules of investments.

1

Security Description	Principal Amount	Value
Summit Country Day School, Series 2003, 5.41% (b), 11/1/09	$5,935	$5,935
Surgery Center Financial Corp., 5.36% (b), 4/1/20, LOC National City Bank	4,325	4,325
The C.J. Krehbiel Co., 5.36% (b), 10/1/10, LOC National City Bank	3,950	3,950
Vista Funding Corp., 5.55% (b), 8/1/17, LOC Fifth Third Bank	1,570	1,570
Wisconsin House, 5.32% (b), 5/1/35, LOC M & I Marshall Ilsley Bank	2,455	2,455

Total Corporate Bonds (Amortized Cost $314,093)		314,093

Repurchase Agreements (18.3%)
ABN Amro Bank NV, 5.28%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $50,007 collateralized by $50,000 U.S. Government security, 5.50%, 7/1/35, market value $50,763)	50,000	50,000
Bear Stearns & Co., 5.28%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $100,015 collateralized by $102,002 various U.S. Government securities, 5.50%-6.00%, 11/1/20-11/1/36, market value $101,521)	100,000	100,000
UBS Warburg, 5.26%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $18,403 collateralized by $18,770 U.S. Government security 8.13%, 10/15/19 market value $18,770)	18,400	18,400

Total Repurchase Agreements (Amortized Cost $168,400)		168,400

Taxable Municipal Bonds (1.8%)
Florida (0.2%)
Osceola County Housing Finance Authority, Revenue, 5.40% (b), 9/15/35, LOC JP Morgan Chase Bank	2,170	2,170
Kentucky (0.6%)
Boone County Industrial Building Revenue, Hennegan Co. Project, Series B, 5.41% (b), 4/1/16, LOC U.S. Bank Trust N.A.	1,750	1,750
Walton Industrial Building Revenue, Clarion Manufacturing Corp. of America Project, 5.41% (b), 8/1/17, LOC Fifth Third Bank	3,400	3,400
Missouri (0.4%)
State Development Finance Board, Infastructure Facilities Revenue, St. Louis Center, Series B, 5.37% (b), 12/1/20, LOC Firstar Bank	3,910	3,910
Tennessee (0.6%)
Franklin Industrial Development Board, Tax Increment Revenue, 5.37% (b), 4/1/30, LOC Fifth Third Bank	5,000	5,000

Total Taxable Municipal Bonds (Amortized Cost $16,230)		16,230

Total Investments (Amortized Cost $915,608)(d) — 99.7%		915,608

Other assets in excess of liabilities — 0.3%		3,146

NET ASSETS — 100.0%		$918,754

(a)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(b)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2007.

(c)	Rate represents the effective yield at purchase.

(d)	Represents cost for financial reporting and federal income tax purposes.

LLC	Limited Liability Co.

LOC	Letter of Credit

LP	Limited Partnership

MTN	Medium Term Note

See notes to schedules of investments.

2

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	January 31, 2007
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares/ Principal Amount	Value
Commercial Paper (5.3%)
Barton Capital LLC, 5.26% (a), 2/1/07	$1,000	$1,000
Total Capital, 5.27% (a), 2/1/07	9,016	9,015

Total Commercial Paper (Cost $10,016)		10,015

Common Stocks (94.9%)
Apparel & Footwear (1.2%)
Kellwood Co. (b)	69,000	2,263

Automotive Parts (0.6%)
Aftermarket Technology Corp. (c)	50,000	1,078

Banks (1.6%)
W Holding Co., Inc.	385,000	2,025
Wintrust Financial Corp. (b)	22,000	1,008

		3,033

Brokerage Services (0.9%)
Woodward Governor Co. (b)	38,600	1,615

Building Materials (3.3%)
ABM Industries, Inc. (b)	67,800	1,752
Lennox International, Inc. (b)	26,000	789
Simpson Manufacturing Co., Inc. (b)	51,000	1,668
Texas Industries, Inc. (b)	28,000	2,056

		6,265

Building-Residential & Commercial (0.6%)
Skyline Corp.	32,000	1,209

Chemicals (2.1%)
CF Industries Holdings, Inc. (b)	57,000	1,739
Olin Corp. (b)	135,000	2,273

		4,012

Coal (0.9%)
Foundation Coal Holdings, Inc.	50,500	1,681

Computers & Peripherals (4.7%)
Foundry Networks, Inc. (b)(c)	177,000	2,561
Imation Corp.	58,200	2,533
Manhattan Associates, Inc. (b)(c)	74,000	2,077
Silicon Storage Technology, Inc. (c)	336,000	1,673

		8,844

Consulting Services (0.7%)
Watson Wyatt & Co. Holdings (b)	28,500	1,262

Consumer Products (0.6%)
CSS Industries, Inc.	33,000	1,190

Distribution/Wholesale (1.1%)
United Stationers, Inc. (b)(c)	40,800	2,079

Electrical Components & Equipment (1.4%)
Gentex Corp.	151,000	2,641

Electronics (2.8%)
Hubbell, Inc., Class B	68,000	3,278
Orbotech Ltd. (c)	84,000	2,011

		5,289

Engineering (0.7%)
Michael Baker Corp. (c)	51,000	1,247

Engineering & Construction (0.8%)
Foster Wheeler Ltd. (c)	28,000	1,497

See notes to schedules of investments.

1

Security Description	Shares	Value
Financial Services (1.2%)
Piper Jaffray Cos., Inc. (b)(c)	32,000	$2,206

Food Prcessing & Packaging (0.7%)
J & J Snack Foods Corp.	29,977	1,237

Health Care (1.5%)
AMERIGROUP Corp. (b)(c)	40,000	1,451
Magellan Health Services, Inc. (b)(c)	33,500	1,367

		2,818

Heavy Machinery (0.6%)
NACCO Industries, Inc., Class A	8,000	1,156

Home Furnishings (0.6%)
Furniture Brands International, Inc. (b)	68,000	1,134

Insurance (7.0%)
Alfa Corp. (b)	78,400	1,478
Assured Guaranty Ltd.	97,500	2,558
Delphi Financial Group, Inc. (b)	38,537	1,520
Infinity Property & Casualty Corp.	33,000	1,579
Max Re Capital Ltd.	90,000	2,160
National Western Life Insurance Co., Class A	9,150	2,100
Stewart Information Services Corp.	42,000	1,766

		13,161

Internet (2.2%)
EarthLink, Inc. (c)	359,000	2,624
Websense, Inc. (c)	75,000	1,624

		4,248

Machine-Diversified (0.7%)
Kennametal, Inc. (b)	23,000	1,421

Machinery-Construction & Mining (0.9%)
Astec Industries, Inc. (b)(c)	48,000	1,729

Manufacturing-Diversified (1.0%)
Federal Signal Corp. (b)	119,000	1,954

Manufacturing-Miscellaneous (4.3%)
AptarGroup, Inc. (b)	47,000	2,868
Lancaster Colony Corp. (b)	61,000	2,668
Matthews International Corp.	35,833	1,453
Portec Rail Products, Inc.	111,000	1,110

		8,099

Media (0.7%)
Journal Communications, Inc., Class A	93,000	1,253

Medical Equipment & Supplies (0.8%)
Orthofix International N.V. (c)	32,000	1,612

Metal Fabrication (3.4%)
CIRCOR International, Inc.	36,765	1,327
Mueller Industries, Inc.	49,500	1,612
Quanex Corp. (b)	61,175	2,397
Valmont Industries, Inc.	21,000	1,165

		6,501

Mining (0.7%)
Meridian Gold, Inc. (b)(c)	44,000	1,286

Office Equipment & Supplies (0.8%)
John H. Harland Co. (b)	30,900	1,557

Oil & Gas Exploration-Production & Services (8.6%)
Cimarex Energy Co.	83,000	3,111
Comstock Resources, Inc. (b)(c)	89,500	2,859
Rosetta Resources, Inc. (b)(c)	90,000	1,693
St. Mary Land & Exploration Co. (b)	67,436	2,427

See notes to schedules of investments.

2

Security Description	Shares	Value
Swift Energy Co. (b)(c)	43,000	$1,907
Todco, Class A (c)	46,000	1,593
Whiting Petroleum Corp. (c)	58,000	2,643

		16,233

Oil Marketing & Refining (0.7%)
Holly Corp. (b)	26,000	1,370

Oilfield Services & Equipment (1.4%)
Lone Star Technologies, Inc. (b)(c)	55,000	2,659

Pharmaceuticals (2.5%)
Axcan Pharma, Inc. (b)(c)	99,000	1,504
Medicis Pharmaceutical Corp., Class A (b)	51,000	1,935
Perrigo Co. (b)	76,000	1,313

		4,752

Real Estate Investment Trusts (7.3%)
American Home Mortgage Investment Corp. (b)	83,000	2,900
Annaly Capital Management, Inc. (b)	183,000	2,522
Deerfield Triarc Capital Corp. (b)	147,500	2,463
LaSalle Hotel Properties (b)	39,400	1,876
LTC Properties, Inc.	50,100	1,413
PS Business Parks, Inc.	34,801	2,617

		13,791

Recreational Vehicles (2.7%)
Fleetwood Enterprises, Inc. (b)(c)	129,000	1,188
Monaco Coach Corp. (b)	121,000	1,825
Winnebago Industries, Inc. (b)	64,000	2,146

		5,159

Restaurants (1.5%)
IHOP Corp. (b)	27,000	1,437
Jack in the Box, Inc. (c)	22,000	1,359

		2,796

Retail-Apparel/Shoe (0.7%)
The Buckle, Inc.	39,750	1,335

Retail-Specialty Stores (0.9%)
Cato Corp, Class A	76,000	1,715

Semiconductors (6.1%)
ASE Test Ltd. (c)	145,000	1,596
Emulex Corp. (c)	109,000	1,935
Fairchild Semiconductor International, Inc. (b)(c)	152,000	2,707
Mattson Technology, Inc. (b)(c)	243,000	2,117
MKS Instruments, Inc. (b)(c)	80,500	1,761
OmniVision Technologies, Inc. (b)(c)	119,000	1,373

		11,489

Software & Computer Services (3.2%)
Altiris, Inc. (c)	34,000	1,113
Borland Software Corp. (c)	313,000	1,709
CIBER, Inc. (c)	287,000	1,974
Dendrite International, Inc. (c)	122,000	1,331

		6,127

Staffing (0.7%)
Heidrick & Struggles International, Inc. (b)(c)	32,000	1,397

Telecommunications-Services & Equipment (1.1%)
CommScope, Inc. (b)(c)	62,000	2,003

Transportation Services (1.6%)
Genesee & Wyoming, Inc., Class A (b)(c)	61,000	1,720
Pacer International, Inc. (b)	41,000	1,277

		2,997

See notes to schedules of investments.

3

	Shares/ Principal Amount	Value
Utilities-Electric (2.9%)
ALLETE, Inc. (b)	52,000	$2,501
Black Hills Corp. (b)	33,000	1,223
Otter Tail Corp. (b)	56,000	1,810

		5,534

Utilities-Natural Gas (0.8%)
Energen Corp.	31,100	1,439

Wire & Cable Products (1.1%)
General Cable Corp. (b)(c)	47,000	2,027

Total Common Stocks (Cost $147,964)		179,400

Short-Term Securities Held as Collateral for Securities Lending (32.0%)
Pool of various securities for Victory Funds	$60,504	60,504

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $60,504)		60,504

Total Investments (Cost $218,484) — 132.2%		249,919

Liabilities in excess of other assets — (32.2)%		(60,914)

NET ASSETS — 100.0%		$189,005

(a)	Rate represents the effective yield at purchase.

(b)	A portion or all of the security was held on loan.

(c)	Non-income producing security

LLC	Limited Liability Co.

See notes to schedules of investments.

4

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	January 31, 2007
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares/ Principal Amount	Value
Commercial Paper (4.3%)
Total Capital, 5.27% (a), 2/1/07	$25,100	$25,097

Common Stocks (94.7%)
Banks (2.8%)
Colonial BancGroup, Inc. (b)	228,300	5,602
Compass Bancshares, Inc.	173,100	10,542

		16,144

Beverages (0.8%)
Brown-Forman Corp., Class B	74,100	4,860

Building - Residential & Commercial (2.6%)
Granite Construction, Inc.	281,500	15,077

Building Materials (1.2%)
Eagle Materials, Inc.	142,100	7,018

Casinos & Gaming (2.1%)
Melco PBL Entertainment (Macau) Ltd., ADR (b)(c)	166,000	3,210
Station Casinos, Inc. (b)	111,100	9,244

		12,454

Chemicals (3.4%)
Celanese Corp., Series A	599,400	15,735
Zoltek Cos., Inc. (b)(c)	142,000	3,794

		19,529

Coal (0.5%)
Foundation Coal Holdings, Inc.	95,164	3,167

Computers & Peripherals (1.4%)
Western Digital Corp. (c)	410,200	8,040

Energy-Alternative Sources (1.3%)
Suntech Power Holdings Co. Ltd., ADR (b)(c)	198,633	7,310

Engineering & Construction (1.3%)
Foster Wheeler Ltd. (c)	140,000	7,486

Financial Services (5.7%)
Affiliated Managers Group, Inc. (b)(c)	89,000	9,915
Ambac Financial Group, Inc.	84,100	7,409
Ameriprise Financial, Inc.	273,600	16,131

		33,455

Food Processing & Packaging (1.9%)
Dean Foods Co. (c)	184,400	8,160
J.M. Smucker Co.	59,350	2,818

		10,978

Heavy Machinery (2.3%)
NACCO Industries, Inc., Class A	43,400	6,269
Terex Corp. (b)(c)	125,400	7,134

		13,403

Home Builders (1.4%)
Pulte Homes, Inc. (b)	237,900	8,169

Hotels & Motels (1.9%)
Hilton Hotels Corp. (b)	307,800	10,893

Insurance (8.5%)
Aon Corp.	108,675	3,897
Arch Capital Group Ltd. (c)	79,650	5,145
Assurant, Inc. (b)	268,290	14,911
First American Corp.	161,500	6,844
Nationwide Financial Services, Inc. (b)	185,504	10,138

See notes to schedules of investments.

1

Security Description	Shares	Value
PMI Group, Inc. (b)	175,275	$8,382

		49,317

Iron/Steel (2.0%)
IPSCO, Inc. (b)	83,700	8,456
Mueller Water Products, Inc., Class A (b)	226,100	3,109

		11,565

Manufacturing-Miscellaneous (4.2%)
Harsco Corp.	76,500	6,570
Trinity Industries, Inc. (b)	462,100	17,675

		24,245

Medical Equipment & Supplies (0.9%)
Henry Schein, Inc. (b)(c)	26,302	1,335
Respironics, Inc. (c)	90,700	3,864

		5,199

Metal Fabricate/Hardware (1.3%)
Commercial Metals Co.	276,201	7,488

Mining (2.7%)
Agnico-Eagle Mines Ltd.	193,700	7,796
Teck Cominco Ltd., Class B	104,100	7,687

		15,483

Oil & Gas Exploration-Production & Services (2.3%)
Chesapeake Energy Corp. (b)	145,300	4,302
Newfield Exploration Co. (c)	69,328	2,968
Rowan Cos., Inc.	181,100	5,957

		13,227

Oil & Gas Services (0.9%)
Complete Production Services, Inc. (c)	258,173	5,130

Oilfield Services & Equipment (1.0%)
National-Oilwell Varco, Inc. (c)	92,850	5,630

Pharmaceuticals (2.6%)
AmerisourceBergen Corp.	147,400	7,721
Pharmaceutical Product Development, Inc. (b)	220,000	7,590

		15,311

Pipelines (1.6%)
National Fuel Gas Co. (b)	229,500	9,338

Railroads (0.9%)
CSX Corp.	146,200	5,379

Real Estate Investment Trusts (4.4%)
Health Care Property Investors, Inc. (b)	318,800	13,150
Senior Housing Properties Trust (b)	222,700	5,786
SL Green Realty Corp.	46,000	6,743

		25,679

Restaurants (1.2%)
Chipotle Mexican Grill, Inc., Class B (c)	57,300	3,171
Panera Bread Co., Class B (b)(c)	68,850	4,059

		7,230

Retail-Catalog Shopping (1.9%)
Coldwater Creek, Inc. (b)(c)	285,800	5,330
MSC Industrial Direct Co., Inc., Class A	127,100	5,490

		10,820

Retail-Department Stores (2.5%)
Nordstrom, Inc. (b)	263,800	14,696

See notes to schedules of investments.

2

	Shares/ Principal Amount	Value
Retail-Discount (1.7%)
TJX Cos., Inc.	344,600	$10,190

Retail-Specialty Stores (1.7%)
Circuit City Stores, Inc. (b)	269,800	5,506
The Children’s Place Retail Stores, Inc. (c)	79,500	4,310

		9,816

Semiconductors (5.1%)
Cypress Semiconductor Corp. (b)(c)	741,600	13,683
Emulex Corp. (c)	66,000	1,172
Fairchild Semiconductor International, Inc. (b)(c)	428,100	7,624
Intersil Corp., Class A	281,600	6,634
QLogic Corp. (c)	46,000	842

		29,955

Software (0.9%)
Quest Software, Inc. (b)(c)	352,700	5,266

Steel (1.5%)
Cleveland-Cliffs, Inc. (b)	163,450	8,934

Telecommunications-Services & Equipment (4.7%)
Arris Group, Inc. (b)(c)	373,300	5,309
CommScope, Inc. (b)(c)	176,300	5,696
Harris Corp. (b)	321,000	16,313

		27,318

Transportation Services (1.6%)
GATX Corp. (b)	210,500	9,599

Utilities-Electric (3.2%)
MDU Resources Group, Inc.	236,500	6,114
Wisconsin Energy Corp.	270,800	12,608

		18,722

Utilities-Natural Gas (1.3%)
Energen Corp.	161,900	7,493

Utilities-Water (1.7%)
Aqua America, Inc. (b)	457,700	10,166

Wire & Cable Products (1.8%)
General Cable Corp. (b)(c)	247,766	10,686

Total Common Stocks (Cost $480,526)		551,865

Investment Companies (1.2%)
iShares Russell Midcap Index Fund	$67	6,920

Short-Term Securities Held as Collateral for Securities Lending (37.2%)
Pool of various securities for Victory Funds	216,539	216,539

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $216,539)		216,539

Total Investments (Cost $728,966) — 137.4%		800,421

Liabilities in excess of other assets — (37.4)%		(217,964)

NET ASSETS — 100.0%		$582,457

(a)	Rate represents the effective yield at purchase.

(b)	A portion or all of the security was held on loan.

(c)	Non-income producing security

ADR	American Depositary Receipt

See notes to schedules of investments.

3

The Victory Portfolios	Schedule of Portfolio Investments
Stock Index Fund	January 31, 2007
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares/ Principal Amount	Value
Commercial Paper (2.5%)
Total Capital, 5.27% (a), 2/1/07	$1,956	$1,956

Common Stocks (96.1%)
Advertising (0.2%)
Interpublic Group of Cos., Inc. (b)	2,564	34
Omnicom Group, Inc.	993	104

		138

Aerospace/Defense (2.3%)
B.F. Goodrich Co.	725	36
Boeing Co.	4,595	411
General Dynamics Corp.	2,352	184
Honeywell International, Inc.	4,745	217
Lockheed Martin Corp.	2,069	201
Northrop Grumman Corp.	2,007	142
Raytheon Co., Class B	2,584	134
Rockwell Collins, Inc.	972	66
United Technologies Corp.	5,833	397

		1,788

Agricultural Operations (0.2%)
Archer-Daniels-Midland Co.	3,820	122

Airlines (0.1%)
Southwest Airlines Co.	4,602	70

Aluminum (0.2%)
Alcoa, Inc.	5,039	163

Apparel & Footwear (0.4%)
Coach, Inc. (b)	2,136	98
Jones Apparel Group, Inc.	641	22
Liz Claiborne, Inc.	596	27
Nike, Inc., Class B	1,093	108
VF Corp.	520	39

		294

Audio & Video Products (0.0%)
Harman International Industries, Inc.	379	36

Automotive (0.4%)
AutoNation, Inc. (b)	869	20
Ford Motor Co.	10,977	89
General Motors Corp.	3,287	108
PACCAR, Inc.	1,443	96

		313

Automotive Parts (0.2%)
Eaton Corp.	976	77
Genuine Parts Co.	990	47

		124

Banks (7.6%)
Bank of America Corp.	26,098	1,372
Bank of New York Co., Inc.	4,441	178
BB & T Corp.	3,144	133
Comerica, Inc.	923	55
Commerce Bancorp, Inc.	1,090	37
Compass Bancshares, Inc.	755	46
Fifth Third Bancorp	3,243	129
First Horizon National Corp.	723	31
Huntington Bancshares, Inc.	1,381	32
J.P. Morgan Chase & Co.	20,160	1,027
KeyCorp (c)	2,334	89
M&T Bank Corp.	450	54
Marshall & Ilsley Corp.	1,483	70

See notes to schedules of investments.

Security Description	Shares	Value
Mellon Financial Corp.	2,394	$102
National City Corp.	3,670	139
Northern Trust Corp.	1,089	66
PNC Financial Services Group, Inc.	1,707	126
Regions Financial Corp.	4,237	154
State Street Corp.	1,930	137
SunTrust Banks, Inc.	2,058	171
Synovus Financial Corp.	1,889	60
U.S. Bancorp	10,216	364
Wachovia Corp.	11,077	626
Wells Fargo Co.	19,619	705
Zions Bancorporation	621	53

		5,956

Beverages (2.0%)
Anheuser-Busch Cos., Inc.	4,468	228
Brown-Forman Corp., Class B	458	30
Coca Cola Enterprises, Inc.	1,611	33
Coca-Cola Co.	11,850	567
Constellation Brands, Inc., Class A (b)	1,221	30
Molson Coors Brewing Co.	266	22
Pepsi Bottling Group, Inc.	796	25
PepsiCo, Inc.	9,543	623

		1,558

Biotechnology (1.1%)
Amgen, Inc. (b)	6,779	477
Biogen Idec, Inc. (b)	1,959	95
Genzyme Corp. (b)	1,528	100
Gilead Sciences, Inc. (b)	2,672	172
MedImmune, Inc. (b)	1,390	48

		892

Brokerage Services (1.1%)
Charles Schwab Corp.	5,944	112
Lehman Brothers Holdings, Inc.	3,080	253
Merrill Lynch & Co., Inc.	5,137	481

		846

Brokerage Services (0.2%)
Applied Biosystems Group	1,065	37
Thermo Fisher Scientific, Inc.	2,372	114
Waters Corp. (b)	590	33

		184

Building Materials (0.2%)
American Standard Cos., Inc.	1,008	50
Masco Corp.	2,291	73
Vulcan Materials Co.	549	56

		179

Building-Residential & Commercial (0.1%)
Centex Corp.	690	37
D.R. Horton, Inc.	1,604	46
KB Home	456	25

		108

Casino Services (0.2%)
Harrah’s Entertainment, Inc.	1,081	91
International Game Technology	1,972	86

		177

Chemicals (1.4%)
Air Products & Chemicals, Inc.	1,280	95
Ashland, Inc.	332	23
Dow Chemical Co.	5,551	231
E.I. du Pont de Nemours and Co.	5,345	265

See notes to schedules of investments.

Security Description	Shares	Value
Eastman Chemical Co.	478	$28
Hercules, Inc. (b)	660	13
Monsanto Co.	3,157	174
PPG Industries, Inc.	960	64
Praxair, Inc.	1,877	118
Rohm & Haas Co.	825	43
Sigma-Aldrich Corp.	766	29

		1,083

Coal (0.1%)
Consol Energy, Inc.	1,061	36
Peabody Energy Corp.	1,533	63

		99

Commercial Services (0.4%)
Cintas Corp.	793	33
Convergys Corp. (b)	801	21
Ecolab, Inc.	1,036	45
Fidelity National Information Services, Inc.	941	40
Moody’s Corp.	1,366	98
Paychex, Inc.	1,968	79

		316

Computers & Peripherals (5.0%)
Apple Computer, Inc. (b)	4,943	424
Cisco Systems, Inc. (b)	35,292	938
Computer Sciences Corp. (b)	998	52
Dell, Inc. (b)	13,201	320
Electronic Data Systems Corp.	3,006	79
EMC Corp. (b)	12,799	179
Hewlett-Packard Co.	15,917	689
International Business Machines Corp.	8,754	868
Lexmark International Group, Inc. (b)	569	36
NCR Corp. (b)	1,036	49
Network Appliance, Inc. (b)	2,173	82
SanDisk Corp. (b)	1,308	53
Sun Microsystems, Inc. (b)	20,454	136
Unisys Corp. (b)	2,003	17

		3,922

Consumer Products (0.5%)
Clorox Co.	882	58
Colgate-Palmolive Co.	2,989	204
Fortune Brands, Inc.	880	74
Newell Rubbermaid, Inc.	1,611	47

		383

Containers & Packaging (0.1%)
Ball Corp.	605	28
Bemis, Inc.	609	21
Pactiv Corp. (b)	773	25
Sealed Air Corp.	469	31

		105

Cosmetics & Toiletries (2.0%)
Avon Products, Inc.	2,583	89
Estee Lauder Cos., Class A	740	35
International Flavor & Fragance, Inc.	453	22
Kimberly-Clark Corp.	2,663	185
Procter & Gamble Co.	18,415	1,194

		1,525

Cruise Lines (0.2%)
Carnival Corp.	2,586	133

Distribution/Wholesale (0.2%)
Costco Wholesale Corp.	2,663	150

See notes to schedules of investments.

Security Description	Shares	Value
E-Commerce & Services (0.2%)
Amazon.com, Inc. (b)	1,795	$67
IAC/InterActiveCorp (b)	1,297	50
Monster Worldwide, Inc. (b)	746	37

		154

Electrical Equipment (0.3%)
Emerson Electric Co.	4,663	210
W.W. Grainger, Inc.	425	33

		243

Electronics (3.2%)
American Power Conversion Corp.	982	30
General Electric Co.	59,905	2,160
Johnson Controls, Inc.	1,138	105
L-3 Communications Holdings, Inc.	726	60
Millipore Corp. (b)	310	21
Molex, Inc.	824	24
PerkinElmer, Inc.	715	17
Sanmina - SCI Corp. (b)	3,097	11
Solectron Corp. (b)	5,315	17
Tektronix, Inc.	479	14

		2,459

Engineering (0.1%)
Fluor Corp.	512	42

Entertainment (0.5%)
The Walt Disney Co.	12,021	423

Environmental Control (0.2%)
Allied Waste Industries, Inc. (b)	1,476	19
Waste Management, Inc.	3,109	118

		137

Financial & Insurance (0.1%)
MBIA, Inc.	783	56

Financial Services (6.4%)
Ambac Financial Group, Inc.	617	54
American Express Co.	7,002	408
Ameriprise Financial, Inc.	1,406	83
Bear Stearns Cos., Inc.	682	112
Capital One Financial Corp.	2,371	191
Chicago Mercantile Exchange Holdings, Inc.	202	114
CIT Group, Inc.	1,152	68
Citigroup, Inc.	28,556	1,574
Countrywide Credit Industries, Inc.	3,609	157
E*TRADE Financial Corp. (b)	2,481	60
Equifax, Inc.	727	30
Fannie Mae	5,667	320
Federated Investors, Inc., Class B	525	19
Freddie Mac	4,027	261
Goldman Sachs Group, Inc.	2,475	525
H&R Block, Inc.	1,873	46
Janus Capital Group, Inc.	1,152	24
Legg Mason, Inc.	764	80
Marsh & McLennan Cos., Inc.	3,203	95
Morgan Stanley	6,152	509
SLM Corp.	2,376	109
T. Rowe Price Group, Inc.	1,532	74
Western Union Co.	4,454	100

		5,013

Food Distributors, Supermarkets & Wholesalers (0.5%)
Kroger Co.	4,169	107
Safeway, Inc.	2,576	93
SUPERVALU, Inc.	1,196	45

See notes to schedules of investments.

Security Description	Shares	Value
Sysco Corp.	3,592	$124

		369

Food Processing & Packaging (0.9%)
Campbell Soup Co.	1,266	49
ConAgra, Inc.	2,961	76
Dean Foods Co. (b)	777	34
General Mills, Inc.	1,994	114
H.J. Heinz Co.	1,915	90
Hershey Foods Corp.	1,010	52
Kellogg Co.	1,458	72
McCormick & Co., Inc.	764	30
Sara Lee Corp.	4,340	74
Tyson Foods, Inc., Class A	1,464	26
Wm. Wrigley Jr. Co.	1,276	66

		683

Forest Products & Paper (0.3%)
International Paper Co.	2,644	89
MeadWestvaco Corp.	1,053	32
Temple-Inland, Inc.	622	31
Weyerhaeuser Co.	1,375	103

		255

Health Care (1.1%)
Coventry Health Care, Inc. (b)	926	48
Health Management Associates, Inc., Class A	1,398	27
Humana, Inc. (b)	966	54
Manor Care, Inc.	430	23
McKesson Corp.	1,720	96
Medtronic, Inc.	6,690	357
WellPoint, Inc. (b)	3,603	282

		887

Heavy Machinery (0.5%)
Caterpillar, Inc.	3,781	242
Deere & Co.	1,344	135
Terex Corp. (b)	597	34

		411

Home Builders (0.1%)
Lennar Corp., Class A	801	44
Pulte Homes, Inc.	1,228	42

		86

Hospitals (0.0%)
Tenet Healthcare Corp. (b)	2,739	19

Hotels & Motels (0.3%)
Hilton Hotels Corp.	2,247	80
Marriott International, Inc., Class A	1,953	94
Starwood Hotels & Resorts Worldwide, Inc.	1,232	77

		251

Household Goods-Appliances, Furnishings & Electronics (0.1%)
Leggett & Platt, Inc.	1,040	25
Whirlpool Corp.	456	42

		67

Insurance (4.6%)
ACE Ltd.	1,892	109
Aetna, Inc.	3,034	128
Aflac, Inc.	2,874	137
Allstate Corp.	3,632	219
American International Group, Inc.	15,108	1,034
Aon Corp.	1,800	65
Chubb Corp.	2,392	124

See notes to schedules of investments.

Security Description	Shares	Value
CIGNA Corp.	596	$79
Cincinnati Financial Corp.	1,007	45
Genworth Financial, Inc., Class A	2,576	90
Hartford Financial Services Group, Inc.	1,842	175
Lincoln National Corp.	1,669	112
Loews Corp.	2,656	115
MetLife, Inc.	4,418	274
MGIC Investment Corp.	482	30
Principal Financial Group	1,568	97
Progressive Corp.	4,427	103
Prudential Financial, Inc.	2,772	247
Safeco Corp.	612	39
St. Paul Cos., Inc.	4,010	204
Torchmark Corp.	570	37
UnumProvident Corp.	1,991	44
XL Capital Ltd., Class A	1,049	72

		3,579

Internet Business Services (1.3%)
eBay, Inc. (b)	6,725	218
Google Inc., Class A (b)	1,245	624
Juniper Networks, Inc. (b)	3,288	60
Symantec Corp. (b)	5,451	96
VeriSign, Inc. (b)	1,425	34

		1,032

Internet Service Provider (0.3%)
Yahoo, Inc. (b)	7,114	201

Investment Companies (0.2%)
Franklin Resources, Inc.	969	115

Leisure & Recreation Products (0.0%)
Brunswick Corp.	534	18

Lodging (0.0%)
Wyndham Worldwide Corp. (b)	1,151	36

Machine-Diversified (0.2%)
Cummins Engine, Inc.	305	41
Dover Corp.	1,186	59
Rockwell Automation, Inc.	989	60

		160

Manufacturing-Capital Goods (0.2%)
Cooper Industries Ltd.	528	48
Illinois Tool Works, Inc.	2,438	125

		173

Manufacturing-Diversified (0.6%)
Ingersoll-Rand Co. Ltd., Class A	1,782	76
Parker Hannifin Corp.	685	57
Tyco International Ltd.	11,558	369

		502

Manufacturing-Miscellaneous (0.7%)
3M Co.	4,279	318
Danaher Corp.	1,377	102
ITT Industries, Inc.	1,073	64
Pall Corp.	711	25
Textron, Inc.	729	68

		577

Media (1.4%)
E.W. Scripps Co., Class A	484	24
News Corp., Class A	13,603	316
Time Warner, Inc.	23,202	508
Univision Communications, Inc. (b)	1,466	52

See notes to schedules of investments.

Security Description	Shares	Value
Viacom, Inc., Class B (b)	4,064	$165

		1,065

Medical Services (1.1%)
Caremark Rx, Inc.	2,478	152
Express Scripts, Inc. (b)	787	55
Laboratory Corp. of America Holdings (b)	729	53
Medco Health Solutions, Inc. (b)	1,705	101
Quest Diagnostics, Inc.	930	49
UnitedHealth Group, Inc.	7,828	409

		819

Medical Supplies (1.1%)
Bausch & Lomb, Inc.	312	17
Baxter International, Inc.	3,803	189
Becton Dickinson & Co.	1,433	110
Biomet, Inc.	1,423	60
Boston Scientific Corp. (b)	6,853	127
C.R. Bard, Inc.	598	49
Patterson Cos., Inc. (b)	808	31
St. Jude Medical, Inc. (b)	2,054	88
Stryker Corp.	1,727	107
Zimmer Holdings, Inc. (b)	1,387	117

		895

Medical-Information Systems (0.0%)
IMS Health, Inc.	1,153	33

Mining (0.2%)
Newmont Mining Corp.	2,616	118

Motorcycles (0.1%)
Harley-Davidson, Inc.	1,506	103

Newspapers (0.2%)
Gannett Co., Inc.	1,362	79
New York Times Co., Class A	836	19
Tribune Co.	1,108	34

		132

Office Equipment & Supplies (0.4%)
Avery Dennison Corp.	549	38
OfficeMax, Inc.	433	21
Pitney Bowes, Inc.	1,289	62
Staples, Inc.	4,200	108
Xerox Corp. (b)	5,610	96

		325

Oil & Gas Exploration-Production & Services (1.3%)
Anadarko Petroleum Corp.	2,672	117
Apache Corp.	1,914	140
Chesapeake Energy Corp.	2,417	72
Devon Energy Corp.	2,569	180
EOG Resources, Inc.	1,415	98
Murphy Oil Corp.	1,087	54
Nabors Industries Ltd. (b)	1,740	53
Noble Corp.	788	59
Rowan Cos., Inc.	642	21
Transocean, Inc. (b)	1,699	131
XTO Energy, Inc.	2,127	107

		1,032

Oil Companies-Integrated (5.9%)
Chevron Corp.	12,669	923
ConocoPhillips	9,564	635
Exxon Mobil Corp.	33,895	2,512
Hess Corp.	1,573	85
Marathon Oil Corp.	2,043	185

See notes to schedules of investments.

Security Description	Shares	Value
Occidental Petroleum Corp.	5,007	$232

		4,572

Oil Marketing & Refining (0.3%)
Sunoco, Inc.	715	45
Valero Energy Corp.	3,514	191

		236

Oilfield Services & Equipment (1.2%)
Baker Hughes, Inc.	1,864	129
BJ Services Co.	1,704	47
Halliburton Co.	5,844	172
National-Oilwell Varco, Inc. (b)	1,020	62
Schlumberger Ltd.	6,847	435
Smith International, Inc.	1,159	46
Weatherford International Ltd. (b)	1,974	80

		971

Paint, Varnishes & Enamels (0.1%)
Sherwin-Williams Co.	650	45

Pharmaceuticals (6.7%)
Abbott Laboratories	8,920	473
Allergan, Inc.	894	104
AmerisourceBergen Corp.	1,116	59
Barr Pharmaceuticals, Inc. (b)	618	33
Bristol-Myers Squibb Co.	11,430	329
Cardinal Health, Inc.	2,354	168
Celgene Corp. (b)	2,164	116
Eli Lilly & Co.	5,721	310
Forest Laboratories, Inc. (b)	1,841	103
Hospira, Inc. (b)	905	33
Johnson & Johnson	16,851	1,126
King Pharmaceuticals, Inc. (b)	1,413	25
Merck & Co., Inc.	12,617	565
Mylan Laboratories, Inc.	1,232	27
Pfizer, Inc.	41,903	1,100
Schering-Plough Corp.	8,616	215
Watson Pharmaceuticals, Inc. (b)	595	16
Wyeth	7,826	387

		5,189

Photography (0.1%)
Eastman Kodak Co.	1,670	43

Pipelines (0.5%)
El Paso Corp.	4,099	64
Kinder Morgan, Inc.	623	66
Questar Corp.	499	40
Spectra Energy Corp.	3,649	95
Williams Cos., Inc.	3,466	94

		359

Primary Metal & Mineral Production (0.3%)
Freeport-McMoRan Copper & Gold, Inc., Class B	1,144	66
Phelps Dodge Corp.	1,185	146

		212

Publishing (0.3%)
Dow Jones & Co., Inc.	378	14
McGraw-Hill Cos., Inc.	2,058	138
Meredith Corp.	225	13
R.R. Donnelley & Sons Co.	1,260	47

		212

Radio & Television (0.8%)
Clear Channel Communications, Inc.	2,870	104

See notes to schedules of investments.

Security Description	Shares	Value
Comcast Corp., Class A (b)	12,095	$536

		640

Railroads (0.7%)
Burlington Northern/Santa Fe Corp.	2,088	168
CSX Corp.	2,529	93
Norfolk Southern Corp.	2,307	115
Union Pacific Corp.	1,567	158

		534

Real Estate (0.1%)
Realogy Corp. (b)	1,246	37

Real Estate Investment Trusts (1.2%)
Apartment Investment & Management Co., Class A	561	35
Archstone-Smith Trust	1,269	80
Boston Properties, Inc.	679	86
Equity Office Properties Trust	2,043	114
Equity Residential Properties Trust	1,698	96
Kimco Realty Corp.	1,314	65
Plum Creek Timber Co., Inc.	1,029	41
ProLogis	1,438	93
Public Storage, Inc.	712	77
Simon Property Group, Inc.	1,286	147
Vornado Realty Trust	750	92

		926

Real Estate Services (0.1%)
CB Richard Ellis Group, Inc., Class A (b)	1,074	40

Restaurants (0.8%)
Darden Restaurants, Inc.	853	33
McDonald’s Corp.	7,187	319
Starbucks Corp. (b)	4,394	154
Wendy’s International, Inc.	556	19
Yum! Brands, Inc.	1,540	92

		617

Retail (0.4%)
Dollar General Corp.	1,813	31
Target Corp.	4,991	306

		337

Retail-Apparel/Shoe (0.1%)
Gap, Inc.	3,062	59
Limited Brands, Inc.	1,988	55

		114

Retail-Department Stores (0.7%)
Dillard’s, Inc., Class A	354	12
Federated Department Stores, Inc.	3,052	127
J.C. Penney Co., Inc.	1,307	106
Kohl’s Corp. (b)	1,900	135
Nordstrom, Inc.	1,329	74
Sears Holdings Corp. (b)	483	85

		539

Retail-Discount (1.0%)
Big Lots, Inc. (b)	636	16
Family Dollar Stores, Inc.	881	29
TJX Cos., Inc.	2,645	78
Wal-Mart Stores, Inc.	14,291	682

		805

Retail-Drug Stores (0.5%)
CVS Corp.	4,786	161

See notes to schedules of investments.

Security Description	Shares	Value
Walgreen Co.	5,831	$264

		425

Retail-Food (0.0%)
Whole Foods Market, Inc.	831	36

Retail-Specialty Stores (1.5%)
AutoZone, Inc. (b)	294	37
Bed Bath & Beyond, Inc. (b)	1,643	69
Best Buy Co., Inc.	2,344	118
Circuit City Stores, Inc.	825	17
Lowe’s Cos., Inc.	8,850	298
Office Depot, Inc. (b)	1,618	61
RadioShack Corp.	789	18
The Home Depot, Inc.	11,860	483
Tiffany & Co.	787	31

		1,132

Rubber & Rubber Products (0.0%)
Goodyear Tire & Rubber Co. (b)	1,031	25

Savings & Loans (0.4%)
Sovereign Bancorp, Inc.	2,089	51
Washington Mutual, Inc.	5,493	245

		296

Schools & Educational Services (0.0%)
Apollo Group, Inc. (b)	813	35

Semiconductors (2.4%)
Advanced Micro Devices, Inc. (b)	3,188	50
Altera Corp. (b)	2,103	42
Analog Devices, Inc.	1,988	65
Applied Materials, Inc.	8,072	143
Broadcom Corp., Class A (b)	2,725	87
Intel Corp.	33,509	702
JDS Uniphase Corp. (b)	1,227	22
KLA-Tencor Corp.	1,157	57
Linear Technology Corp.	1,737	54
LSI Logic Corp. (b)	2,328	22
Maxim Integrated Products, Inc.	1,864	57
Micron Technology, Inc. (b)	4,384	57
National Semiconductor Corp.	1,677	39
Novellus Systems, Inc. (b)	718	22
NVIDIA Corp. (b)	2,066	63
PMC-Sierra, Inc. (b)	1,219	8
QLogic Corp. (b)	916	17
Teradyne, Inc. (b)	1,103	16
Texas Instruments, Inc.	8,624	269
Xilinx, Inc.	1,954	48

		1,840

Software & Computer Services (3.7%)
Adobe Systems, Inc. (b)	3,390	132
Affiliated Computer Services, Inc., Class A (b)	689	34
Autodesk, Inc. (b)	1,347	59
Automatic Data Processing, Inc.	3,200	153
BMC Software, Inc. (b)	1,192	41
CA, Inc.	2,387	58
Citrix Systems, Inc. (b)	1,049	33
Cognizant Technology Solutions Corp., Class A (b)	824	70
Compuware Corp. (b)	2,047	18
Electronic Arts, Inc. (b)	1,793	90
First Data Corp.	4,450	111
Fiserv, Inc. (b)	1,006	53
Intuit, Inc. (b)	2,026	64
Microsoft Corp.	50,274	1,551
Novell, Inc. (b)	1,970	14

See notes to schedules of investments.

Security Description	Shares	Value
Oracle Corp. (b)	23,249	$399
Parametric Technology Corp. (b)	649	13

		2,893

Staffing (0.1%)
Robert Half International, Inc.	974	40

Steel (0.3%)
Allegheny Technologies, Inc.	585	61
Nucor Corp.	1,756	113
United States Steel Corp.	689	57

		231

Telecommunications (0.2%)
Ciena Corp. (b)	491	14
Citizens Communications Co.	1,871	27
Qwest Communications International, Inc. (b)	9,345	76

		117

Telecommunications-Services & Equipment (1.4%)
ADC Telecommunications, Inc. (b)	681	11
Agilent Technologies, Inc. (b)	2,375	76
Avaya, Inc. (b)	2,639	34
Comverse Technology, Inc. (b)	1,174	23
Corning, Inc. (b)	9,091	189
Embarq Corp.	869	48
Jabil Circuit, Inc.	1,073	26
Motorola, Inc.	14,049	279
QUALCOMM, Inc.	9,604	361
Tellabs, Inc. (b)	2,567	26

		1,073

Television (0.3%)
CBS Corp., Class B	4,542	142
The DIRECTV Group, Inc (b)	4,480	109

		251

Tobacco (1.4%)
Altria Group, Inc.	12,180	1,064
UST, Inc.	935	54

		1,118

Tobacco & Tobacco Products (0.1%)
Reynolds American, Inc.	996	64

Tools & Hardware Manufacturing (0.1%)
Black & Decker Corp.	395	35
Snap-on, Inc.	339	16
Stanley Works	472	27

		78

Toys (0.1%)
Hasbro, Inc.	923	26
Mattel, Inc.	2,217	54

		80

Transportation Services (0.8%)
FedEx Corp.	1,782	197
United Parcel Service, Inc., Class B	6,239	451

		648

Travel Services (0.0%)
Sabre Holdings Corp., Class A	769	25

Trucking & Leasing (0.0%)
Ryder Systems, Inc.	353	19

Utilities-Electric (3.0%)
AES Corp. (b)	3,860	80

See notes to schedules of investments.

	Shares/ Principal Amount	Value
Allegheny Energy, Inc. (b)	960	$45
Ameren Corp.	1,199	64
American Electric Power Co.	2,299	100
CenterPoint Energy, Inc.	1,818	31
CMS Energy Corp. (b)	1,293	22
Consolidated Edison Co. of New York, Inc.	1,492	72
Constellation Energy Group, Inc.	1,046	76
Dominion Resources, Inc.	2,056	170
DTE Energy Co.	1,034	48
Duke Energy Corp.	7,298	144
Dynergy, Inc. (b)	2,200	15
Edison International	1,893	85
Entergy Corp.	1,202	112
Exelon Corp.	3,899	234
FirstEnergy Corp.	1,855	110
FPL Group, Inc.	2,349	133
NiSource, Inc.	1,587	38
PG&E Corp.	2,027	95
Pinnacle West Capital Corp.	580	28
PPL Corp.	2,217	79
Progress Energy, Inc.	1,477	70
Public Service Enterprise Group	1,466	98
Southern Co.	4,316	158
TECO Energy, Inc.	1,216	21
TXU Corp.	2,669	144
Xcel Energy, Inc.	2,365	55

		2,327

Utilities-Natural Gas (0.2%)
KeySpan Corp.	1,019	42
NICOR, Inc.	260	12
Peoples Energy Corp.	224	10
Sempra Energy	1,524	87

		151

Utilities-Telecommunications (3.2%)
Alltel Corp.	2,171	133
AT&T, Inc.	36,379	1,369
CenturyTel, Inc.	667	30
Sprint Nextel Corp.	16,824	300
Verizon Communications, Inc.	16,967	654
Windstream Corp.	2,771	41

		2,527

Total Common Stocks (Cost $26,142)		74,993

U.S. Treasury Bill (0.3%)
4.82% (a), 3/15/07 (d)	$250	248

Investment Companies (1.0%)
SPDR Trust Series 1	5	775

Total Investments (Cost $29,111) — 99.9%		77,972
Other assets in excess of liabilities — 0.1%		44

NET ASSETS — 100.0%		$78,016

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security

(c)	Investment in affiliate

(d)	Serves as collateral for futures contracts.

See notes to schedules of investments.

Security Description	Principal Amount	Value
Futures Contracts (5.5%)
S&P 500 Index, expiring March 16, 2007	12	$4,329

Total Futures Contracts (Cost $4,280)

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Tax-Free Money Market Fund	January 31, 2007
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (78.7%)
Arizona (1.0%)
Cochise County Pollution Control Corp. Solid Waste Disposal Revenue, 3.60% (a), 9/1/24, AMT	$4,600	$4,600

Colorado (2.8%)
Commerce City, Northern Infrastructure General Improvement, GO, 3.66% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000
Educational & Cultural Facilities Authority Revenue, Naropa University Project, 3.61% (a), 7/1/30, LOC Wells Fargo Bank N.A.	2,700	2,700
Weld County EDR, BSC Hudson LLC Project, 3.71% (a), 10/1/25, LOC Wells Fargo Bank N.A., AMT	4,925	4,925

		12,625

Florida (4.0%)
Brevard County Health Facilities Authority Revenue, Wuesthoff Health Systems Income Project, 3.51% (a), 1/1/34, LOC Suntrust Bank	4,500	4,500
Miami Health Facilities Authority Revenue, Jewish Home & Hospital Project, 3.51% (a), 8/1/26, LOC Suntrust Bank	1,600	1,600
Pinellas County Educational Facilities Authority Revenue, Shorecrest Prep School Project, 3.51% (a), 7/1/20, LOC Suntrust Bank	2,700	2,700
Putnam County Development Authority Pollution Control Revenue, Seminole Electric, 3.55% (a), 3/15/14	8,725	8,725

		17,525

Georgia (4.7%)
De Kalb County Hospital Authority Revenue Anticipation Certificates, De Kalb Medical Center Income Project, 3.51% (a), 9/1/35, LOC Suntrust Bank	1,760	1,760
Fulton County Development Authority Revenue, Galloway Schools Income Project, 3.51% (a), 7/1/22, LOC Suntrust Bank	6,705	6,705
Fulton County Development Authority Revenue, Holy Innocents School Project, 3.62% (a), 2/1/18, LOC Suntrust Bank	2,220	2,220
Fulton County Development Authority Revenue, Pace Academy, Inc. Project, 3.61% (a), 7/1/18, LOC Bank of America N.A.	2,610	2,610
Fulton County Development Authority Revenue, Westminster Schools Income Project, 3.51% (a), 11/1/28, LOC Suntrust Bank	3,600	3,600
Thomasville Hospital Authority Revenue, Anticipation Certificates, JD Archbold, 3.51% (a), 11/1/23, LOC Suntrust Bank	3,800	3,800

		20,695

Illinois (7.9%)
Chicago Wastewater Transmission Revenue, Second Lien, Series A, 3.61% (a), 1/1/39, MBIA, SPA Bank One N.A.	3,750	3,750
Development Finance Authority Revenue, Derby Industries, Inc. Project, 3.95% (a), 12/1/11, LOC Fifth Third Bank, AMT	1,200	1,200
Development Finance Authority, IDR, Industrial Steel Construction, Inc. Project, 3.95% (a), 7/15/23, LOC Bank One N.A., AMT	3,110	3,110
Development Finance Authority, Solid Waste Disposal Revenue, Develgroup LLC Project, Series A, 3.78% (a), 1/1/21, LOC Bank One N.A., AMT	1,750	1,750
Educational Facilities Authority Revenue, National Louis University, Series B, 3.68% (a), 6/1/29, LOC Bank One N.A.	5,800	5,800
Finance Authority Revenue, YMCA Metro Chicago Project, 3.53% (a), 6/1/34, LOC Harris Trust & Savings Bank	5,000	5,000
Galesburg, Knox College Project, 3.63% (a), 3/1/31, LOC LaSalle National Bank N.A.	5,000	5,000
Glendale Heights, IDR, Hudapack Metal Project, 3.95% (a), 9/1/18, LOC Bank One Wisconsin, AMT	2,160	2,160
Hanover Park, IDR, Spectra-Tech, Inc. Project, 3.80% (a), 8/1/17, LOC Harris Trust & Savings Bank, AMT	965	965
International Port District Revenue, 3.69% (a), 1/1/23, LOC LaSalle National Bank N.A.	2,000	2,000
Upper Illinois River Valley Development Authority Revenue, Advanced Flexible Project, 3.74% (a), 6/1/25, LOC ABN AMRO Bank, AMT	1,640	1,640

See notes to schedules of investments.

1

Security Description	Principal Amount	Value
West Chicago, IDR, Liquid Container Project, 3.64% (a), 3/1/15, LOC Bank of America N.A.	$1,000	$1,000
Yorkville, IDR, Wheaton & Co., Inc. Project, 3.95% (a), 4/1/16, LOC Bank One N.A., AMT	1,400	1,400

		34,775

Indiana (5.4%)
Elkhart County, EDR, Hinsdale Farms Ltd. Project, 3.95% (a), 10/1/17, LOC Bank One N.A., AMT	2,185	2,185
Fort Wayne, EDR, PHD, Inc. Project, 3.85% (a), 5/1/15, LOC Wells Fargo Bank N.A., AMT	2,000	2,000
Greenwood, IDR, Jacks Investments LLC Project, 3.95% (a), 2/1/16, LOC Bank One Indianapolis, AMT	1,130	1,130
Health Facilities Financing Authority Revenue, Crossroads Rehabilitation Center Project, 3.70% (a), 7/1/24, LOC Bank One N.A.	1,925	1,925
Municipal Power Agency, Power Supply Systems Revenue, Series A, 3.52% (a), 1/1/18, LOC Dexia Credit Local	5,710	5,710
Noblesville, Rivers Edge Apartments Project, 3.90% (a), 7/1/22, LOC Bank One Indianapolis	2,400	2,400
State Development Finance Authority Revenue, EDR, Bhar Associates, Inc. Project, 3.95% (a), 8/1/16, LOC Bank One Indiana N.A., AMT	1,435	1,435
State Development Finance Authority Revenue, Educational Facilities, Model Aeronautics, 3.90% (a), 1/1/21, LOC Bank One Indiana N.A.	3,200	3,200
State Educational Facilities Authority Revenue, University of Evansville, Series B, 3.68% (a), 12/1/29, LOC Fifth Third Bank	3,925	3,925

		23,910

Iowa (1.9%)
Urbandale, IDR, Interstate Acres LP, 3.72% (a), 12/1/14, LOC Principal Mutual	6,000	6,000
West Des Moines Revenue, Woodgrain Millwork Income Project, 3.70% (a), 4/1/10, LOC Wells Fargo Bank N.A., AMT	980	980
Woodbury County Educational Facility Revenue, Siouxland Medical Education Foundation, 3.66% (a), 11/1/16, LOC U.S. Bank N.A.	1,500	1,500

		8,480

Kentucky (4.7%)
Covington, Industrial Building Revenue, St. Charles Center, Inc., 3.73% (a), 11/1/13, LOC U.S. Bank N.A.	1,865	1,865
Crestview Hill Industrial Building Revenue, Thomas Moore College Project, 3.73% (a), 11/1/26, LOC Fifth Third Bank	4,030	4,030
Dayton Industrial Building Revenue, Woodcraft Manufacturing Co., Inc. Project, 3.98% (a), 5/1/17, LOC Fifth Third Bank	430	430
Economic Development Finance Authority, Hospital Facilities Revenue, Highland Regional Project, Series A, 3.71% (a), 8/1/13, LOC U.S. Bank N.A.	4,100	4,100
Kenton County Industrial Building Revenue, Baptist Convalescent Center, 3.62% (a), 7/1/18, LOC Fifth Third Bank	2,200	2,200
Lexington-Fayette Urban County Government Industrial Building Revenue, LTS Housing Corp., Inc. Project, 3.69% (a), 11/1/28, LOC National City Bank	2,960	2,960
Pulaski County Solid Waste Disposal Revenue, National Rural Utilities, Series B, 3.76% (a), 8/15/23, AMT	4,350	4,350
Somerset, Industrial Building Revenue, Glen Oak Lumber & Mining, 3.95% (a), 4/1/11, LOC Bank One Milwaukee N.A., AMT	855	855

		20,790

Louisiana (0.2%)
Plaquemines Parish Environmental Revenue, BP Exploration & Oil, 3.79% (a), 10/1/24, AMT	800	800

Maryland (0.7%)
Montgomery County Economic Development Revenue, Sandy Spring Friends School Facility, 3.51% (a), 9/1/34, LOC Suntrust Bank	2,940	2,940

See notes to schedules of investments.

2

Security Description	Principal Amount	Value
Michigan (6.5%)
Dearborn Economic Development Corp. Revenue, Henry Ford Village, 3.69% (a), 10/1/23, LOC Comerica Bank	$8,000	$8,000
Jackson County Economic Development Corp., Melling Tool Co. Project, 3.78% (a), 8/1/18, LOC Comerica Bank, AMT	4,585	4,585
State Hospital Finance Authority Revenue, Southwestern Rehab, 3.65% (a), 6/1/35, LOC Fifth Third Bank	5,060	5,060
State Strategic Fund Limited Obligation Revenue, Agape Plastics, Inc. Project, 3.85% (a), 11/1/28, LOC Bank One Michigan, AMT	1,500	1,500
State Strategic Fund Limited Obligation Revenue, Livonia Tool, Inc. Project, 3.78% (a), 3/1/26, LOC Comerica Bank, AMT	4,000	4,000
State Strategic Fund Limited Obligation Revenue, Non-Ferrous Cast Alloys Project, 3.85% (a), 3/1/19, LOC Bank One Michigan, AMT	1,200	1,200
State Strategic Fund Limited Obligation Revenue, Oak Industrial Drive Project, 3.78% (a), 11/1/33, LOC Comerica Bank, AMT	4,525	4,525

		28,870

Minnesota (0.9%)
Buffalo, IDR, Ekon Powder Coating Project, 3.81% (a), 3/1/17, LOC Wells Fargo Bank N.A., AMT	1,390	1,390
New Brighton, IDR, Donatelle Holdings Project, 3.81% (a), 5/1/12, LOC Wells Fargo Bank N.A., AMT	1,675	1,675
Red Wing Port Authority, IDR, D.L. Ricci Corp. Project, 3.81% (a), 10/1/20, LOC Wells Fargo Bank N.A., AMT	820	820

		3,885

Mississippi (0.4%)
Blue Mountain, IDR, Blue Mountain Production Co. Project, 3.80% (a), 10/1/08, LOC Harris Trust & Savings Bank, AMT	1,600	1,600

Missouri (6.8%)
Bi-State Development Agency, Metrolink District Revenue, Metrolink Cross County Project, 3.50% (a), 10/1/32, FSA, SPA Westdeutsche Landesbank AG	11,000	11,000
Kansas City Municipal Assistance Corp. Revenue, Leasehold Improvement, 3.50% (a), 4/15/34, AMBAC, SPA Dexia Credit Local	2,750	2,750
Kansas City, IDR, Century Avenue Association, 3.80% (a), 12/1/11, LOC Bank of America, AMT	4,900	4,900
St. Charles County Industrial Development Authority Revenue, Cedar Ridge Project, 3.64% (a), 5/15/31, FNMA	11,280	11,280

		29,930

Montana (0.9%)
State Board of Investment, Ltd. Obligation, Gainey Foundation, 3.68% (a), 9/1/14, LOC Comerica Bank	4,245	4,245

Nebraska (0.9%)
American Public Energy Agency, Gas Supply Revenue, National Public Gas Agency, Series B, 3.61% (a), 2/1/14, SPA Societe Generale	4,123	4,123

New Hampshire (1.2%)
Manchester Housing Authority Multifamily Revenue, Wall Street Tower, Series A, 3.66% (a), 6/15/15, LOC PNC Bank N.A.	5,225	5,225

North Carolina (2.0%)
Capital Facilities Finance Agency Student Revenue, Fayetteville University, 3.63% (a), 11/1/33, LOC Wachovia Bank N.A.	2,900	2,900
Capital Facilities Finance Agency, Educational Facilities Revenue, Catawba College, 3.63% (a), 10/1/31, LOC Wachovia Bank N.A.	5,800	5,800

		8,700

Ohio (1.7%)
Butler County, GO, BAN, Road Improvement, 4.50%, 8/10/07	1,000	1,003
Cambridge Hospital Facilities Revenue, Regional Medical Center Project, 3.64% (a), 12/1/21, LOC National City Bank	1,900	1,900
Cuyahoga County, Hospital Facilities Revenue, Sisters Charity Health Systems, 3.64% (a), 11/1/30, LOC National City Bank	1,600	1,600

See notes to schedules of investments.

3

Security Description	Principal Amount	Value
Green Healthcare Revenue, Greater Akron-Canton Project, 3.74% (a), 7/1/19, LOC National City Bank	$1,300	$1,300
Hamilton County EDR, Aronoff Center of Arts Project, 3.65% (a), 4/1/20, LOC Fifth Third Bank	1,905	1,905

		7,708

Oklahoma (0.5%)
Muskogee Medical Center Authority Revenue, 3.66% (a), 10/1/32, LOC Bank of America N.A.	2,200	2,200

Pennsylvania (3.8%)
Benzinger Township Hospital Authority, Elk Regional Health System, 3.64% (a), 12/1/30, LOC PNC Bank N.A.	1,400	1,400
Erie County Hospital Authority, Mercy Terrace Project, 3.67% (a), 8/1/18, LOC Chase Bank Of Texas N.A.	1,545	1,545
Huntingdon County General Authority College Revenue, Juniata College Project, Series A, 3.64% (a), 5/1/26, LOC PNC Bank N.A.	9,415	9,415
Luzerne County, IDR, YMCA Wilkes-Barre Project, 3.67% (a), 10/1/31, LOC PNC Bank N.A.	4,640	4,640

		17,000

South Carolina (2.0%)
Berkeley County Exempt Facility Industrial Revenue, Amoco Chemical Co. Project, 3.79% (a), 4/1/27, AMT	825	825
Jobs Economic Development Authority Revenue, Sister of Charity Hospitals, 3.64% (a), 11/1/32, LOC Wachovia Bank N.A.	8,200	8,200

		9,025

Tennessee (1.6%)
Metropolitan Government, Nashville & Davidson County Health and Educational Facilities Board Revenue, Blakeford Green Hills, 3.65% (a), 7/1/16, LOC Fifth Third Bank	4,925	4,925
Sumner County, School Capital Outlay, Series B, 3.50% (a), 6/1/07, LOC Suntrust Bank	2,100	2,100

		7,025

Texas (4.0%)
Austin Hotel Occupancy Tax Revenue, 3.61% (a), 11/15/29, CIFG, SPA Dexia Credit Local	2,730	2,730
Hockley County Industrial Development Corp. Pollution Control Revenue, Amoco Project, STD Oil Co., 3.65% (a), 3/1/14	5,000	5,002
State, TRAN, 4.50%, 8/31/07	10,000	10,053

		17,785

Utah (2.0%)
Emery County Pollution Control Revenue, Pacificorp Project, 3.53% (a), 7/1/15, LOC BNP Paribas	2,400	2,400
Intermountain Power Agency Power Supply Revenue, Series E, 3.53% (a), 7/1/14, AMBAC, SPA Morgan Stanley Bank	6,500	6,500

		8,900

Virginia (1.8%)
Small Business Financing Authority Revenue, Virginia State University Real Estate, 3.61% (a), 7/1/31, CIFG, SPA Bank of America N.A.	8,000	8,000

Washington (0.2%)
State Housing Finance Commission Nonprofit Revenue, Lutheran Community Services Project, 3.61% (a), 10/1/32, LOC Wells Fargo Bank N.A.	720	720

West Virginia (2.0%)
Weirton Municipal Hospital Building, Commission Hospital Revenue, Weirton Medical Center, Inc., 3.64% (a), 12/1/31, LOC PNC Bank N.A.	8,715	8,715

Wisconsin (6.2%)
Ashland School District, TRAN, 3.75%, 8/30/07	4,300	4,302
Bonduel School District, TRAN, 3.75%, 8/24/07	1,200	1,200

See notes to schedules of investments.

4

	Shares/ Principal Amount	Value
Evansville, IDR, Stoughton Trailers, Inc., 3.95% (a), 12/1/08, LOC Bank One Milwaukee N.A., AMT	$5,980	$5,980
Fitchburg, IDR, 3.95% (a), 12/1/18, LOC Bank One Wisconsin, AMT	1,660	1,660
Fort Atkinson, IDR, Lorman Iron & Metal, 4.05% (a), 12/1/11, LOC Bank One N.A., AMT	760	760
Lawrence, IDR, R. Lewis & R. Lewis LLC Project, 3.95% (a), 8/1/27, LOC Bank One N.A., AMT	1,000	1,000
Northland Pines School District, TRAN, 3.70%, 10/9/07	5,000	5,003
River Falls, IDR, Quadion Corporate Project, 3.75% (a), 11/1/14, LOC U.S. Bank, AMT	955	955
Rolling, IDR, Kretz Lumberg, Inc. Project, 3.85% (a), 11/1/11, LOC Bank One Wisconsin, AMT	2,410	2,410
Two Rivers Public School District, TRAN, 3.70%, 9/28/07	4,000	4,002

		27,272

Total Municipal Bonds (Amortized Cost $348,068)		348,068

Commercial Paper (11.7%)
Florida (2.3%)
Local Government Finance, TECP, 3.55%, 2/7/07, LOC Wachovia Bank N.A.	10,000	10,000

Illinois (1.1%)
Educational Facilities, TECP, 3.57%, 2/7/07, LOC Northern Trust	4,918	4,918

Massachusetts (2.7%)
Health & Education, TECP, 3.57%, 2/7/07	8,500	8,500
State Water, TECP, 3.65%, 2/7/07, LOC State Street	3,500	3,500

		12,000

Nevada (1.2%)
Clark County, TECP, 3.58%, 2/7/07	5,300	5,300

Ohio (1.8%)
Ohio State University, TECP, 3.55%, 2/7/07	7,830	7,830

Texas (2.6%)
University of Texas, TECP, 3.55%, 2/7/07	11,544	11,544

Total Commercial Paper (Amortized Cost $51,592)		51,592

Investment Company (0.0%)
AIM Tax Free Money Market Fund, 3.42% (b)	59,289	60

Total Investment Companies (Amortized Cost $59)		60

Total Investments (Amortized Cost $399,719) (c) — 90.4%		399,720
Other assets in excess of liabilities — 9.6%		42,412

NET ASSETS — 100.0%		$442,132

(a)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2007.
(b)	Represents yield as of 01/31/2007.
(c)	Represents cost for financial reporting and federal income tax purposes.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to alternative minimum tax
BAN	Bond Anticipation Note
CIFG	County IXIS Financial Guaranty
EDR	Economic Development Revenue

See notes to schedules of investments.

5

FNMA	Insured by Federal National Mortgage Association

FSA	Insured by Federal Security Assurance

GO	General Obligation

IDR	Industrial Development Revenue

LLC	Limited Liability Co.

LOC	Letter of Credit

LP	Limited Partnership

MBIA	Insured by Municipal Bond Insurance Organization

SPA	Standby Purchase Agreement

TECP	Tax-Exempt Commercial Paper

TRAN	Tax and Revenue Anticipation Note

See notes to schedules of investments.

6

The Victory Portfolios	Schedule of Portfolio Investments
Value Fund	January 31, 2007
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares/ Principal Amount	Value
Commercial Paper (4.0%)
Total Capital, 5.27% (a), 2/1/07	$9,094	$9,093

Common Stocks (95.7%)
Aerospace/Defense (1.1%)
Northrop Grumman Corp.	35,000	2,483

Banks (8.0%)
Bank of America Corp.	60,000	3,155
UCBH Holdings, Inc. (b)	133,000	2,493
Wachovia Corp.	110,000	6,215
Wells Fargo Co.	176,500	6,340

		18,203

Brokerage Services (0.5%)
Willis Group Holdings Ltd.	29,000	1,185

Chemicals (1.0%)
Celanese Corp., Series A	87,000	2,284

Coal (0.8%)
Foundation Coal Holdings, Inc.	55,000	1,830

Computers & Peripherals (2.9%)
Dell, Inc. (b)(c)	274,000	6,644

Electronics (1.8%)
General Electric Co.	86,000	3,100
Hubbell, Inc., Class B	23,000	1,109

		4,209

Engineering & Construction (1.5%)
Foster Wheeler Ltd. (c)	60,637	3,242
KBR, Inc. (b)(c)	10,000	235

		3,477

Financial Services (10.7%)
Ameriprise Financial, Inc.	10,000	590
Capital One Financial Corp.	30,000	2,412
Citigroup, Inc.	125,000	6,891
Fannie Mae	133,000	7,519
Freddie Mac	110,000	7,142

		24,554

Heavy Machinery (3.5%)
Caterpillar, Inc.	85,000	5,446
Deere & Co.	25,000	2,507

		7,953

Home Builders (3.5%)
Lennar Corp., Class A (b)	59,000	3,209
M.D.C. Holdings, Inc. (b)	30,000	1,748
Toll Brothers, Inc. (b)(c)	92,500	3,129

		8,086

Insurance (9.9%)
American International Group, Inc.	60,000	4,107
Aon Corp.	190,000	6,813
Arch Capital Group Ltd. (c)	52,500	3,391
Assurant, Inc. (b)	28,000	1,556
Progressive Corp.	192,000	4,453
XL Capital Ltd., Class A (b)	32,500	2,243

		22,563

Internet Business Services (1.4%)
Symantec Corp. (b)(c)	185,000	3,276

See notes to schedules of investments.

1

Security Description	Shares	Value
Lodging (0.9%)
Wyndham Worldwide Corp. (c)	69,000	$2,153

Media (2.3%)
Time Warner, Inc. (b)	237,000	5,183

Minerals (1.9%)
BHP Billiton Ltd., ADR (b)	106,000	4,345

Mining (4.1%)
Agnico-Eagle Mines Ltd.	42,000	1,690
Barrick Gold Corp.	22,000	652
Goldcorp, Inc.	12,000	333
Kinross Gold Corp. (b)(c)	96,000	1,277
Meridian Gold, Inc. (c)	11,000	321
Newmont Mining Corp.	63,000	2,841
Rio Tinto plc, ADR (b)	11,000	2,378

		9,492

Newspapers (0.2%)
Gannett Co., Inc.	9,500	552

Oil & Gas Exploration-Production & Services (7.9%)
Chesapeake Energy Corp. (b)	312,000	9,238
Newfield Exploration Co. (c)	26,000	1,113
Noble Corp.	57,000	4,272
Rowan Cos., Inc.	105,000	3,454

		18,077

Oil Companies-Integrated (1.9%)
Exxon Mobil Corp.	58,000	4,298

Oilfield Services & Equipment (5.9%)
GlobalSantaFe Corp.	29,000	1,682
Halliburton Co. (b)	164,000	4,845
National-Oilwell Varco, Inc. (c)	114,000	6,913

		13,440

Pharmaceuticals (5.5%)
Johnson & Johnson	63,000	4,208
Pfizer, Inc.	315,000	8,266

		12,474

Railroads (1.1%)
CSX Corp.	66,000	2,428

Restaurants (1.5%)
McDonald’s Corp.	78,000	3,459

Retail-Discount (3.0%)
Wal-Mart Stores, Inc.	142,500	6,796

Retail-Specialty Stores (2.9%)
The Home Depot, Inc.	165,000	6,722

Savings & Loans (2.4%)
Washington Mutual, Inc. (b)	121,500	5,418

Semiconductors (1.9%)
Applied Materials, Inc.	240,000	4,255

Telecommunications-Services & Equipment (2.9%)
Motorola, Inc.	338,000	6,709

Tobacco (0.3%)
Altria Group, Inc.	7,000	612

Utilities-Telecommunications (2.5%)
Sprint Nextel Corp.	324,000	5,777

Total Common Stocks (Cost $200,289)		218,937

See notes to schedules of investments.

2

Security Description	Principal Amount	Value
Short-Term Securities Held as Collateral for Securities Lending (20.1%)
Pool of various securities for Victory Funds	$45,988	$45,988

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $45,988)		45,988

Total Investments (Cost $255,371) — 119.7%		274,018

Liabilities in excess of other assets — (19.7)%		(45,184)

NET ASSETS — 100.0%		$228,834

(a)	Rate represents the effective yield at purchase.

(b)	A portion or all of the security was held on loan.

(c)	Non-income producing security

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

3

The Victory Portfolios

Notes to Schedules of Portfolio Investments

January 31, 2007 (Unaudited)

(h)  The cost basis for federal income tax purposes, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows:

	Costs of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Balanced Fund	$143,367,691	$12,519,883	$(663,511)	$11,856,372
Investment Grade Convertible Fund	57,145,814	7,037,183	(471,421)	6,565,762
Core Bond Fund	171,047,843	689,692	(1,568,976)	(879,284)
Diversified Stock Fund	4,448,282,864	477,759,675	(14,693,593)	463,066,082
Established Value Fund	292,810,606	83,112,079	(1,880,391)	81,231,688
Federal Money Market Fund	1,702,089,614	—	—	—
Financial Reserves Fund	497,603,852	—	—	—
Focused Growth Fund	3,847,877	875,288	(28,945)	846,343
Fund for Income	294,583,994	770,350	(8,721,700)	(7,951,350)
Government Reserves Fund	1,353,068,722	—	—	—
Institutional Money Market	1,698,660,049	—	—	—
National Municipal Bond Fund	74,284,149	1,828,233	(55,865)	1,772,368
Ohio Municipal Bond Fund	104,217,522	3,992,892	(156,636)	3,836,256
Ohio Municipal Money Market Fund	481,567,298	—	—	—
Prime Obligations Fund	915,607,749	—	—	—
Small Company Opportunity	218,515,763	33,993,408	(2,590,138)	31,403,270
Special Value Fund	737,691,569	65,969,033	(3,239,929)	62,729,104
Stock Index Fund	33,512,287	44,839,667	(379,392)	44,509,205
Tax Free Money Market Fund	399,719,167	—	—	—
Value Fund	255,897,831	21,219,629	(3,099,499)	18,120,130

Open futures contracts as of January 31, 2007:

(Amounts in thousands except contract amount)

	Number of	Market
	Contracts	Value
Stock Index Fund
S & P 500 Index, expiring March 16, 2007	12	$4,329
Total Futures (Cost $4,329)		$4,329

The following is a summary of significant accounting policies followed by the Victory Portfolios (the “Funds”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange where the security is principally traded or at the NASDAQ Official Closing Price (“NOCP”), if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date.  For financial reporting purposes, however transactions are accounted for on trade date on the last business day of the reporting period.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Trust’s Board of Trustees (the “Board”). Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Futures Contracts:

The Balanced Fund, Convertible Fund, Core Bond Fund, Diversified Stock Fund, Fund for Income, National Municipal Bond Fund, Ohio Municipal Bond Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

All Funds may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Securities Lending:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Established Value Fund, Focused Growth Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association (“KeyBank”), the Funds’ custodian and an affiliate of Victory Capital Management Inc. (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which they receive a fee. KeyBanks’s fee is computed monthly in arrears and is based on 40% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board of Trustees, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. Under guidelines established by the Board of Trustees, the Fund must maintain loan collateral with KeyBank at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

As of January 31, 2007, each Fund’s loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements, unaffiliated money market funds, or other short-term securities by the securities lending agent on behalf of the funds.  Each fund received a pro rata portion of the following investments (amounts in thousands):

Market Value of Collateral
Time Deposit
Branch Banking & Trust, 5.24%, 2/1/07	$24,438
Repurchase Agreements
Merrill Lynch Corp., 5.37%, 2/1/07	100,000
(Date of Agreement, 1/31/07, Proceeds at maturity $100,015 collateralized by $103,001 various Corporate securities, 0.00%-7.25%, 5/27/08-1/15/33, market value $102,807)
Morgan Stanley, 5.39%, 2/1/07	270,000
(Date of Agreement, 1/31/07, Proceeds at maturity $270,040 collateralized by $279,819 various Corporate securities, 0.00%-8.38%, 2/5/07-2/1/37, market value $277,850)
Deutsche Corp., 5.37%, 2/1/07	270,000
(Date of Agreement, 1/31/07, Proceeds at maturity $270,040 collateralized by $278,100 various Corporate securities, 0.00%-9.25%, 6/1/07-1/18/57, market value $275,400)
Lehman Equity, 5.39%, 2/1/07	260,000
(Date of Agreement, 1/31/07, Proceeds at maturity $260,039 collateralized by $273,076 various Equity securities, market value $273,076)
Bear Stearns, 5.36%, 2/1/07	40,000
(Date of Agreement, 1/31/07, Proceeds at maturity $40,006 collateralized by $41,202 various Corporate securities, 0.00%-6.92%, 2/14/26-2/25/37, market value $41,014)
HSBC Corp., 5.37%, 2/1/07	150,000
(Date of Agreement, 1/31/07, Proceeds at maturity $150,022 collateralized by $153,423 various Corporate securities, 0.00%-6.38%, 2/14/07-8/24/15, market value $153,339)
Greenwich, 5.37%, 2/1/07	270,000
(Date of Agreement, 1/31/07, Proceeds at maturity $270,040 collateralized by $278,104 various Corporate securities, 0.00%-7.05%, 2/25/08-1/6/46, market value $276,487)
Total Market Value	$1,384,438

Concentration of Credit Risk:

The Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within the state of Ohio than are other types of funds which are not geographically concentrated to the same extent.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)*		/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David C. Brown
David C. Brown, President

Date	March 29, 2007

By (Signature and Title)*		/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 29, 2007

* Print the name and title of each signing officer under his or her signature.